Shareholder Report		12 Months Ended
	Sep. 01, 2025	Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		NEUBERGER BERMAN EQUITY FUNDS
Entity Central Index Key		0000044402
Entity Investment Company Type		N-1A
Document Period End Date		Aug. 31, 2026
C000069472
Shareholder Report [Line Items]
Fund Name		Emerging Markets Equity Fund
Class Name		Institutional Class
Trading Symbol		NEMIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/EmergingMarketsEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/EmergingMarketsEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$115	1.04%

Expenses Paid, Amount		$ 115
Expense Ratio, Percent		1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Emerging market equities rallied overall, mainly driven by investors bidding up generative AI (gen AI) beneficiaries, driving the benchmark IT sector up by almost 130%. The Fund’s investment style transitioned during the year from a core, growth-at-a-reasonable-price (GARP) approach to a value strategy which sold many of the rallying IT gen AI names on valuation concerns. Relative to the MSCI Emerging Markets Index (Net), both stock selection within sectors as well as country and sector allocation decisions detracted value overall.

Performance Attribution

Top Contributors

Top Detractors

  Taiwan Semiconductor Manufacturing Co. Ltd. and Samsung Electronics, the IT mega cap names, were the top absolute contributors, but were both sold on valuation concerns

  Korean holdings

  Semen Indonesia, the cement producer, and Pine Labs, the Indian finance firm, were the largest absolute detractors, both were sold during the year

  Hong Kong holdings

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

Table Summary
	Institutional Class $1,951,200	MSCI Emerging Markets Index (Net) $2,430,500
8/31/16	$1,000,000	$1,000,000
8/31/17	$1,247,600	$1,245,300
8/31/18	$1,216,600	$1,236,800
8/31/19	$1,197,500	$1,182,900
8/31/20	$1,324,300	$1,354,200
8/31/21	$1,536,700	$1,640,300
8/31/22	$1,164,800	$1,282,600
8/31/23	$1,133,400	$1,298,700
8/31/24	$1,325,500	$1,494,400
8/31/25	$1,604,400	$1,745,500
8/31/26	$1,951,200	$2,430,500

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Institutional Class	21.61%	4.89%	6.91%
MSCI Emerging Markets Index (Net)	39.25%	8.18%	9.29%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 218,611,511
Holdings Count | Holding		48
Advisory Fees Paid, Amount		$ 1,355,418
InvestmentCompanyPortfolioTurnover		126.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$218,611,511
Number of Portfolio Holdings	48
Portfolio Turnover Rate	126%
Total Investment Advisory Fees Paid	$1,355,418

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	21.7%
Consumer Staples	14.0%
Communication Services	12.6%
Consumer Discretionary	9.8%
Materials	8.4%
Health Care	6.7%
Information Technology	5.4%
Industrials	4.8%
Energy	4.4%
Utilities	3.8%
Real Estate	3.2%
Short-Term Investments	5.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
China	22.2%
Korea	14.6%
Brazil	12.1%
Mexico	8.3%
United States	6.6%
Hong Kong	4.9%
Hungary	4.4%
Thailand	3.8%
Indonesia	3.4%
Chile	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Richter Gedeon Nyrt	4.4%
Kasikornbank PCL	3.8%
Orion Corp.	3.8%
State Street Navigator Securities Lending Government Money Market Portfolio	3.7%
China Resources Land Ltd.	3.2%
Petroleo Brasileiro SA - Petrobras	3.1%
Ternium SA ADR	2.9%
China Construction Bank Corp. Class H	2.8%
Kunlun Energy Co. Ltd.	2.7%
PDD Holdings, Inc. ADR	2.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/EmergingMarketsEquity/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Effective January 15, 2026, the Fund's principal investment strategies changed to focus on investing in companies trading at discount to intrinsic value and added the ability to invest in frontier markets along with the accompanying principal investment risk.

On such date, the Fund's management fee rate was reduced to 0.75% of the Fund's average daily net assets and the contractual expense limitation for Institutional Class was reduced to 0.98% of average net assets.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Material Fund Change Expenses [Text Block]

On such date, the Fund's management fee rate was reduced to 0.75% of the Fund's average daily net assets and the contractual expense limitation for Institutional Class was reduced to 0.98% of average net assets.

Material Fund Change Strategies [Text Block]

Effective January 15, 2026, the Fund's principal investment strategies changed to focus on investing in companies trading at discount to intrinsic value and added the ability to invest in frontier markets along with the accompanying principal investment risk.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/EmergingMarketsEquity/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000069470
Shareholder Report [Line Items]
Fund Name		Emerging Markets Equity Fund
Class Name		Class A
Trading Symbol		NEMAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/EmergingMarketsEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/EmergingMarketsEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$150	1.36%

Expenses Paid, Amount		$ 150
Expense Ratio, Percent		1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Emerging market equities rallied overall, mainly driven by investors bidding up generative AI (gen AI) beneficiaries, driving the benchmark IT sector up by almost 130%. The Fund’s investment style transitioned during the year from a core, growth-at-a-reasonable-price (GARP) approach to a value strategy which sold many of the rallying IT gen AI names on valuation concerns. Relative to the MSCI Emerging Markets Index (Net), both stock selection within sectors as well as country and sector allocation decisions detracted value overall.

Performance Attribution

Top Contributors

Top Detractors

  Taiwan Semiconductor Manufacturing Co. Ltd. and Samsung Electronics, the IT mega cap names, were the top absolute contributors, but were both sold on valuation concerns

  Korean holdings

  Semen Indonesia, the cement producer, and Pine Labs, the Indian finance firm, were the largest absolute detractors, both were sold during the year

  Hong Kong holdings

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class A (including sales charge) $17,916	MSCI Emerging Markets Index (Net) $24,305
8/31/16	$9,425	$10,000
8/31/17	$11,736	$12,453
8/31/18	$11,409	$12,368
8/31/19	$11,207	$11,829
8/31/20	$12,359	$13,542
8/31/21	$14,298	$16,403
8/31/22	$10,806	$12,826
8/31/23	$10,492	$12,987
8/31/24	$12,237	$14,944
8/31/25	$14,782	$17,455
8/31/26	$17,916	$24,305

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class A (at NAV)	21.20%	4.62%	6.63%
Class A (including sales charge)	14.21%	3.38%	6.00%
MSCI Emerging Markets Index (Net)	39.25%	8.18%	9.29%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 218,611,511
Holdings Count | Holding		48
Advisory Fees Paid, Amount		$ 1,355,418
InvestmentCompanyPortfolioTurnover		126.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$218,611,511
Number of Portfolio Holdings	48
Portfolio Turnover Rate	126%
Total Investment Advisory Fees Paid	$1,355,418

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	21.7%
Consumer Staples	14.0%
Communication Services	12.6%
Consumer Discretionary	9.8%
Materials	8.4%
Health Care	6.7%
Information Technology	5.4%
Industrials	4.8%
Energy	4.4%
Utilities	3.8%
Real Estate	3.2%
Short-Term Investments	5.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
China	22.2%
Korea	14.6%
Brazil	12.1%
Mexico	8.3%
United States	6.6%
Hong Kong	4.9%
Hungary	4.4%
Thailand	3.8%
Indonesia	3.4%
Chile	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Richter Gedeon Nyrt	4.4%
Kasikornbank PCL	3.8%
Orion Corp.	3.8%
State Street Navigator Securities Lending Government Money Market Portfolio	3.7%
China Resources Land Ltd.	3.2%
Petroleo Brasileiro SA - Petrobras	3.1%
Ternium SA ADR	2.9%
China Construction Bank Corp. Class H	2.8%
Kunlun Energy Co. Ltd.	2.7%
PDD Holdings, Inc. ADR	2.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/EmergingMarketsEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Effective January 15, 2026, the Fund's principal investment strategies changed to focus on investing in companies trading at discount to intrinsic value and added the ability to invest in frontier markets along with the accompanying principal investment risk.

On such date, the Fund's management fee rate was reduced to 0.75% of the Fund's average daily net assets and the contractual expense limitation for Class A was reduced to 1.34% of average net assets.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Material Fund Change Expenses [Text Block]		On such date, the Fund's management fee rate was reduced to 0.75% of the Fund's average daily net assets and the contractual expense limitation for Class A was reduced to 1.34% of average net assets.
Material Fund Change Strategies [Text Block]

Effective January 15, 2026, the Fund's principal investment strategies changed to focus on investing in companies trading at discount to intrinsic value and added the ability to invest in frontier markets along with the accompanying principal investment risk.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/EmergingMarketsEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000069471
Shareholder Report [Line Items]
Fund Name		Emerging Markets Equity Fund
Class Name		Class C
Trading Symbol		NEMCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/EmergingMarketsEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/EmergingMarketsEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$234	2.12%

Expenses Paid, Amount		$ 234
Expense Ratio, Percent		2.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Emerging market equities rallied overall, mainly driven by investors bidding up generative AI (gen AI) beneficiaries, driving the benchmark IT sector up by almost 130%. The Fund’s investment style transitioned during the year from a core, growth-at-a-reasonable-price (GARP) approach to a value strategy which sold many of the rallying IT gen AI names on valuation concerns. Relative to the MSCI Emerging Markets Index (Net), both stock selection within sectors as well as country and sector allocation decisions detracted value overall.

Performance Attribution

Top Contributors

Top Detractors

  Taiwan Semiconductor Manufacturing Co. Ltd. and Samsung Electronics, the IT mega cap names, were the top absolute contributors, but were both sold on valuation concerns

  Korean holdings

  Semen Indonesia, the cement producer, and Pine Labs, the Indian finance firm, were the largest absolute detractors, both were sold during the year

  Hong Kong holdings

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class C (including sales charge) $17,637	MSCI Emerging Markets Index (Net) $24,305
8/31/16	$10,000	$10,000
8/31/17	$12,357	$12,453
8/31/18	$11,923	$12,368
8/31/19	$11,625	$11,829
8/31/20	$12,726	$13,542
8/31/21	$14,616	$16,403
8/31/22	$10,967	$12,826
8/31/23	$10,560	$12,987
8/31/24	$12,228	$14,944
8/31/25	$14,662	$17,455
8/31/26	$17,637	$24,305

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class C (at NAV)	20.29%	3.83%	5.84%
Class C (including sales charge)	19.29%	3.83%	5.84%
MSCI Emerging Markets Index (Net)	39.25%	8.18%	9.29%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 218,611,511
Holdings Count | Holding		48
Advisory Fees Paid, Amount		$ 1,355,418
InvestmentCompanyPortfolioTurnover		126.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$218,611,511
Number of Portfolio Holdings	48
Portfolio Turnover Rate	126%
Total Investment Advisory Fees Paid	$1,355,418

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	21.7%
Consumer Staples	14.0%
Communication Services	12.6%
Consumer Discretionary	9.8%
Materials	8.4%
Health Care	6.7%
Information Technology	5.4%
Industrials	4.8%
Energy	4.4%
Utilities	3.8%
Real Estate	3.2%
Short-Term Investments	5.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
China	22.2%
Korea	14.6%
Brazil	12.1%
Mexico	8.3%
United States	6.6%
Hong Kong	4.9%
Hungary	4.4%
Thailand	3.8%
Indonesia	3.4%
Chile	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Richter Gedeon Nyrt	4.4%
Kasikornbank PCL	3.8%
Orion Corp.	3.8%
State Street Navigator Securities Lending Government Money Market Portfolio	3.7%
China Resources Land Ltd.	3.2%
Petroleo Brasileiro SA - Petrobras	3.1%
Ternium SA ADR	2.9%
China Construction Bank Corp. Class H	2.8%
Kunlun Energy Co. Ltd.	2.7%
PDD Holdings, Inc. ADR	2.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/EmergingMarketsEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Effective January 15, 2026, the Fund's principal investment strategies changed to focus on investing in companies trading at discount to intrinsic value and added the ability to invest in frontier markets along with the accompanying principal investment risk.

On such date, the Fund's management fee rate was reduced to 0.75% of the Fund's average daily net assets and the contractual expense limitation for Class C was reduced to 2.09% of average net assets.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Material Fund Change Expenses [Text Block]		On such date, the Fund's management fee rate was reduced to 0.75% of the Fund's average daily net assets and the contractual expense limitation for Class C was reduced to 2.09% of average net assets.
Material Fund Change Strategies [Text Block]

Effective January 15, 2026, the Fund's principal investment strategies changed to focus on investing in companies trading at discount to intrinsic value and added the ability to invest in frontier markets along with the accompanying principal investment risk.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/EmergingMarketsEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000090015
Shareholder Report [Line Items]
Fund Name		Emerging Markets Equity Fund
Class Name		Class R3
Trading Symbol		NEMRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/EmergingMarketsEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/EmergingMarketsEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$184	1.67%

Expenses Paid, Amount		$ 184
Expense Ratio, Percent		1.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Emerging market equities rallied overall, mainly driven by investors bidding up generative AI (gen AI) beneficiaries, driving the benchmark IT sector up by almost 130%. The Fund’s investment style transitioned during the year from a core, growth-at-a-reasonable-price (GARP) approach to a value strategy which sold many of the rallying IT gen AI names on valuation concerns. Relative to the MSCI Emerging Markets Index (Net), both stock selection within sectors as well as country and sector allocation decisions detracted value overall.

Performance Attribution

Top Contributors

Top Detractors

  Taiwan Semiconductor Manufacturing Co. Ltd. and Samsung Electronics, the IT mega cap names, were the top absolute contributors, but were both sold on valuation concerns

  Korean holdings

  Semen Indonesia, the cement producer, and Pine Labs, the Indian finance firm, were the largest absolute detractors, both were sold during the year

  Hong Kong holdings

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R3 $18,256	MSCI Emerging Markets Index (Net) $24,305
8/31/16	$10,000	$10,000
8/31/17	$12,394	$12,453
8/31/18	$12,003	$12,368
8/31/19	$11,740	$11,829
8/31/20	$12,897	$13,542
8/31/21	$14,858	$16,403
8/31/22	$11,183	$12,826
8/31/23	$10,815	$12,987
8/31/24	$12,561	$14,944
8/31/25	$15,111	$17,455
8/31/26	$18,256	$24,305

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R3	20.81%	4.20%	6.20%
MSCI Emerging Markets Index (Net)	39.25%	8.18%	9.29%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 218,611,511
Holdings Count | Holding		48
Advisory Fees Paid, Amount		$ 1,355,418
InvestmentCompanyPortfolioTurnover		126.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$218,611,511
Number of Portfolio Holdings	48
Portfolio Turnover Rate	126%
Total Investment Advisory Fees Paid	$1,355,418

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	21.7%
Consumer Staples	14.0%
Communication Services	12.6%
Consumer Discretionary	9.8%
Materials	8.4%
Health Care	6.7%
Information Technology	5.4%
Industrials	4.8%
Energy	4.4%
Utilities	3.8%
Real Estate	3.2%
Short-Term Investments	5.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
China	22.2%
Korea	14.6%
Brazil	12.1%
Mexico	8.3%
United States	6.6%
Hong Kong	4.9%
Hungary	4.4%
Thailand	3.8%
Indonesia	3.4%
Chile	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Richter Gedeon Nyrt	4.4%
Kasikornbank PCL	3.8%
Orion Corp.	3.8%
State Street Navigator Securities Lending Government Money Market Portfolio	3.7%
China Resources Land Ltd.	3.2%
Petroleo Brasileiro SA - Petrobras	3.1%
Ternium SA ADR	2.9%
China Construction Bank Corp. Class H	2.8%
Kunlun Energy Co. Ltd.	2.7%
PDD Holdings, Inc. ADR	2.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/EmergingMarketsEquity/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Effective January 15, 2026, the Fund's principal investment strategies changed to focus on investing in companies trading at discount to intrinsic value and added the ability to invest in frontier markets along with the accompanying principal investment risk.

On such date, the Fund's management fee rate was reduced to 0.75% of the Fund's average daily net assets and the contractual expense limitation for Class R3 was reduced to 1.59% of average net assets.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Material Fund Change Expenses [Text Block]		On such date, the Fund's management fee rate was reduced to 0.75% of the Fund's average daily net assets and the contractual expense limitation for Class R3 was reduced to 1.59% of average net assets.
Material Fund Change Strategies [Text Block]

Effective January 15, 2026, the Fund's principal investment strategies changed to focus on investing in companies trading at discount to intrinsic value and added the ability to invest in frontier markets along with the accompanying principal investment risk.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/EmergingMarketsEquity/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000125074
Shareholder Report [Line Items]
Fund Name		Emerging Markets Equity Fund
Class Name		Class R6
Trading Symbol		NREMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/EmergingMarketsEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/EmergingMarketsEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$105	0.95%

Expenses Paid, Amount		$ 105
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Emerging market equities rallied overall, mainly driven by investors bidding up generative AI (gen AI) beneficiaries, driving the benchmark IT sector up by almost 130%. The Fund’s investment style transitioned during the year from a core, growth-at-a-reasonable-price (GARP) approach to a value strategy which sold many of the rallying IT gen AI names on valuation concerns. Relative to the MSCI Emerging Markets Index (Net), both stock selection within sectors as well as country and sector allocation decisions detracted value overall.

Performance Attribution

Top Contributors

Top Detractors

  Taiwan Semiconductor Manufacturing Co. Ltd. and Samsung Electronics, the IT mega cap names, were the top absolute contributors, but were both sold on valuation concerns

  Korean holdings

  Semen Indonesia, the cement producer, and Pine Labs, the Indian finance firm, were the largest absolute detractors, both were sold during the year

  Hong Kong holdings

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R6 $19,701	MSCI Emerging Markets Index (Net) $24,305
8/31/16	$10,000	$10,000
8/31/17	$12,490	$12,453
8/31/18	$12,182	$12,368
8/31/19	$12,006	$11,829
8/31/20	$13,292	$13,542
8/31/21	$15,442	$16,403
8/31/22	$11,715	$12,826
8/31/23	$11,414	$12,987
8/31/24	$13,357	$14,944
8/31/25	$16,188	$17,455
8/31/26	$19,701	$24,305

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R6	21.71%	4.99%	7.02%
MSCI Emerging Markets Index (Net)	39.25%	8.18%	9.29%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 218,611,511
Holdings Count | Holding		48
Advisory Fees Paid, Amount		$ 1,355,418
InvestmentCompanyPortfolioTurnover		126.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$218,611,511
Number of Portfolio Holdings	48
Portfolio Turnover Rate	126%
Total Investment Advisory Fees Paid	$1,355,418

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	21.7%
Consumer Staples	14.0%
Communication Services	12.6%
Consumer Discretionary	9.8%
Materials	8.4%
Health Care	6.7%
Information Technology	5.4%
Industrials	4.8%
Energy	4.4%
Utilities	3.8%
Real Estate	3.2%
Short-Term Investments	5.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
China	22.2%
Korea	14.6%
Brazil	12.1%
Mexico	8.3%
United States	6.6%
Hong Kong	4.9%
Hungary	4.4%
Thailand	3.8%
Indonesia	3.4%
Chile	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Richter Gedeon Nyrt	4.4%
Kasikornbank PCL	3.8%
Orion Corp.	3.8%
State Street Navigator Securities Lending Government Money Market Portfolio	3.7%
China Resources Land Ltd.	3.2%
Petroleo Brasileiro SA - Petrobras	3.1%
Ternium SA ADR	2.9%
China Construction Bank Corp. Class H	2.8%
Kunlun Energy Co. Ltd.	2.7%
PDD Holdings, Inc. ADR	2.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/EmergingMarketsEquity/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Effective January 15, 2026, the Fund's principal investment strategies changed to focus on investing in companies trading at discount to intrinsic value and added the ability to invest in frontier markets along with the accompanying principal investment risk.

On such date, the Fund's management fee rate was reduced to 0.75% of the Fund's average daily net assets and the contractual expense limitation for Class R6 was reduced to 0.88% of average net assets.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Material Fund Change Expenses [Text Block]		On such date, the Fund's management fee rate was reduced to 0.75% of the Fund's average daily net assets and the contractual expense limitation for Class R6 was reduced to 0.88% of average net assets.
Material Fund Change Strategies [Text Block]

Effective January 15, 2026, the Fund's principal investment strategies changed to focus on investing in companies trading at discount to intrinsic value and added the ability to invest in frontier markets along with the accompanying principal investment risk.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/EmergingMarketsEquity/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000063561
Shareholder Report [Line Items]
Fund Name		Equity Income Fund
Class Name		Institutional Class
Trading Symbol		NBHIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/EquityIncome/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/EquityIncome/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$78	0.72%

Expenses Paid, Amount		$ 78
Expense Ratio, Percent		0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund's performance was positive over the year, supported by broad-based sector strength, but it lagged the Russell 1000® Value Index. Financials, Materials, and Energy holdings were the largest contributors to absolute returns, while Communication Services holdings were the primary detractor. U.S. equities advanced amid periods of volatility tied to geopolitical tensions in the Middle East and shifting U.S. Federal Reserve policy expectations, with major indices reaching new all-time highs during the year, providing a supportive backdrop for the Fund's investment approach.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Investments in the Financials, Materials and Energy sectors

  Metals & Mining, Oil, Gas & Consumable Fuels and Capital Markets industries

  Investments in the Communication Services sector

  Entertainment industry weakness within Communication Services

  Construction Materials and Health Care Equipment & Supplies

  Options

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

Table Summary
	Institutional Class $2,532,500	Russell 1000® Index $4,091,000	Russell 1000® Value Index $3,039,700
8/31/16	$1,000,000	$1,000,000	$1,000,000
8/31/17	$1,115,600	$1,161,600	$1,115,800
8/31/18	$1,233,600	$1,391,800	$1,254,900
8/31/19	$1,271,300	$1,426,500	$1,262,600
8/31/20	$1,290,800	$1,747,400	$1,273,300
8/31/21	$1,595,700	$2,311,000	$1,737,300
8/31/22	$1,597,500	$2,011,400	$1,629,100
8/31/23	$1,636,800	$2,321,200	$1,769,200
8/31/24	$1,942,400	$2,938,600	$2,143,300
8/31/25	$2,182,200	$3,415,700	$2,343,200
8/31/26	$2,532,500	$4,091,000	$3,039,700

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Institutional Class	16.05%	9.68%	9.74%
Russell 1000® Index	19.77%	12.10%	15.13%
Russell 1000® Value Index	29.72%	11.84%	11.76%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 1,041,030,951
Holdings Count | Holding		92
Advisory Fees Paid, Amount		$ 4,959,805
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,041,030,951
Number of Portfolio Holdings	92
Portfolio Turnover Rate	28%
Total Investment Advisory Fees Paid	$4,959,805

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	17.2%
Utilities	12.4%
Industrials	11.5%
Materials	10.6%
Health Care	9.1%
Energy	8.9%
Real Estate	8.2%
Information Technology	6.2%
Consumer Discretionary	5.9%
Consumer Staples	5.8%
Communication Services	2.8%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
JPMorgan Chase & Co.	3.0%
Brixmor Property Group, Inc.	2.7%
Texas Instruments, Inc.	2.7%
Southwest Gas Holdings, Inc.	2.6%
AstraZeneca PLC	2.6%
National Fuel Gas Co.	2.6%
Morgan Stanley	2.4%
Valterra Platinum Ltd.	2.4%
BAE Systems PLC	2.3%
Bank of America Corp.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/EquityIncome/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/EquityIncome/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000063559
Shareholder Report [Line Items]
Fund Name		Equity Income Fund
Class Name		Class A
Trading Symbol		NBHAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/EquityIncome/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/EquityIncome/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.09%

Expenses Paid, Amount		$ 118
Expense Ratio, Percent		1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund's performance was positive over the year, supported by broad-based sector strength, but it lagged the Russell 1000® Value Index. Financials, Materials, and Energy holdings were the largest contributors to absolute returns, while Communication Services holdings were the primary detractor. U.S. equities advanced amid periods of volatility tied to geopolitical tensions in the Middle East and shifting U.S. Federal Reserve policy expectations, with major indices reaching new all-time highs during the year, providing a supportive backdrop for the Fund's investment approach.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Investments in the Financials, Materials and Energy sectors

  Metals & Mining, Oil, Gas & Consumable Fuels and Capital Markets industries

  Investments in the Communication Services sector

  Entertainment industry weakness within Communication Services

  Construction Materials and Health Care Equipment & Supplies

  Options

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class A (including sales charge) $23,016	Russell 1000® Index $40,910	Russell 1000® Value Index $30,397
8/31/16	$9,425	$10,000	$10,000
8/31/17	$10,475	$11,616	$11,158
8/31/18	$11,545	$13,918	$12,549
8/31/19	$11,853	$14,265	$12,626
8/31/20	$11,988	$17,474	$12,733
8/31/21	$14,769	$23,110	$17,373
8/31/22	$14,730	$20,114	$16,291
8/31/23	$15,038	$23,212	$17,692
8/31/24	$17,770	$29,386	$21,433
8/31/25	$19,902	$34,157	$23,432
8/31/26	$23,016	$40,910	$30,397

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class A (at NAV)	15.65%	9.28%	9.34%
Class A (including sales charge)	9.01%	8.00%	8.69%
Russell 1000® Index	19.77%	12.10%	15.13%
Russell 1000® Value Index	29.72%	11.84%	11.76%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 1,041,030,951
Holdings Count | Holding		92
Advisory Fees Paid, Amount		$ 4,959,805
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,041,030,951
Number of Portfolio Holdings	92
Portfolio Turnover Rate	28%
Total Investment Advisory Fees Paid	$4,959,805

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	17.2%
Utilities	12.4%
Industrials	11.5%
Materials	10.6%
Health Care	9.1%
Energy	8.9%
Real Estate	8.2%
Information Technology	6.2%
Consumer Discretionary	5.9%
Consumer Staples	5.8%
Communication Services	2.8%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
JPMorgan Chase & Co.	3.0%
Brixmor Property Group, Inc.	2.7%
Texas Instruments, Inc.	2.7%
Southwest Gas Holdings, Inc.	2.6%
AstraZeneca PLC	2.6%
National Fuel Gas Co.	2.6%
Morgan Stanley	2.4%
Valterra Platinum Ltd.	2.4%
BAE Systems PLC	2.3%
Bank of America Corp.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/EquityIncome/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/EquityIncome/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000063560
Shareholder Report [Line Items]
Fund Name		Equity Income Fund
Class Name		Class C
Trading Symbol		NBHCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/EquityIncome/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/EquityIncome/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	1.84%

Expenses Paid, Amount		$ 198
Expense Ratio, Percent		1.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund's performance was positive over the year, supported by broad-based sector strength, but it lagged the Russell 1000® Value Index. Financials, Materials, and Energy holdings were the largest contributors to absolute returns, while Communication Services holdings were the primary detractor. U.S. equities advanced amid periods of volatility tied to geopolitical tensions in the Middle East and shifting U.S. Federal Reserve policy expectations, with major indices reaching new all-time highs during the year, providing a supportive backdrop for the Fund's investment approach.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Investments in the Financials, Materials and Energy sectors

  Metals & Mining, Oil, Gas & Consumable Fuels and Capital Markets industries

  Investments in the Communication Services sector

  Entertainment industry weakness within Communication Services

  Construction Materials and Health Care Equipment & Supplies

  Options

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class C (including sales charge) $22,663	Russell 1000® Index $40,910	Russell 1000® Value Index $30,397
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,034	$11,616	$11,158
8/31/18	$12,067	$13,918	$12,549
8/31/19	$12,297	$14,265	$12,626
8/31/20	$12,344	$17,474	$12,733
8/31/21	$15,092	$23,110	$17,373
8/31/22	$14,943	$20,114	$16,291
8/31/23	$15,134	$23,212	$17,692
8/31/24	$17,764	$29,386	$21,433
8/31/25	$19,744	$34,157	$23,432
8/31/26	$22,663	$40,910	$30,397

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class C (at NAV)	14.79%	8.47%	8.53%
Class C (including sales charge)	13.79%	8.47%	8.53%
Russell 1000® Index	19.77%	12.10%	15.13%
Russell 1000® Value Index	29.72%	11.84%	11.76%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 1,041,030,951
Holdings Count | Holding		92
Advisory Fees Paid, Amount		$ 4,959,805
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,041,030,951
Number of Portfolio Holdings	92
Portfolio Turnover Rate	28%
Total Investment Advisory Fees Paid	$4,959,805

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	17.2%
Utilities	12.4%
Industrials	11.5%
Materials	10.6%
Health Care	9.1%
Energy	8.9%
Real Estate	8.2%
Information Technology	6.2%
Consumer Discretionary	5.9%
Consumer Staples	5.8%
Communication Services	2.8%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
JPMorgan Chase & Co.	3.0%
Brixmor Property Group, Inc.	2.7%
Texas Instruments, Inc.	2.7%
Southwest Gas Holdings, Inc.	2.6%
AstraZeneca PLC	2.6%
National Fuel Gas Co.	2.6%
Morgan Stanley	2.4%
Valterra Platinum Ltd.	2.4%
BAE Systems PLC	2.3%
Bank of America Corp.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/EquityIncome/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/EquityIncome/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000090014
Shareholder Report [Line Items]
Fund Name		Equity Income Fund
Class Name		Class R3
Trading Symbol		NBHRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/EquityIncome/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/EquityIncome/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$146	1.36%

Expenses Paid, Amount		$ 146
Expense Ratio, Percent		1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund's performance was positive over the year, supported by broad-based sector strength, but it lagged the Russell 1000® Value Index. Financials, Materials, and Energy holdings were the largest contributors to absolute returns, while Communication Services holdings were the primary detractor. U.S. equities advanced amid periods of volatility tied to geopolitical tensions in the Middle East and shifting U.S. Federal Reserve policy expectations, with major indices reaching new all-time highs during the year, providing a supportive backdrop for the Fund's investment approach.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Investments in the Financials, Materials and Energy sectors

  Metals & Mining, Oil, Gas & Consumable Fuels and Capital Markets industries

  Investments in the Communication Services sector

  Entertainment industry weakness within Communication Services

  Construction Materials and Health Care Equipment & Supplies

  Options

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R3 $23,754	Russell 1000® Index $40,910	Russell 1000® Value Index $30,397
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,088	$11,616	$11,158
8/31/18	$12,189	$13,918	$12,549
8/31/19	$12,482	$14,265	$12,626
8/31/20	$12,584	$17,474	$12,733
8/31/21	$15,456	$23,110	$17,373
8/31/22	$15,377	$20,114	$16,291
8/31/23	$15,643	$23,212	$17,692
8/31/24	$18,443	$29,386	$21,433
8/31/25	$20,595	$34,157	$23,432
8/31/26	$23,754	$40,910	$30,397

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R3	15.34%	8.98%	9.04%
Russell 1000® Index	19.77%	12.10%	15.13%
Russell 1000® Value Index	29.72%	11.84%	11.76%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 1,041,030,951
Holdings Count | Holding		92
Advisory Fees Paid, Amount		$ 4,959,805
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,041,030,951
Number of Portfolio Holdings	92
Portfolio Turnover Rate	28%
Total Investment Advisory Fees Paid	$4,959,805

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	17.2%
Utilities	12.4%
Industrials	11.5%
Materials	10.6%
Health Care	9.1%
Energy	8.9%
Real Estate	8.2%
Information Technology	6.2%
Consumer Discretionary	5.9%
Consumer Staples	5.8%
Communication Services	2.8%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
JPMorgan Chase & Co.	3.0%
Brixmor Property Group, Inc.	2.7%
Texas Instruments, Inc.	2.7%
Southwest Gas Holdings, Inc.	2.6%
AstraZeneca PLC	2.6%
National Fuel Gas Co.	2.6%
Morgan Stanley	2.4%
Valterra Platinum Ltd.	2.4%
BAE Systems PLC	2.3%
Bank of America Corp.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/EquityIncome/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/EquityIncome/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000228873
Shareholder Report [Line Items]
Fund Name		Equity Income Fund
Class Name		Class E
Trading Symbol		NBHEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/EquityIncome/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/EquityIncome/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$7	0.06%

Expenses Paid, Amount		$ 7
Expense Ratio, Percent		0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund's performance was positive over the year, supported by broad-based sector strength, but it lagged the Russell 1000® Value Index. Financials, Materials, and Energy holdings were the largest contributors to absolute returns, while Communication Services holdings were the primary detractor. U.S. equities advanced amid periods of volatility tied to geopolitical tensions in the Middle East and shifting U.S. Federal Reserve policy expectations, with major indices reaching new all-time highs during the year, providing a supportive backdrop for the Fund's investment approach.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Investments in the Financials, Materials and Energy sectors

  Metals & Mining, Oil, Gas & Consumable Fuels and Capital Markets industries

  Investments in the Communication Services sector

  Entertainment industry weakness within Communication Services

  Construction Materials and Health Care Equipment & Supplies

  Options

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class E $26,117	Russell 1000® Index $40,910	Russell 1000® Value Index $30,397
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,156	$11,616	$11,158
8/31/18	$12,336	$13,918	$12,549
8/31/19	$12,713	$14,265	$12,626
8/31/20	$12,908	$17,474	$12,733
8/31/21	$15,957	$23,110	$17,373
8/31/22	$16,041	$20,114	$16,291
8/31/23	$16,549	$23,212	$17,692
8/31/24	$19,769	$29,386	$21,433
8/31/25	$22,356	$34,157	$23,432
8/31/26	$26,117	$40,910	$30,397

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class E	16.82%	10.36%	10.08%
Russell 1000® Index	19.77%	12.10%	15.13%
Russell 1000® Value Index	29.72%	11.84%	11.76%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Institutional Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 1,041,030,951
Holdings Count | Holding		92
Advisory Fees Paid, Amount		$ 4,959,805
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,041,030,951
Number of Portfolio Holdings	92
Portfolio Turnover Rate	28%
Total Investment Advisory Fees Paid	$4,959,805

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	17.2%
Utilities	12.4%
Industrials	11.5%
Materials	10.6%
Health Care	9.1%
Energy	8.9%
Real Estate	8.2%
Information Technology	6.2%
Consumer Discretionary	5.9%
Consumer Staples	5.8%
Communication Services	2.8%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
JPMorgan Chase & Co.	3.0%
Brixmor Property Group, Inc.	2.7%
Texas Instruments, Inc.	2.7%
Southwest Gas Holdings, Inc.	2.6%
AstraZeneca PLC	2.6%
National Fuel Gas Co.	2.6%
Morgan Stanley	2.4%
Valterra Platinum Ltd.	2.4%
BAE Systems PLC	2.3%
Bank of America Corp.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/EquityIncome/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/EquityIncome/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000021351
Shareholder Report [Line Items]
Fund Name		Focus Fund
Class Name		Investor Class
Trading Symbol		NBSSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/Focus/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/Focus/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	0.89%

Expenses Paid, Amount		$ 94
Expense Ratio, Percent		0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year, the Fund generated a positive total return but underperformed its benchmark, the MSCI All Country World Index (Net). The Financials and Real Estate sectors contributed most to relative performance, while the Industrials and Consumer Discretionary sectors detracted. On an absolute basis, the largest individual stock contributors were Lam Research and Warner Bros. Discovery (which was sold during the year), while ServiceNow (also sold during the year) and Meta Platforms were the largest detractors.

Performance Attribution

Top Contributors

Top Detractors

  Financials sector

  Real Estate sector

  Industrials sector

  Consumer Discretionary sector

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Investor Class $28,554	MSCI All Country World Index (Net) $32,693
8/31/16	$10,000	$10,000
8/31/17	$11,681	$11,711
8/31/18	$13,205	$13,048
8/31/19	$12,895	$13,011
8/31/20	$16,270	$15,161
8/31/21	$21,485	$19,504
8/31/22	$15,110	$16,406
8/31/23	$16,896	$18,694
8/31/24	$21,354	$23,076
8/31/25	$25,434	$26,721
8/31/26	$28,554	$32,693

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Investor Class	12.27%	5.85%	11.06%
MSCI All Country World Index (Net)	22.35%	10.88%	12.58%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 818,161,178
Holdings Count | Holding		58
Advisory Fees Paid, Amount		$ 4,202,366
InvestmentCompanyPortfolioTurnover		73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$818,161,178
Number of Portfolio Holdings	58
Portfolio Turnover Rate	73%
Total Investment Advisory Fees Paid	$4,202,366

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	28.2%
Financials	16.5%
Industrials	14.1%
Consumer Discretionary	7.8%
Health Care	7.3%
Energy	6.8%
Communication Services	4.8%
Utilities	4.1%
Consumer Staples	2.8%
Materials	2.5%
Short-Term Investments	5.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund Premier Class	5.1%
Amazon.com, Inc.	4.6%
Mitsubishi UFJ Financial Group, Inc.	4.3%
NVIDIA Corp.	4.3%
Lam Research Corp.	4.0%
UniCredit SpA	3.8%
Samsung Electronics Co. Ltd.	3.8%
Snowflake, Inc.	3.4%
Apple, Inc.	2.9%
Roche Holding AG	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/Focus/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/Focus/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000021352
Shareholder Report [Line Items]
Fund Name		Focus Fund
Class Name		Trust Class
Trading Symbol		NBFCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/Focus/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/Focus/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$116	1.09%

Expenses Paid, Amount		$ 116
Expense Ratio, Percent		1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year, the Fund generated a positive total return but underperformed its benchmark, the MSCI All Country World Index (Net). The Financials and Real Estate sectors contributed most to relative performance, while the Industrials and Consumer Discretionary sectors detracted. On an absolute basis, the largest individual stock contributors were Lam Research and Warner Bros. Discovery (which was sold during the year), while ServiceNow (also sold during the year) and Meta Platforms were the largest detractors.

Performance Attribution

Top Contributors

Top Detractors

  Financials sector

  Real Estate sector

  Industrials sector

  Consumer Discretionary sector

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Trust Class $28,003	MSCI All Country World Index (Net) $32,693
8/31/16	$10,000	$10,000
8/31/17	$11,661	$11,711
8/31/18	$13,164	$13,048
8/31/19	$12,832	$13,011
8/31/20	$16,156	$15,161
8/31/21	$21,290	$19,504
8/31/22	$14,941	$16,406
8/31/23	$16,672	$18,694
8/31/24	$21,028	$23,076
8/31/25	$25,002	$26,721
8/31/26	$28,003	$32,693

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Trust Class	12.00%	5.63%	10.85%
MSCI All Country World Index (Net)	22.35%	10.88%	12.58%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 818,161,178
Holdings Count | Holding		58
Advisory Fees Paid, Amount		$ 4,202,366
InvestmentCompanyPortfolioTurnover		73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$818,161,178
Number of Portfolio Holdings	58
Portfolio Turnover Rate	73%
Total Investment Advisory Fees Paid	$4,202,366

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	28.2%
Financials	16.5%
Industrials	14.1%
Consumer Discretionary	7.8%
Health Care	7.3%
Energy	6.8%
Communication Services	4.8%
Utilities	4.1%
Consumer Staples	2.8%
Materials	2.5%
Short-Term Investments	5.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund Premier Class	5.1%
Amazon.com, Inc.	4.6%
Mitsubishi UFJ Financial Group, Inc.	4.3%
NVIDIA Corp.	4.3%
Lam Research Corp.	4.0%
UniCredit SpA	3.8%
Samsung Electronics Co. Ltd.	3.8%
Snowflake, Inc.	3.4%
Apple, Inc.	2.9%
Roche Holding AG	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/Focus/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/Focus/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000021353
Shareholder Report [Line Items]
Fund Name		Focus Fund
Class Name		Advisor Class
Trading Symbol		NBFAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/Focus/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/Focus/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$139	1.31%

Expenses Paid, Amount		$ 139
Expense Ratio, Percent		1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year, the Fund generated a positive total return but underperformed its benchmark, the MSCI All Country World Index (Net). The Financials and Real Estate sectors contributed most to relative performance, while the Industrials and Consumer Discretionary sectors detracted. On an absolute basis, the largest individual stock contributors were Lam Research and Warner Bros. Discovery (which was sold during the year), while ServiceNow (also sold during the year) and Meta Platforms were the largest detractors.

Performance Attribution

Top Contributors

Top Detractors

  Financials sector

  Real Estate sector

  Industrials sector

  Consumer Discretionary sector

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Advisor Class $27,481	MSCI All Country World Index (Net) $32,693
8/31/16	$10,000	$10,000
8/31/17	$11,651	$11,711
8/31/18	$13,122	$13,048
8/31/19	$12,770	$13,011
8/31/20	$16,052	$15,161
8/31/21	$21,106	$19,504
8/31/22	$14,789	$16,406
8/31/23	$16,468	$18,694
8/31/24	$20,727	$23,076
8/31/25	$24,582	$26,721
8/31/26	$27,481	$32,693

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Advisor Class	11.79%	5.42%	10.64%
MSCI All Country World Index (Net)	22.35%	10.88%	12.58%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 818,161,178
Holdings Count | Holding		58
Advisory Fees Paid, Amount		$ 4,202,366
InvestmentCompanyPortfolioTurnover		73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$818,161,178
Number of Portfolio Holdings	58
Portfolio Turnover Rate	73%
Total Investment Advisory Fees Paid	$4,202,366

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	28.2%
Financials	16.5%
Industrials	14.1%
Consumer Discretionary	7.8%
Health Care	7.3%
Energy	6.8%
Communication Services	4.8%
Utilities	4.1%
Consumer Staples	2.8%
Materials	2.5%
Short-Term Investments	5.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund Premier Class	5.1%
Amazon.com, Inc.	4.6%
Mitsubishi UFJ Financial Group, Inc.	4.3%
NVIDIA Corp.	4.3%
Lam Research Corp.	4.0%
UniCredit SpA	3.8%
Samsung Electronics Co. Ltd.	3.8%
Snowflake, Inc.	3.4%
Apple, Inc.	2.9%
Roche Holding AG	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/Focus/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/Focus/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000027739
Shareholder Report [Line Items]
Fund Name		Focus Fund
Class Name		Institutional Class
Trading Symbol		NFALX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/Focus/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/Focus/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$78	0.73%

Expenses Paid, Amount		$ 78
Expense Ratio, Percent		0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year, the Fund generated a positive total return but underperformed its benchmark, the MSCI All Country World Index (Net). The Financials and Real Estate sectors contributed most to relative performance, while the Industrials and Consumer Discretionary sectors detracted. On an absolute basis, the largest individual stock contributors were Lam Research and Warner Bros. Discovery (which was sold during the year), while ServiceNow (also sold during the year) and Meta Platforms were the largest detractors.

Performance Attribution

Top Contributors

Top Detractors

  Financials sector

  Real Estate sector

  Industrials sector

  Consumer Discretionary sector

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

Table Summary
	Institutional Class $2,900,200	MSCI All Country World Index (Net) $3,269,300
8/31/16	$1,000,000	$1,000,000
8/31/17	$1,170,400	$1,171,100
8/31/18	$1,324,800	$1,304,800
8/31/19	$1,296,400	$1,301,100
8/31/20	$1,637,600	$1,516,100
8/31/21	$2,165,700	$1,950,400
8/31/22	$1,525,300	$1,640,600
8/31/23	$1,707,800	$1,869,400
8/31/24	$2,161,900	$2,307,600
8/31/25	$2,579,700	$2,672,100
8/31/26	$2,900,200	$3,269,300

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Institutional Class	12.43%	6.02%	11.24%
MSCI All Country World Index (Net)	22.35%	10.88%	12.58%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 818,161,178
Holdings Count | Holding		58
Advisory Fees Paid, Amount		$ 4,202,366
InvestmentCompanyPortfolioTurnover		73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$818,161,178
Number of Portfolio Holdings	58
Portfolio Turnover Rate	73%
Total Investment Advisory Fees Paid	$4,202,366

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	28.2%
Financials	16.5%
Industrials	14.1%
Consumer Discretionary	7.8%
Health Care	7.3%
Energy	6.8%
Communication Services	4.8%
Utilities	4.1%
Consumer Staples	2.8%
Materials	2.5%
Short-Term Investments	5.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund Premier Class	5.1%
Amazon.com, Inc.	4.6%
Mitsubishi UFJ Financial Group, Inc.	4.3%
NVIDIA Corp.	4.3%
Lam Research Corp.	4.0%
UniCredit SpA	3.8%
Samsung Electronics Co. Ltd.	3.8%
Snowflake, Inc.	3.4%
Apple, Inc.	2.9%
Roche Holding AG	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/Focus/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/Focus/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000090012
Shareholder Report [Line Items]
Fund Name		Focus Fund
Class Name		Class A
Trading Symbol		NFAAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/Focus/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/Focus/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.11%

Expenses Paid, Amount		$ 118
Expense Ratio, Percent		1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year, the Fund generated a positive total return but underperformed its benchmark, the MSCI All Country World Index (Net). The Financials and Real Estate sectors contributed most to relative performance, while the Industrials and Consumer Discretionary sectors detracted. On an absolute basis, the largest individual stock contributors were Lam Research and Warner Bros. Discovery (which was sold during the year), while ServiceNow (also sold during the year) and Meta Platforms were the largest detractors.

Performance Attribution

Top Contributors

Top Detractors

  Financials sector

  Real Estate sector

  Industrials sector

  Consumer Discretionary sector

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class A (including sales charge) $26,345	MSCI All Country World Index (Net) $32,693
8/31/16	$9,425	$10,000
8/31/17	$10,984	$11,711
8/31/18	$12,391	$13,048
8/31/19	$12,080	$13,011
8/31/20	$15,208	$15,161
8/31/21	$20,034	$19,504
8/31/22	$14,058	$16,406
8/31/23	$15,690	$18,694
8/31/24	$19,788	$23,076
8/31/25	$23,520	$26,721
8/31/26	$26,345	$32,693

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class A (at NAV)	12.01%	5.63%	10.83%
Class A (including sales charge)	5.56%	4.38%	10.17%
MSCI All Country World Index (Net)	22.35%	10.88%	12.58%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 818,161,178
Holdings Count | Holding		58
Advisory Fees Paid, Amount		$ 4,202,366
InvestmentCompanyPortfolioTurnover		73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$818,161,178
Number of Portfolio Holdings	58
Portfolio Turnover Rate	73%
Total Investment Advisory Fees Paid	$4,202,366

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	28.2%
Financials	16.5%
Industrials	14.1%
Consumer Discretionary	7.8%
Health Care	7.3%
Energy	6.8%
Communication Services	4.8%
Utilities	4.1%
Consumer Staples	2.8%
Materials	2.5%
Short-Term Investments	5.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund Premier Class	5.1%
Amazon.com, Inc.	4.6%
Mitsubishi UFJ Financial Group, Inc.	4.3%
NVIDIA Corp.	4.3%
Lam Research Corp.	4.0%
UniCredit SpA	3.8%
Samsung Electronics Co. Ltd.	3.8%
Snowflake, Inc.	3.4%
Apple, Inc.	2.9%
Roche Holding AG	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/Focus/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/Focus/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000090013
Shareholder Report [Line Items]
Fund Name		Focus Fund
Class Name		Class C
Trading Symbol		NFACX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/Focus/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/Focus/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$196	1.86%

Expenses Paid, Amount		$ 196
Expense Ratio, Percent		1.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year, the Fund generated a positive total return but underperformed its benchmark, the MSCI All Country World Index (Net). The Financials and Real Estate sectors contributed most to relative performance, while the Industrials and Consumer Discretionary sectors detracted. On an absolute basis, the largest individual stock contributors were Lam Research and Warner Bros. Discovery (which was sold during the year), while ServiceNow (also sold during the year) and Meta Platforms were the largest detractors.

Performance Attribution

Top Contributors

Top Detractors

  Financials sector

  Real Estate sector

  Industrials sector

  Consumer Discretionary sector

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class C (including sales charge) $25,935	MSCI All Country World Index (Net) $32,693
8/31/16	$10,000	$10,000
8/31/17	$11,576	$11,711
8/31/18	$12,955	$13,048
8/31/19	$12,535	$13,011
8/31/20	$15,663	$15,161
8/31/21	$20,481	$19,504
8/31/22	$14,265	$16,406
8/31/23	$15,800	$18,694
8/31/24	$19,775	$23,076
8/31/25	$23,337	$26,721
8/31/26	$25,935	$32,693

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class C (at NAV)	11.13%	4.84%	10.00%
Class C (including sales charge)	10.13%	4.84%	10.00%
MSCI All Country World Index (Net)	22.35%	10.88%	12.58%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 818,161,178
Holdings Count | Holding		58
Advisory Fees Paid, Amount		$ 4,202,366
InvestmentCompanyPortfolioTurnover		73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$818,161,178
Number of Portfolio Holdings	58
Portfolio Turnover Rate	73%
Total Investment Advisory Fees Paid	$4,202,366

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	28.2%
Financials	16.5%
Industrials	14.1%
Consumer Discretionary	7.8%
Health Care	7.3%
Energy	6.8%
Communication Services	4.8%
Utilities	4.1%
Consumer Staples	2.8%
Materials	2.5%
Short-Term Investments	5.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund Premier Class	5.1%
Amazon.com, Inc.	4.6%
Mitsubishi UFJ Financial Group, Inc.	4.3%
NVIDIA Corp.	4.3%
Lam Research Corp.	4.0%
UniCredit SpA	3.8%
Samsung Electronics Co. Ltd.	3.8%
Snowflake, Inc.	3.4%
Apple, Inc.	2.9%
Roche Holding AG	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/Focus/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/Focus/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000021336
Shareholder Report [Line Items]
Fund Name		Genesis Fund
Class Name		Investor Class
Trading Symbol		NBGNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/Genesis/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/Genesis/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$104	0.99%

Expenses Paid, Amount		$ 104
Expense Ratio, Percent		0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For much of the year, small cap investors favored what we believe to be lower-quality, speculative and momentum-driven companies, which many investors perceived as the relative winners in a low-growth economy. During these periods, our high-quality focused portfolio of companies, which we believe exhibit fundamentally sound businesses and superior levels of profitability, underperformed the Russell 2000® Index (the Index), even as companies held by the Fund continued to report strong earnings growth. Toward the end of the reporting period, market conditions shifted to favor what we believe to be high-quality companies with superior fundamentals, as our Fund outperformed the Index over the last three months of the reporting period.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Utilities sector

  Underweights to the Consumer Discretionary and Consumer Staples sectors and the Equity Real Estate Investment Trust (REIT) industry versus the Index

  Stock selection in the Industrials, Financials, and IT sectors

  An underweight to the Biotechnology industry versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Investor Class $24,393	Russell 3000® Index $39,898	Russell 2000® Index $27,269
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,019	$11,606	$11,491
8/31/18	$13,964	$13,956	$14,416
8/31/19	$14,038	$14,139	$12,557
8/31/20	$15,930	$17,171	$13,313
8/31/21	$21,169	$22,845	$19,581
8/31/22	$18,072	$19,810	$16,079
8/31/23	$19,814	$22,734	$16,827
8/31/24	$22,777	$28,677	$19,935
8/31/25	$22,178	$33,220	$21,563
8/31/26	$24,393	$39,898	$27,269

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Investor Class	9.98%	2.88%	9.33%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Index	26.46%	6.85%	10.55%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 7,227,446,060
Holdings Count | Holding		107
Advisory Fees Paid, Amount		$ 52,992,880
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$7,227,446,060
Number of Portfolio Holdings	107
Portfolio Turnover Rate	37%
Total Investment Advisory Fees Paid	$52,992,880

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	24.2%
Financials	20.2%
Information Technology	13.5%
Health Care	12.7%
Energy	6.5%
Consumer Discretionary	6.4%
Utilities	6.1%
Materials	5.2%
Real Estate	2.4%
Communication Services	2.1%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
White Mountains Insurance Group Ltd.	1.9%
Tidewater, Inc.	1.7%
Haemonetics Corp.	1.7%
Revvity, Inc.	1.7%
Valmont Industries, Inc.	1.7%
Jack Henry & Associates, Inc.	1.5%
American States Water Co.	1.5%
Community Financial System, Inc.	1.5%
Prosperity Bancshares, Inc.	1.5%
Manhattan Associates, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/Genesis/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/Genesis/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000021337
Shareholder Report [Line Items]
Fund Name		Genesis Fund
Class Name		Trust Class
Trading Symbol		NBGEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/Genesis/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/Genesis/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$114	1.09%

Expenses Paid, Amount		$ 114
Expense Ratio, Percent		1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For much of the year, small cap investors favored what we believe to be lower-quality, speculative and momentum-driven companies, which many investors perceived as the relative winners in a low-growth economy. During these periods, our high-quality focused portfolio of companies, which we believe exhibit fundamentally sound businesses and superior levels of profitability, underperformed the Russell 2000® Index (the Index), even as companies held by the Fund continued to report strong earnings growth. Toward the end of the reporting period, market conditions shifted to favor what we believe to be high-quality companies with superior fundamentals, as our Fund outperformed the Index over the last three months of the reporting period.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Utilities sector

  Underweights to the Consumer Discretionary and Consumer Staples sectors and the Equity Real Estate Investment Trust (REIT) industry versus the Index

  Stock selection in the Industrials, Financials, and IT sectors

  An underweight to the Biotechnology industry versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Trust Class $24,177	Russell 3000® Index $39,898	Russell 2000® Index $27,269
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,011	$11,606	$11,491
8/31/18	$13,945	$13,956	$14,416
8/31/19	$14,006	$14,139	$12,557
8/31/20	$15,879	$17,171	$13,313
8/31/21	$21,084	$22,845	$19,581
8/31/22	$17,983	$19,810	$16,079
8/31/23	$19,696	$22,734	$16,827
8/31/24	$22,623	$28,677	$19,935
8/31/25	$22,005	$33,220	$21,563
8/31/26	$24,177	$39,898	$27,269

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Trust Class	9.87%	2.78%	9.23%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Index	26.46%	6.85%	10.55%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 7,227,446,060
Holdings Count | Holding		107
Advisory Fees Paid, Amount		$ 52,992,880
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$7,227,446,060
Number of Portfolio Holdings	107
Portfolio Turnover Rate	37%
Total Investment Advisory Fees Paid	$52,992,880

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	24.2%
Financials	20.2%
Information Technology	13.5%
Health Care	12.7%
Energy	6.5%
Consumer Discretionary	6.4%
Utilities	6.1%
Materials	5.2%
Real Estate	2.4%
Communication Services	2.1%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
White Mountains Insurance Group Ltd.	1.9%
Tidewater, Inc.	1.7%
Haemonetics Corp.	1.7%
Revvity, Inc.	1.7%
Valmont Industries, Inc.	1.7%
Jack Henry & Associates, Inc.	1.5%
American States Water Co.	1.5%
Community Financial System, Inc.	1.5%
Prosperity Bancshares, Inc.	1.5%
Manhattan Associates, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/Genesis/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/Genesis/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000021338
Shareholder Report [Line Items]
Fund Name		Genesis Fund
Class Name		Advisor Class
Trading Symbol		NBGAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/Genesis/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/Genesis/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$140	1.34%

Expenses Paid, Amount		$ 140
Expense Ratio, Percent		1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For much of the year, small cap investors favored what we believe to be lower-quality, speculative and momentum-driven companies, which many investors perceived as the relative winners in a low-growth economy. During these periods, our high-quality focused portfolio of companies, which we believe exhibit fundamentally sound businesses and superior levels of profitability, underperformed the Russell 2000® Index (the Index), even as companies held by the Fund continued to report strong earnings growth. Toward the end of the reporting period, market conditions shifted to favor what we believe to be high-quality companies with superior fundamentals, as our Fund outperformed the Index over the last three months of the reporting period.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Utilities sector

  Underweights to the Consumer Discretionary and Consumer Staples sectors and the Equity Real Estate Investment Trust (REIT) industry versus the Index

  Stock selection in the Industrials, Financials, and IT sectors

  An underweight to the Biotechnology industry versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Advisor Class $23,564	Russell 3000® Index $39,898	Russell 2000® Index $27,269
8/31/16	$10,000	$10,000	$10,000
8/31/17	$10,981	$11,606	$11,491
8/31/18	$13,871	$13,956	$14,416
8/31/19	$13,896	$14,139	$12,557
8/31/20	$15,716	$17,171	$13,313
8/31/21	$20,813	$22,845	$19,581
8/31/22	$17,704	$19,810	$16,079
8/31/23	$19,345	$22,734	$16,827
8/31/24	$22,161	$28,677	$19,935
8/31/25	$21,503	$33,220	$21,563
8/31/26	$23,564	$39,898	$27,269

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Advisor Class	9.58%	2.51%	8.95%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Index	26.46%	6.85%	10.55%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 7,227,446,060
Holdings Count | Holding		107
Advisory Fees Paid, Amount		$ 52,992,880
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$7,227,446,060
Number of Portfolio Holdings	107
Portfolio Turnover Rate	37%
Total Investment Advisory Fees Paid	$52,992,880

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	24.2%
Financials	20.2%
Information Technology	13.5%
Health Care	12.7%
Energy	6.5%
Consumer Discretionary	6.4%
Utilities	6.1%
Materials	5.2%
Real Estate	2.4%
Communication Services	2.1%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
White Mountains Insurance Group Ltd.	1.9%
Tidewater, Inc.	1.7%
Haemonetics Corp.	1.7%
Revvity, Inc.	1.7%
Valmont Industries, Inc.	1.7%
Jack Henry & Associates, Inc.	1.5%
American States Water Co.	1.5%
Community Financial System, Inc.	1.5%
Prosperity Bancshares, Inc.	1.5%
Manhattan Associates, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/Genesis/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/Genesis/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000021339
Shareholder Report [Line Items]
Fund Name		Genesis Fund
Class Name		Institutional Class
Trading Symbol		NBGIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/Genesis/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/Genesis/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$88	0.84%

Expenses Paid, Amount		$ 88
Expense Ratio, Percent		0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For much of the year, small cap investors favored what we believe to be lower-quality, speculative and momentum-driven companies, which many investors perceived as the relative winners in a low-growth economy. During these periods, our high-quality focused portfolio of companies, which we believe exhibit fundamentally sound businesses and superior levels of profitability, underperformed the Russell 2000® Index (the Index), even as companies held by the Fund continued to report strong earnings growth. Toward the end of the reporting period, market conditions shifted to favor what we believe to be high-quality companies with superior fundamentals, as our Fund outperformed the Index over the last three months of the reporting period.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Utilities sector

  Underweights to the Consumer Discretionary and Consumer Staples sectors and the Equity Real Estate Investment Trust (REIT) industry versus the Index

  Stock selection in the Industrials, Financials, and IT sectors

  An underweight to the Biotechnology industry versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

Table Summary
	Institutional Class $2,479,000	Russell 3000® Index $3,989,800	Russell 2000® Index $2,726,900
8/31/16	$1,000,000	$1,000,000	$1,000,000
8/31/17	$1,104,000	$1,160,600	$1,149,100
8/31/18	$1,401,600	$1,395,600	$1,441,600
8/31/19	$1,411,300	$1,413,900	$1,255,700
8/31/20	$1,603,900	$1,717,100	$1,331,300
8/31/21	$2,134,900	$2,284,500	$1,958,100
8/31/22	$1,825,400	$1,981,000	$1,607,900
8/31/23	$2,004,600	$2,273,400	$1,682,700
8/31/24	$2,307,900	$2,867,700	$1,993,500
8/31/25	$2,250,900	$3,322,000	$2,156,300
8/31/26	$2,479,000	$3,989,800	$2,726,900

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Institutional Class	10.13%	3.03%	9.50%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Index	26.46%	6.85%	10.55%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 7,227,446,060
Holdings Count | Holding		107
Advisory Fees Paid, Amount		$ 52,992,880
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$7,227,446,060
Number of Portfolio Holdings	107
Portfolio Turnover Rate	37%
Total Investment Advisory Fees Paid	$52,992,880

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	24.2%
Financials	20.2%
Information Technology	13.5%
Health Care	12.7%
Energy	6.5%
Consumer Discretionary	6.4%
Utilities	6.1%
Materials	5.2%
Real Estate	2.4%
Communication Services	2.1%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
White Mountains Insurance Group Ltd.	1.9%
Tidewater, Inc.	1.7%
Haemonetics Corp.	1.7%
Revvity, Inc.	1.7%
Valmont Industries, Inc.	1.7%
Jack Henry & Associates, Inc.	1.5%
American States Water Co.	1.5%
Community Financial System, Inc.	1.5%
Prosperity Bancshares, Inc.	1.5%
Manhattan Associates, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/Genesis/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/Genesis/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000125070
Shareholder Report [Line Items]
Fund Name		Genesis Fund
Class Name		Class R6
Trading Symbol		NRGSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/Genesis/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/Genesis/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$78	0.74%

Expenses Paid, Amount		$ 78
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For much of the year, small cap investors favored what we believe to be lower-quality, speculative and momentum-driven companies, which many investors perceived as the relative winners in a low-growth economy. During these periods, our high-quality focused portfolio of companies, which we believe exhibit fundamentally sound businesses and superior levels of profitability, underperformed the Russell 2000® Index (the Index), even as companies held by the Fund continued to report strong earnings growth. Toward the end of the reporting period, market conditions shifted to favor what we believe to be high-quality companies with superior fundamentals, as our Fund outperformed the Index over the last three months of the reporting period.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Utilities sector

  Underweights to the Consumer Discretionary and Consumer Staples sectors and the Equity Real Estate Investment Trust (REIT) industry versus the Index

  Stock selection in the Industrials, Financials, and IT sectors

  An underweight to the Biotechnology industry versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R6 $25,021	Russell 3000® Index $39,898	Russell 2000® Index $27,269
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,047	$11,606	$11,491
8/31/18	$14,038	$13,956	$14,416
8/31/19	$14,149	$14,139	$12,557
8/31/20	$16,094	$17,171	$13,313
8/31/21	$21,442	$22,845	$19,581
8/31/22	$18,352	$19,810	$16,079
8/31/23	$20,173	$22,734	$16,827
8/31/24	$23,248	$28,677	$19,935
8/31/25	$22,697	$33,220	$21,563
8/31/26	$25,021	$39,898	$27,269

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R6	10.24%	3.14%	9.61%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Index	26.46%	6.85%	10.55%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 7,227,446,060
Holdings Count | Holding		107
Advisory Fees Paid, Amount		$ 52,992,880
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$7,227,446,060
Number of Portfolio Holdings	107
Portfolio Turnover Rate	37%
Total Investment Advisory Fees Paid	$52,992,880

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	24.2%
Financials	20.2%
Information Technology	13.5%
Health Care	12.7%
Energy	6.5%
Consumer Discretionary	6.4%
Utilities	6.1%
Materials	5.2%
Real Estate	2.4%
Communication Services	2.1%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
White Mountains Insurance Group Ltd.	1.9%
Tidewater, Inc.	1.7%
Haemonetics Corp.	1.7%
Revvity, Inc.	1.7%
Valmont Industries, Inc.	1.7%
Jack Henry & Associates, Inc.	1.5%
American States Water Co.	1.5%
Community Financial System, Inc.	1.5%
Prosperity Bancshares, Inc.	1.5%
Manhattan Associates, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/Genesis/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/Genesis/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000228870
Shareholder Report [Line Items]
Fund Name		Genesis Fund
Class Name		Class E
Trading Symbol		NRGEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/Genesis/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/Genesis/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$2	0.02%

Expenses Paid, Amount		$ 2
Expense Ratio, Percent		0.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For much of the year, small cap investors favored what we believe to be lower-quality, speculative and momentum-driven companies, which many investors perceived as the relative winners in a low-growth economy. During these periods, our high-quality focused portfolio of companies, which we believe exhibit fundamentally sound businesses and superior levels of profitability, underperformed the Russell 2000® Index (the Index), even as companies held by the Fund continued to report strong earnings growth. Toward the end of the reporting period, market conditions shifted to favor what we believe to be high-quality companies with superior fundamentals, as our Fund outperformed the Index over the last three months of the reporting period.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Utilities sector

  Underweights to the Consumer Discretionary and Consumer Staples sectors and the Equity Real Estate Investment Trust (REIT) industry versus the Index

  Stock selection in the Industrials, Financials, and IT sectors

  An underweight to the Biotechnology industry versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class E $25,514	Russell 3000® Index $39,898	Russell 2000® Index $27,269
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,019	$11,606	$11,491
8/31/18	$13,964	$13,956	$14,416
8/31/19	$14,038	$14,139	$12,557
8/31/20	$15,930	$17,171	$13,313
8/31/21	$21,169	$22,845	$19,581
8/31/22	$18,184	$19,810	$16,079
8/31/23	$20,130	$22,734	$16,827
8/31/24	$23,367	$28,677	$19,935
8/31/25	$22,977	$33,220	$21,563
8/31/26	$25,514	$39,898	$27,269

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class E	11.04%	3.80%	9.82%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Index	26.46%	6.85%	10.55%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Investor Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 7,227,446,060
Holdings Count | Holding		107
Advisory Fees Paid, Amount		$ 52,992,880
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$7,227,446,060
Number of Portfolio Holdings	107
Portfolio Turnover Rate	37%
Total Investment Advisory Fees Paid	$52,992,880

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	24.2%
Financials	20.2%
Information Technology	13.5%
Health Care	12.7%
Energy	6.5%
Consumer Discretionary	6.4%
Utilities	6.1%
Materials	5.2%
Real Estate	2.4%
Communication Services	2.1%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
White Mountains Insurance Group Ltd.	1.9%
Tidewater, Inc.	1.7%
Haemonetics Corp.	1.7%
Revvity, Inc.	1.7%
Valmont Industries, Inc.	1.7%
Jack Henry & Associates, Inc.	1.5%
American States Water Co.	1.5%
Community Financial System, Inc.	1.5%
Prosperity Bancshares, Inc.	1.5%
Manhattan Associates, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/Genesis/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/Genesis/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000121825
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		Investor Class
Trading Symbol		NIQVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/InternationalEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$111	1.05%

Expenses Paid, Amount		$ 111
Expense Ratio, Percent		1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

International developed markets generally produced solid performance over the year, helped by an increasingly robust corporate earnings backdrop. The geopolitical and macroeconomic environment reinforced the need for investment in strategic autonomy in Europe and Japan, which, together with AI-related capital expenditure, was a tailwind for earnings. Rising commodity prices, driven by the war in Iran and ongoing inflation concerns, also supported international developed markets. The Fund generated a positive total return but lagged the MSCI EAFE® Index (Net).

Performance Attribution

Top Contributors

Top Detractors

  Japanese and European banks

  Germany - helped by Industrials and Health Care sectors exposure

  ASML - aided by strong growth due to increasing AI capital expenditure

  Consumer Discretionary sector - held back by exposure in the Hotels, Restaurants & Leisure industry

  Denmark - weighed down by Health Care exposure

  Oracle Japan (sold during the year) - due to parent-company concerns about leverage, cash burn, and whether the AI infrastructure bet pays off

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Investor Class $20,671	MSCI EAFE® Index (Net) $24,869
8/31/16	$10,000	$10,000
8/31/17	$11,597	$11,764
8/31/18	$12,163	$12,280
8/31/19	$11,649	$11,880
8/31/20	$13,442	$12,609
8/31/21	$17,238	$15,903
8/31/22	$12,510	$12,754
8/31/23	$14,352	$15,039
8/31/24	$17,345	$17,957
8/31/25	$18,691	$20,448
8/31/26	$20,671	$24,869

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Investor Class	10.59%	3.70%	7.53%
MSCI EAFE® Index (Net)	21.62%	9.35%	9.54%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 1,005,713,506
Holdings Count | Holding		91
Advisory Fees Paid, Amount		$ 6,574,420
InvestmentCompanyPortfolioTurnover		85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,005,713,506
Number of Portfolio Holdings	91
Portfolio Turnover Rate	85%
Total Investment Advisory Fees Paid	$6,574,420

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	23.7%
Industrials	18.9%
Information Technology	16.6%
Health Care	9.2%
Consumer Staples	8.2%
Energy	6.9%
Materials	6.2%
Consumer Discretionary	3.7%
Utilities	3.0%
Communication Services	0.9%
Real Estate	0.6%
Short-Term Investments	2.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	23.6%
Japan	19.6%
Germany	12.7%
France	6.3%
Netherlands	5.4%
United States	5.3%
Italy	5.3%
Spain	3.9%
Switzerland	3.6%
Austria	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
ASML Holding NV	3.1%
British American Tobacco PLC	2.5%
Shell PLC	2.4%
Banco Santander SA	2.3%
Anheuser-Busch InBev SA	2.2%
UniCredit SpA	2.1%
Roche Holding AG	2.0%
AstraZeneca PLC	2.0%
Siemens Energy AG	1.9%
RWE AG	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000121826
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		Trust Class
Trading Symbol		NIQTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/InternationalEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$119	1.13%

Expenses Paid, Amount		$ 119
Expense Ratio, Percent		1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

International developed markets generally produced solid performance over the year, helped by an increasingly robust corporate earnings backdrop. The geopolitical and macroeconomic environment reinforced the need for investment in strategic autonomy in Europe and Japan, which, together with AI-related capital expenditure, was a tailwind for earnings. Rising commodity prices, driven by the war in Iran and ongoing inflation concerns, also supported international developed markets. The Fund generated a positive total return but lagged the MSCI EAFE® Index (Net).

Performance Attribution

Top Contributors

Top Detractors

  Japanese and European banks

  Germany - helped by Industrials and Health Care sectors exposure

  ASML - aided by strong growth due to increasing AI capital expenditure

  Consumer Discretionary sector - held back by exposure in the Hotels, Restaurants & Leisure industry

  Denmark - weighed down by Health Care exposure

  Oracle Japan (sold during the year) - due to parent-company concerns about leverage, cash burn, and whether the AI infrastructure bet pays off

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Trust Class $20,552	MSCI EAFE® Index (Net) $24,869
8/31/16	$10,000	$10,000
8/31/17	$11,592	$11,764
8/31/18	$12,154	$12,280
8/31/19	$11,625	$11,880
8/31/20	$13,417	$12,609
8/31/21	$17,196	$15,903
8/31/22	$12,469	$12,754
8/31/23	$14,297	$15,039
8/31/24	$17,272	$17,957
8/31/25	$18,591	$20,448
8/31/26	$20,552	$24,869

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Trust Class	10.55%	3.63%	7.47%
MSCI EAFE® Index (Net)	21.62%	9.35%	9.54%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 1,005,713,506
Holdings Count | Holding		91
Advisory Fees Paid, Amount		$ 6,574,420
InvestmentCompanyPortfolioTurnover		85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,005,713,506
Number of Portfolio Holdings	91
Portfolio Turnover Rate	85%
Total Investment Advisory Fees Paid	$6,574,420

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	23.7%
Industrials	18.9%
Information Technology	16.6%
Health Care	9.2%
Consumer Staples	8.2%
Energy	6.9%
Materials	6.2%
Consumer Discretionary	3.7%
Utilities	3.0%
Communication Services	0.9%
Real Estate	0.6%
Short-Term Investments	2.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	23.6%
Japan	19.6%
Germany	12.7%
France	6.3%
Netherlands	5.4%
United States	5.3%
Italy	5.3%
Spain	3.9%
Switzerland	3.6%
Austria	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
ASML Holding NV	3.1%
British American Tobacco PLC	2.5%
Shell PLC	2.4%
Banco Santander SA	2.3%
Anheuser-Busch InBev SA	2.2%
UniCredit SpA	2.1%
Roche Holding AG	2.0%
AstraZeneca PLC	2.0%
Siemens Energy AG	1.9%
RWE AG	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000021340
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		Institutional Class
Trading Symbol		NBIIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/InternationalEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$90	0.85%

Expenses Paid, Amount		$ 90
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

International developed markets generally produced solid performance over the year, helped by an increasingly robust corporate earnings backdrop. The geopolitical and macroeconomic environment reinforced the need for investment in strategic autonomy in Europe and Japan, which, together with AI-related capital expenditure, was a tailwind for earnings. Rising commodity prices, driven by the war in Iran and ongoing inflation concerns, also supported international developed markets. The Fund generated a positive total return but lagged the MSCI EAFE® Index (Net).

Performance Attribution

Top Contributors

Top Detractors

  Japanese and European banks

  Germany - helped by Industrials and Health Care sectors exposure

  ASML - aided by strong growth due to increasing AI capital expenditure

  Consumer Discretionary sector - held back by exposure in the Hotels, Restaurants & Leisure industry

  Denmark - weighed down by Health Care exposure

  Oracle Japan (sold during the year) - due to parent-company concerns about leverage, cash burn, and whether the AI infrastructure bet pays off

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

Table Summary
	Institutional Class $2,106,400	MSCI EAFE® Index (Net) $2,486,900
8/31/16	$1,000,000	$1,000,000
8/31/17	$1,158,200	$1,176,400
8/31/18	$1,217,500	$1,228,000
8/31/19	$1,169,400	$1,188,000
8/31/20	$1,353,400	$1,260,900
8/31/21	$1,738,500	$1,590,300
8/31/22	$1,264,000	$1,275,400
8/31/23	$1,454,700	$1,503,900
8/31/24	$1,761,400	$1,795,700
8/31/25	$1,901,100	$2,044,800
8/31/26	$2,106,400	$2,486,900

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Institutional Class	10.80%	3.91%	7.73%
MSCI EAFE® Index (Net)	21.62%	9.35%	9.54%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 1,005,713,506
Holdings Count | Holding		91
Advisory Fees Paid, Amount		$ 6,574,420
InvestmentCompanyPortfolioTurnover		85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,005,713,506
Number of Portfolio Holdings	91
Portfolio Turnover Rate	85%
Total Investment Advisory Fees Paid	$6,574,420

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	23.7%
Industrials	18.9%
Information Technology	16.6%
Health Care	9.2%
Consumer Staples	8.2%
Energy	6.9%
Materials	6.2%
Consumer Discretionary	3.7%
Utilities	3.0%
Communication Services	0.9%
Real Estate	0.6%
Short-Term Investments	2.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	23.6%
Japan	19.6%
Germany	12.7%
France	6.3%
Netherlands	5.4%
United States	5.3%
Italy	5.3%
Spain	3.9%
Switzerland	3.6%
Austria	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
ASML Holding NV	3.1%
British American Tobacco PLC	2.5%
Shell PLC	2.4%
Banco Santander SA	2.3%
Anheuser-Busch InBev SA	2.2%
UniCredit SpA	2.1%
Roche Holding AG	2.0%
AstraZeneca PLC	2.0%
Siemens Energy AG	1.9%
RWE AG	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalEquity/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalEquity/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000121822
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		Class A
Trading Symbol		NIQAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/InternationalEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.21%

Expenses Paid, Amount		$ 127
Expense Ratio, Percent		1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

International developed markets generally produced solid performance over the year, helped by an increasingly robust corporate earnings backdrop. The geopolitical and macroeconomic environment reinforced the need for investment in strategic autonomy in Europe and Japan, which, together with AI-related capital expenditure, was a tailwind for earnings. Rising commodity prices, driven by the war in Iran and ongoing inflation concerns, also supported international developed markets. The Fund generated a positive total return but lagged the MSCI EAFE® Index (Net).

Performance Attribution

Top Contributors

Top Detractors

  Japanese and European banks

  Germany - helped by Industrials and Health Care sectors exposure

  ASML - aided by strong growth due to increasing AI capital expenditure

  Consumer Discretionary sector - held back by exposure in the Hotels, Restaurants & Leisure industry

  Denmark - weighed down by Health Care exposure

  Oracle Japan (sold during the year) - due to parent-company concerns about leverage, cash burn, and whether the AI infrastructure bet pays off

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class A (including sales charge) $19,146	MSCI EAFE® Index (Net) $24,869
8/31/16	$9,425	$10,000
8/31/17	$10,868	$11,764
8/31/18	$11,387	$12,280
8/31/19	$10,898	$11,880
8/31/20	$12,562	$12,609
8/31/21	$16,086	$15,903
8/31/22	$11,657	$12,754
8/31/23	$13,354	$15,039
8/31/24	$16,122	$17,957
8/31/25	$17,337	$20,448
8/31/26	$19,146	$24,869

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class A (at NAV)	10.43%	3.54%	7.35%
Class A (including sales charge)	4.07%	2.32%	6.71%
MSCI EAFE® Index (Net)	21.62%	9.35%	9.54%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 1,005,713,506
Holdings Count | Holding		91
Advisory Fees Paid, Amount		$ 6,574,420
InvestmentCompanyPortfolioTurnover		85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,005,713,506
Number of Portfolio Holdings	91
Portfolio Turnover Rate	85%
Total Investment Advisory Fees Paid	$6,574,420

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	23.7%
Industrials	18.9%
Information Technology	16.6%
Health Care	9.2%
Consumer Staples	8.2%
Energy	6.9%
Materials	6.2%
Consumer Discretionary	3.7%
Utilities	3.0%
Communication Services	0.9%
Real Estate	0.6%
Short-Term Investments	2.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	23.6%
Japan	19.6%
Germany	12.7%
France	6.3%
Netherlands	5.4%
United States	5.3%
Italy	5.3%
Spain	3.9%
Switzerland	3.6%
Austria	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
ASML Holding NV	3.1%
British American Tobacco PLC	2.5%
Shell PLC	2.4%
Banco Santander SA	2.3%
Anheuser-Busch InBev SA	2.2%
UniCredit SpA	2.1%
Roche Holding AG	2.0%
AstraZeneca PLC	2.0%
Siemens Energy AG	1.9%
RWE AG	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000121823
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		Class C
Trading Symbol		NIQCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/InternationalEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205	1.96%

Expenses Paid, Amount		$ 205
Expense Ratio, Percent		1.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

International developed markets generally produced solid performance over the year, helped by an increasingly robust corporate earnings backdrop. The geopolitical and macroeconomic environment reinforced the need for investment in strategic autonomy in Europe and Japan, which, together with AI-related capital expenditure, was a tailwind for earnings. Rising commodity prices, driven by the war in Iran and ongoing inflation concerns, also supported international developed markets. The Fund generated a positive total return but lagged the MSCI EAFE® Index (Net).

Performance Attribution

Top Contributors

Top Detractors

  Japanese and European banks

  Germany - helped by Industrials and Health Care sectors exposure

  ASML - aided by strong growth due to increasing AI capital expenditure

  Consumer Discretionary sector - held back by exposure in the Hotels, Restaurants & Leisure industry

  Denmark - weighed down by Health Care exposure

  Oracle Japan (sold during the year) - due to parent-company concerns about leverage, cash burn, and whether the AI infrastructure bet pays off

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class C (including sales charge) $18,853	MSCI EAFE® Index (Net) $24,869
8/31/16	$10,000	$10,000
8/31/17	$11,448	$11,764
8/31/18	$11,912	$12,280
8/31/19	$11,310	$11,880
8/31/20	$12,940	$12,609
8/31/21	$16,443	$15,903
8/31/22	$11,825	$12,754
8/31/23	$13,454	$15,039
8/31/24	$16,107	$17,957
8/31/25	$17,196	$20,448
8/31/26	$18,853	$24,869

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class C (at NAV)	9.64%	2.77%	6.55%
Class C (including sales charge)	8.64%	2.77%	6.55%
MSCI EAFE® Index (Net)	21.62%	9.35%	9.54%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 1,005,713,506
Holdings Count | Holding		91
Advisory Fees Paid, Amount		$ 6,574,420
InvestmentCompanyPortfolioTurnover		85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,005,713,506
Number of Portfolio Holdings	91
Portfolio Turnover Rate	85%
Total Investment Advisory Fees Paid	$6,574,420

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	23.7%
Industrials	18.9%
Information Technology	16.6%
Health Care	9.2%
Consumer Staples	8.2%
Energy	6.9%
Materials	6.2%
Consumer Discretionary	3.7%
Utilities	3.0%
Communication Services	0.9%
Real Estate	0.6%
Short-Term Investments	2.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	23.6%
Japan	19.6%
Germany	12.7%
France	6.3%
Netherlands	5.4%
United States	5.3%
Italy	5.3%
Spain	3.9%
Switzerland	3.6%
Austria	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
ASML Holding NV	3.1%
British American Tobacco PLC	2.5%
Shell PLC	2.4%
Banco Santander SA	2.3%
Anheuser-Busch InBev SA	2.2%
UniCredit SpA	2.1%
Roche Holding AG	2.0%
AstraZeneca PLC	2.0%
Siemens Energy AG	1.9%
RWE AG	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000130576
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		Class R6
Trading Symbol		NRIQX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/InternationalEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$79	0.75%

Expenses Paid, Amount		$ 79
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

International developed markets generally produced solid performance over the year, helped by an increasingly robust corporate earnings backdrop. The geopolitical and macroeconomic environment reinforced the need for investment in strategic autonomy in Europe and Japan, which, together with AI-related capital expenditure, was a tailwind for earnings. Rising commodity prices, driven by the war in Iran and ongoing inflation concerns, also supported international developed markets. The Fund generated a positive total return but lagged the MSCI EAFE® Index (Net).

Performance Attribution

Top Contributors

Top Detractors

  Japanese and European banks

  Germany - helped by Industrials and Health Care sectors exposure

  ASML - aided by strong growth due to increasing AI capital expenditure

  Consumer Discretionary sector - held back by exposure in the Hotels, Restaurants & Leisure industry

  Denmark - weighed down by Health Care exposure

  Oracle Japan (sold during the year) - due to parent-company concerns about leverage, cash burn, and whether the AI infrastructure bet pays off

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R6 $21,270	MSCI EAFE® Index (Net) $24,869
8/31/16	$10,000	$10,000
8/31/17	$11,585	$11,764
8/31/18	$12,194	$12,280
8/31/19	$11,713	$11,880
8/31/20	$13,576	$12,609
8/31/21	$17,454	$15,903
8/31/22	$12,710	$12,754
8/31/23	$14,636	$15,039
8/31/24	$17,743	$17,957
8/31/25	$19,166	$20,448
8/31/26	$21,270	$24,869

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R6	10.98%	4.03%	7.84%
MSCI EAFE® Index (Net)	21.62%	9.35%	9.54%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 1,005,713,506
Holdings Count | Holding		91
Advisory Fees Paid, Amount		$ 6,574,420
InvestmentCompanyPortfolioTurnover		85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,005,713,506
Number of Portfolio Holdings	91
Portfolio Turnover Rate	85%
Total Investment Advisory Fees Paid	$6,574,420

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	23.7%
Industrials	18.9%
Information Technology	16.6%
Health Care	9.2%
Consumer Staples	8.2%
Energy	6.9%
Materials	6.2%
Consumer Discretionary	3.7%
Utilities	3.0%
Communication Services	0.9%
Real Estate	0.6%
Short-Term Investments	2.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	23.6%
Japan	19.6%
Germany	12.7%
France	6.3%
Netherlands	5.4%
United States	5.3%
Italy	5.3%
Spain	3.9%
Switzerland	3.6%
Austria	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
ASML Holding NV	3.1%
British American Tobacco PLC	2.5%
Shell PLC	2.4%
Banco Santander SA	2.3%
Anheuser-Busch InBev SA	2.2%
UniCredit SpA	2.1%
Roche Holding AG	2.0%
AstraZeneca PLC	2.0%
Siemens Energy AG	1.9%
RWE AG	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalEquity/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalEquity/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000228871
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		Class E
Trading Symbol		NIQEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/InternationalEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$6	0.06%

Expenses Paid, Amount		$ 6
Expense Ratio, Percent		0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

International developed markets generally produced solid performance over the year, helped by an increasingly robust corporate earnings backdrop. The geopolitical and macroeconomic environment reinforced the need for investment in strategic autonomy in Europe and Japan, which, together with AI-related capital expenditure, was a tailwind for earnings. Rising commodity prices, driven by the war in Iran and ongoing inflation concerns, also supported international developed markets. The Fund generated a positive total return but lagged the MSCI EAFE® Index (Net).

Performance Attribution

Top Contributors

Top Detractors

  Japanese and European banks

  Germany - helped by Industrials and Health Care sectors exposure

  ASML - aided by strong growth due to increasing AI capital expenditure

  Consumer Discretionary sector - held back by exposure in the Hotels, Restaurants & Leisure industry

  Denmark - weighed down by Health Care exposure

  Oracle Japan (sold during the year) - due to parent-company concerns about leverage, cash burn, and whether the AI infrastructure bet pays off

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class E $21,867	MSCI EAFE® Index (Net) $24,869
8/31/16	$10,000	$10,000
8/31/17	$11,582	$11,764
8/31/18	$12,175	$12,280
8/31/19	$11,694	$11,880
8/31/20	$13,534	$12,609
8/31/21	$17,385	$15,903
8/31/22	$12,708	$12,754
8/31/23	$14,737	$15,039
8/31/24	$17,992	$17,957
8/31/25	$19,566	$20,448
8/31/26	$21,867	$24,869

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class E	11.76%	4.70%	8.14%
MSCI EAFE® Index (Net)	21.62%	9.35%	9.54%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Institutional Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 1,005,713,506
Holdings Count | Holding		91
Advisory Fees Paid, Amount		$ 6,574,420
InvestmentCompanyPortfolioTurnover		85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,005,713,506
Number of Portfolio Holdings	91
Portfolio Turnover Rate	85%
Total Investment Advisory Fees Paid	$6,574,420

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	23.7%
Industrials	18.9%
Information Technology	16.6%
Health Care	9.2%
Consumer Staples	8.2%
Energy	6.9%
Materials	6.2%
Consumer Discretionary	3.7%
Utilities	3.0%
Communication Services	0.9%
Real Estate	0.6%
Short-Term Investments	2.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	23.6%
Japan	19.6%
Germany	12.7%
France	6.3%
Netherlands	5.4%
United States	5.3%
Italy	5.3%
Spain	3.9%
Switzerland	3.6%
Austria	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
ASML Holding NV	3.1%
British American Tobacco PLC	2.5%
Shell PLC	2.4%
Banco Santander SA	2.3%
Anheuser-Busch InBev SA	2.2%
UniCredit SpA	2.1%
Roche Holding AG	2.0%
AstraZeneca PLC	2.0%
Siemens Energy AG	1.9%
RWE AG	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000034262
Shareholder Report [Line Items]
Fund Name		International Select Fund
Class Name		Trust Class
Trading Symbol		NILTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/InternationalSelect/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/InternationalSelect/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$123	1.16%

Expenses Paid, Amount		$ 123
Expense Ratio, Percent		1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

International developed markets generally produced solid performance over the year, helped by an increasingly robust corporate earnings backdrop. The geopolitical and macroeconomic environment reinforced the need for investment in strategic autonomy in Europe and Japan, which, together with AI-related capital expenditure, was a tailwind for earnings. Rising commodity prices, driven by the war in Iran and ongoing inflation concerns, also supported international developed markets. The Fund generated a positive total return but lagged the MSCI EAFE® Index (Net).

Performance Attribution

Top Contributors

Top Detractors

  Japanese and European banks

  Germany - helped by Industrials and Health Care sectors exposure

  Siemens Energy - driven by strong growth in investment in power generation equipment

  Consumer Discretionary sector - held back by exposure in the Hotels, Restaurants & Leisure industry

  China - weighed down by consumer exposure

  Oracle Japan (sold during the year) - due to parent-company concerns about leverage, cash burn, and whether the AI infrastructure bet pays off

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Trust Class $20,996	MSCI EAFE® Index (Net) $24,869
8/31/16	$10,000	$10,000
8/31/17	$11,557	$11,764
8/31/18	$12,155	$12,280
8/31/19	$11,720	$11,880
8/31/20	$13,628	$12,609
8/31/21	$17,460	$15,903
8/31/22	$12,759	$12,754
8/31/23	$14,597	$15,039
8/31/24	$17,490	$17,957
8/31/25	$18,703	$20,448
8/31/26	$20,996	$24,869

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Trust Class	12.26%	3.76%	7.70%
MSCI EAFE® Index (Net)	21.62%	9.35%	9.54%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 254,190,131
Holdings Count | Holding		83
Advisory Fees Paid, Amount		$ 1,100,776
InvestmentCompanyPortfolioTurnover		88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$254,190,131
Number of Portfolio Holdings	83
Portfolio Turnover Rate	88%
Total Investment Advisory Fees Paid	$1,100,776

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	24.5%
Industrials	17.6%
Information Technology	17.0%
Health Care	9.2%
Consumer Staples	8.1%
Energy	6.9%
Materials	5.9%
Consumer Discretionary	3.7%
Utilities	3.1%
Communication Services	0.9%
Short-Term Investments	3.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	22.5%
Japan	18.9%
Germany	13.9%
France	8.0%
United States	6.3%
Netherlands	5.4%
Italy	3.8%
Spain	3.2%
Austria	3.1%
Switzerland	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
ASML Holding NV	3.1%
British American Tobacco PLC	2.6%
Siemens AG	2.4%
Shell PLC	2.4%
Banco Santander SA	2.4%
Anheuser-Busch InBev SA	2.3%
Resona Holdings, Inc.	2.2%
UniCredit SpA	2.1%
Roche Holding AG	2.1%
AstraZeneca PLC	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalSelect/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalSelect/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000035184
Shareholder Report [Line Items]
Fund Name		International Select Fund
Class Name		Institutional Class
Trading Symbol		NILIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/InternationalSelect/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/InternationalSelect/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$86	0.81%

Expenses Paid, Amount		$ 86
Expense Ratio, Percent		0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

International developed markets generally produced solid performance over the year, helped by an increasingly robust corporate earnings backdrop. The geopolitical and macroeconomic environment reinforced the need for investment in strategic autonomy in Europe and Japan, which, together with AI-related capital expenditure, was a tailwind for earnings. Rising commodity prices, driven by the war in Iran and ongoing inflation concerns, also supported international developed markets. The Fund generated a positive total return but lagged the MSCI EAFE® Index (Net).

Performance Attribution

Top Contributors

Top Detractors

  Japanese and European banks

  Germany - helped by Industrials and Health Care sectors exposure

  Siemens Energy - driven by strong growth in investment in power generation equipment

  Consumer Discretionary sector - held back by exposure in the Hotels, Restaurants & Leisure industry

  China - weighed down by consumer exposure

  Oracle Japan (sold during the year) - due to parent-company concerns about leverage, cash burn, and whether the AI infrastructure bet pays off

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

Table Summary
	Institutional Class $2,176,200	MSCI EAFE® Index (Net) $2,486,900
8/31/16	$1,000,000	$1,000,000
8/31/17	$1,161,300	$1,176,400
8/31/18	$1,225,400	$1,228,000
8/31/19	$1,185,200	$1,188,000
8/31/20	$1,382,800	$1,260,900
8/31/21	$1,777,900	$1,590,300
8/31/22	$1,304,800	$1,275,400
8/31/23	$1,496,300	$1,503,900
8/31/24	$1,799,900	$1,795,700
8/31/25	$1,932,300	$2,044,800
8/31/26	$2,176,200	$2,486,900

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Institutional Class	12.62%	4.13%	8.09%
MSCI EAFE® Index (Net)	21.62%	9.35%	9.54%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 254,190,131
Holdings Count | Holding		83
Advisory Fees Paid, Amount		$ 1,100,776
InvestmentCompanyPortfolioTurnover		88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$254,190,131
Number of Portfolio Holdings	83
Portfolio Turnover Rate	88%
Total Investment Advisory Fees Paid	$1,100,776

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	24.5%
Industrials	17.6%
Information Technology	17.0%
Health Care	9.2%
Consumer Staples	8.1%
Energy	6.9%
Materials	5.9%
Consumer Discretionary	3.7%
Utilities	3.1%
Communication Services	0.9%
Short-Term Investments	3.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	22.5%
Japan	18.9%
Germany	13.9%
France	8.0%
United States	6.3%
Netherlands	5.4%
Italy	3.8%
Spain	3.2%
Austria	3.1%
Switzerland	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
ASML Holding NV	3.1%
British American Tobacco PLC	2.6%
Siemens AG	2.4%
Shell PLC	2.4%
Banco Santander SA	2.4%
Anheuser-Busch InBev SA	2.3%
Resona Holdings, Inc.	2.2%
UniCredit SpA	2.1%
Roche Holding AG	2.1%
AstraZeneca PLC	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalSelect/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalSelect/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000057306
Shareholder Report [Line Items]
Fund Name		International Select Fund
Class Name		Class A
Trading Symbol		NBNAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/InternationalSelect/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/InternationalSelect/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.17%

Expenses Paid, Amount		$ 124
Expense Ratio, Percent		1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

International developed markets generally produced solid performance over the year, helped by an increasingly robust corporate earnings backdrop. The geopolitical and macroeconomic environment reinforced the need for investment in strategic autonomy in Europe and Japan, which, together with AI-related capital expenditure, was a tailwind for earnings. Rising commodity prices, driven by the war in Iran and ongoing inflation concerns, also supported international developed markets. The Fund generated a positive total return but lagged the MSCI EAFE® Index (Net).

Performance Attribution

Top Contributors

Top Detractors

  Japanese and European banks

  Germany - helped by Industrials and Health Care sectors exposure

  Siemens Energy - driven by strong growth in investment in power generation equipment

  Consumer Discretionary sector - held back by exposure in the Hotels, Restaurants & Leisure industry

  China - weighed down by consumer exposure

  Oracle Japan (sold during the year) - due to parent-company concerns about leverage, cash burn, and whether the AI infrastructure bet pays off

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class A (including sales charge) $19,771	MSCI EAFE® Index (Net) $24,869
8/31/16	$9,425	$10,000
8/31/17	$10,895	$11,764
8/31/18	$11,452	$12,280
8/31/19	$11,042	$11,880
8/31/20	$12,834	$12,609
8/31/21	$16,436	$15,903
8/31/22	$12,016	$12,754
8/31/23	$13,740	$15,039
8/31/24	$16,471	$17,957
8/31/25	$17,614	$20,448
8/31/26	$19,771	$24,869

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class A (at NAV)	12.25%	3.76%	7.69%
Class A (including sales charge)	5.76%	2.54%	7.05%
MSCI EAFE® Index (Net)	21.62%	9.35%	9.54%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 254,190,131
Holdings Count | Holding		83
Advisory Fees Paid, Amount		$ 1,100,776
InvestmentCompanyPortfolioTurnover		88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$254,190,131
Number of Portfolio Holdings	83
Portfolio Turnover Rate	88%
Total Investment Advisory Fees Paid	$1,100,776

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	24.5%
Industrials	17.6%
Information Technology	17.0%
Health Care	9.2%
Consumer Staples	8.1%
Energy	6.9%
Materials	5.9%
Consumer Discretionary	3.7%
Utilities	3.1%
Communication Services	0.9%
Short-Term Investments	3.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	22.5%
Japan	18.9%
Germany	13.9%
France	8.0%
United States	6.3%
Netherlands	5.4%
Italy	3.8%
Spain	3.2%
Austria	3.1%
Switzerland	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
ASML Holding NV	3.1%
British American Tobacco PLC	2.6%
Siemens AG	2.4%
Shell PLC	2.4%
Banco Santander SA	2.4%
Anheuser-Busch InBev SA	2.3%
Resona Holdings, Inc.	2.2%
UniCredit SpA	2.1%
Roche Holding AG	2.1%
AstraZeneca PLC	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalSelect/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalSelect/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000057307
Shareholder Report [Line Items]
Fund Name		International Select Fund
Class Name		Class C
Trading Symbol		NBNCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/InternationalSelect/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/InternationalSelect/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.92%

Expenses Paid, Amount		$ 203
Expense Ratio, Percent		1.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

International developed markets generally produced solid performance over the year, helped by an increasingly robust corporate earnings backdrop. The geopolitical and macroeconomic environment reinforced the need for investment in strategic autonomy in Europe and Japan, which, together with AI-related capital expenditure, was a tailwind for earnings. Rising commodity prices, driven by the war in Iran and ongoing inflation concerns, also supported international developed markets. The Fund generated a positive total return but lagged the MSCI EAFE® Index (Net).

Performance Attribution

Top Contributors

Top Detractors

  Japanese and European banks

  Germany - helped by Industrials and Health Care sectors exposure

  Siemens Energy - driven by strong growth in investment in power generation equipment

  Consumer Discretionary sector - held back by exposure in the Hotels, Restaurants & Leisure industry

  China - weighed down by consumer exposure

  Oracle Japan (sold during the year) - due to parent-company concerns about leverage, cash burn, and whether the AI infrastructure bet pays off

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class C (including sales charge) $19,447	MSCI EAFE® Index (Net) $24,869
8/31/16	$10,000	$10,000
8/31/17	$11,470	$11,764
8/31/18	$11,971	$12,280
8/31/19	$11,454	$11,880
8/31/20	$13,214	$12,609
8/31/21	$16,796	$15,903
8/31/22	$12,185	$12,754
8/31/23	$13,830	$15,039
8/31/24	$16,450	$17,957
8/31/25	$17,464	$20,448
8/31/26	$19,447	$24,869

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class C (at NAV)	11.35%	2.97%	6.88%
Class C (including sales charge)	10.35%	2.97%	6.88%
MSCI EAFE® Index (Net)	21.62%	9.35%	9.54%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 254,190,131
Holdings Count | Holding		83
Advisory Fees Paid, Amount		$ 1,100,776
InvestmentCompanyPortfolioTurnover		88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$254,190,131
Number of Portfolio Holdings	83
Portfolio Turnover Rate	88%
Total Investment Advisory Fees Paid	$1,100,776

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	24.5%
Industrials	17.6%
Information Technology	17.0%
Health Care	9.2%
Consumer Staples	8.1%
Energy	6.9%
Materials	5.9%
Consumer Discretionary	3.7%
Utilities	3.1%
Communication Services	0.9%
Short-Term Investments	3.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	22.5%
Japan	18.9%
Germany	13.9%
France	8.0%
United States	6.3%
Netherlands	5.4%
Italy	3.8%
Spain	3.2%
Austria	3.1%
Switzerland	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
ASML Holding NV	3.1%
British American Tobacco PLC	2.6%
Siemens AG	2.4%
Shell PLC	2.4%
Banco Santander SA	2.4%
Anheuser-Busch InBev SA	2.3%
Resona Holdings, Inc.	2.2%
UniCredit SpA	2.1%
Roche Holding AG	2.1%
AstraZeneca PLC	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalSelect/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalSelect/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000077166
Shareholder Report [Line Items]
Fund Name		International Select Fund
Class Name		Class R3
Trading Symbol		NBNRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/InternationalSelect/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/InternationalSelect/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$150	1.42%

Expenses Paid, Amount		$ 150
Expense Ratio, Percent		1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

International developed markets generally produced solid performance over the year, helped by an increasingly robust corporate earnings backdrop. The geopolitical and macroeconomic environment reinforced the need for investment in strategic autonomy in Europe and Japan, which, together with AI-related capital expenditure, was a tailwind for earnings. Rising commodity prices, driven by the war in Iran and ongoing inflation concerns, also supported international developed markets. The Fund generated a positive total return but lagged the MSCI EAFE® Index (Net).

Performance Attribution

Top Contributors

Top Detractors

  Japanese and European banks

  Germany - helped by Industrials and Health Care sectors exposure

  Siemens Energy - driven by strong growth in investment in power generation equipment

  Consumer Discretionary sector - held back by exposure in the Hotels, Restaurants & Leisure industry

  China - weighed down by consumer exposure

  Oracle Japan (sold during the year) - due to parent-company concerns about leverage, cash burn, and whether the AI infrastructure bet pays off

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R3 $20,451	MSCI EAFE® Index (Net) $24,869
8/31/16	$10,000	$10,000
8/31/17	$11,526	$11,764
8/31/18	$12,094	$12,280
8/31/19	$11,633	$11,880
8/31/20	$13,486	$12,609
8/31/21	$17,227	$15,903
8/31/22	$12,565	$12,754
8/31/23	$14,330	$15,039
8/31/24	$17,134	$17,957
8/31/25	$18,267	$20,448
8/31/26	$20,451	$24,869

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R3	11.95%	3.49%	7.42%
MSCI EAFE® Index (Net)	21.62%	9.35%	9.54%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 254,190,131
Holdings Count | Holding		83
Advisory Fees Paid, Amount		$ 1,100,776
InvestmentCompanyPortfolioTurnover		88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$254,190,131
Number of Portfolio Holdings	83
Portfolio Turnover Rate	88%
Total Investment Advisory Fees Paid	$1,100,776

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	24.5%
Industrials	17.6%
Information Technology	17.0%
Health Care	9.2%
Consumer Staples	8.1%
Energy	6.9%
Materials	5.9%
Consumer Discretionary	3.7%
Utilities	3.1%
Communication Services	0.9%
Short-Term Investments	3.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	22.5%
Japan	18.9%
Germany	13.9%
France	8.0%
United States	6.3%
Netherlands	5.4%
Italy	3.8%
Spain	3.2%
Austria	3.1%
Switzerland	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
ASML Holding NV	3.1%
British American Tobacco PLC	2.6%
Siemens AG	2.4%
Shell PLC	2.4%
Banco Santander SA	2.4%
Anheuser-Busch InBev SA	2.3%
Resona Holdings, Inc.	2.2%
UniCredit SpA	2.1%
Roche Holding AG	2.1%
AstraZeneca PLC	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalSelect/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalSelect/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000160231
Shareholder Report [Line Items]
Fund Name		International Select Fund
Class Name		Class R6
Trading Symbol		NRILX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/InternationalSelect/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/InternationalSelect/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$76	0.71%

Expenses Paid, Amount		$ 76
Expense Ratio, Percent		0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

International developed markets generally produced solid performance over the year, helped by an increasingly robust corporate earnings backdrop. The geopolitical and macroeconomic environment reinforced the need for investment in strategic autonomy in Europe and Japan, which, together with AI-related capital expenditure, was a tailwind for earnings. Rising commodity prices, driven by the war in Iran and ongoing inflation concerns, also supported international developed markets. The Fund generated a positive total return but lagged the MSCI EAFE® Index (Net).

Performance Attribution

Top Contributors

Top Detractors

  Japanese and European banks

  Germany - helped by Industrials and Health Care sectors exposure

  Siemens Energy - driven by strong growth in investment in power generation equipment

  Consumer Discretionary sector - held back by exposure in the Hotels, Restaurants & Leisure industry

  China - weighed down by consumer exposure

  Oracle Japan (sold during the year) - due to parent-company concerns about leverage, cash burn, and whether the AI infrastructure bet pays off

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R6 $21,889	MSCI EAFE® Index (Net) $24,869
8/31/16	$10,000	$10,000
8/31/17	$11,579	$11,764
8/31/18	$12,226	$12,280
8/31/19	$11,846	$11,880
8/31/20	$13,833	$12,609
8/31/21	$17,796	$15,903
8/31/22	$13,064	$12,754
8/31/23	$15,011	$15,039
8/31/24	$18,072	$17,957
8/31/25	$19,407	$20,448
8/31/26	$21,889	$24,869

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R6	12.79%	4.23%	8.15%
MSCI EAFE® Index (Net)	21.62%	9.35%	9.54%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  The performance prior to Class R6's inception date of April 17, 2017 is that of the Fund's Trust Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 254,190,131
Holdings Count | Holding		83
Advisory Fees Paid, Amount		$ 1,100,776
InvestmentCompanyPortfolioTurnover		88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$254,190,131
Number of Portfolio Holdings	83
Portfolio Turnover Rate	88%
Total Investment Advisory Fees Paid	$1,100,776

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	24.5%
Industrials	17.6%
Information Technology	17.0%
Health Care	9.2%
Consumer Staples	8.1%
Energy	6.9%
Materials	5.9%
Consumer Discretionary	3.7%
Utilities	3.1%
Communication Services	0.9%
Short-Term Investments	3.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	22.5%
Japan	18.9%
Germany	13.9%
France	8.0%
United States	6.3%
Netherlands	5.4%
Italy	3.8%
Spain	3.2%
Austria	3.1%
Switzerland	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
ASML Holding NV	3.1%
British American Tobacco PLC	2.6%
Siemens AG	2.4%
Shell PLC	2.4%
Banco Santander SA	2.4%
Anheuser-Busch InBev SA	2.3%
Resona Holdings, Inc.	2.2%
UniCredit SpA	2.1%
Roche Holding AG	2.1%
AstraZeneca PLC	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalSelect/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/InternationalSelect/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000087774
Shareholder Report [Line Items]
Fund Name		Intrinsic Value Fund
Class Name		Institutional Class
Trading Symbol		NINLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/IntrinsicValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/IntrinsicValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$108	0.94%

Expenses Paid, Amount		$ 108
Expense Ratio, Percent		0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Some powerful thematic trends lie behind the Fund’s return for the year. First and foremost is a meaningful exposure to companies benefiting from the massive capital spending on data centers for AI applications and the associated demand for power, memory and connectivity. We also witnessed strong contributions from companies providing next generation defense capabilities as well as space-based technology and assets. On the negative side, the laggards were impacted by a combination of management missteps, fear of potential AI disruption and financial leverage.

Performance Attribution

Top Contributors

Top Detractors

  Historic sector biases – overweight IT and underweight Financials versus the Russell 2000® Value Index (the Index)

  Exposure to companies benefiting from AI

  Stock selection in Consumer Discretionary and Health Care

  Overweight in Utilities versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

Table Summary
	Institutional Class $3,089,800	Russell 3000® Index $3,989,800	Russell 2000® Value Index $2,611,700	Russell 2000® Index $2,726,900
8/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/31/17	$1,165,900	$1,160,600	$1,134,700	$1,149,100
8/31/18	$1,411,000	$1,395,600	$1,362,100	$1,441,600
8/31/19	$1,258,100	$1,413,900	$1,159,300	$1,255,700
8/31/20	$1,350,700	$1,717,100	$1,088,100	$1,331,300
8/31/21	$2,180,500	$2,284,500	$1,735,400	$1,958,100
8/31/22	$1,840,700	$1,981,000	$1,558,700	$1,607,900
8/31/23	$1,953,300	$2,273,400	$1,592,600	$1,682,700
8/31/24	$2,137,700	$2,867,700	$1,899,100	$1,993,500
8/31/25	$2,366,000	$3,322,000	$2,009,700	$2,156,300
8/31/26	$3,089,800	$3,989,800	$2,611,700	$2,726,900

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Institutional Class	30.60%	7.22%	11.94%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Value Index	29.95%	8.52%	10.08%
Russell 2000® Index	26.46%	6.85%	10.55%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 1,436,199,938
Holdings Count | Holding		109
Advisory Fees Paid, Amount		$ 9,927,360
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,436,199,938
Number of Portfolio Holdings	109
Portfolio Turnover Rate	25%
Total Investment Advisory Fees Paid	$9,927,360

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	33.0%
Industrials	18.6%
Health Care	12.4%
Utilities	9.3%
Financials	6.4%
Energy	6.1%
Consumer Discretionary	5.0%
Materials	3.9%
Communication Services	3.4%
Consumer Staples	1.7%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Viasat, Inc.	3.2%
Veeco Instruments, Inc.	3.0%
KBR, Inc.	2.7%
Haemonetics Corp.	2.6%
Ormat Technologies, Inc.	2.3%
AerCap Holdings NV	2.3%
Gitlab, Inc. Class A	2.3%
Varonis Systems, Inc.	2.3%
OPENLANE, Inc.	2.1%
Huntington Bancshares, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/IntrinsicValue/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/IntrinsicValue/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000087772
Shareholder Report [Line Items]
Fund Name		Intrinsic Value Fund
Class Name		Class A
Trading Symbol		NINAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/IntrinsicValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/IntrinsicValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$151	1.31%

Expenses Paid, Amount		$ 151
Expense Ratio, Percent		1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Some powerful thematic trends lie behind the Fund’s return for the year. First and foremost is a meaningful exposure to companies benefiting from the massive capital spending on data centers for AI applications and the associated demand for power, memory and connectivity. We also witnessed strong contributions from companies providing next generation defense capabilities as well as space-based technology and assets. On the negative side, the laggards were impacted by a combination of management missteps, fear of potential AI disruption and financial leverage.

Performance Attribution

Top Contributors

Top Detractors

  Historic sector biases – overweight IT and underweight Financials versus the Russell 2000® Value Index (the Index)

  Exposure to companies benefiting from AI

  Stock selection in Consumer Discretionary and Health Care

  Overweight in Utilities versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class A (including sales charge) $28,082	Russell 3000® Index $39,898	Russell 2000® Value Index $26,117	Russell 2000® Index $27,269
8/31/16	$9,425	$10,000	$10,000	$10,000
8/31/17	$10,955	$11,606	$11,347	$11,491
8/31/18	$13,210	$13,956	$13,621	$14,416
8/31/19	$11,733	$14,139	$11,593	$12,557
8/31/20	$12,558	$17,171	$10,881	$13,313
8/31/21	$20,195	$22,845	$17,354	$19,581
8/31/22	$16,984	$19,810	$15,587	$16,079
8/31/23	$17,946	$22,734	$15,926	$16,827
8/31/24	$19,573	$28,677	$18,991	$19,935
8/31/25	$21,581	$33,220	$20,097	$21,563
8/31/26	$28,082	$39,898	$26,117	$27,269

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class A (at NAV)	30.12%	6.82%	11.53%
Class A (including sales charge)	22.64%	5.56%	10.88%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Value Index	29.95%	8.52%	10.08%
Russell 2000® Index	26.46%	6.85%	10.55%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 1,436,199,938
Holdings Count | Holding		109
Advisory Fees Paid, Amount		$ 9,927,360
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,436,199,938
Number of Portfolio Holdings	109
Portfolio Turnover Rate	25%
Total Investment Advisory Fees Paid	$9,927,360

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	33.0%
Industrials	18.6%
Health Care	12.4%
Utilities	9.3%
Financials	6.4%
Energy	6.1%
Consumer Discretionary	5.0%
Materials	3.9%
Communication Services	3.4%
Consumer Staples	1.7%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Viasat, Inc.	3.2%
Veeco Instruments, Inc.	3.0%
KBR, Inc.	2.7%
Haemonetics Corp.	2.6%
Ormat Technologies, Inc.	2.3%
AerCap Holdings NV	2.3%
Gitlab, Inc. Class A	2.3%
Varonis Systems, Inc.	2.3%
OPENLANE, Inc.	2.1%
Huntington Bancshares, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/IntrinsicValue/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/IntrinsicValue/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000087773
Shareholder Report [Line Items]
Fund Name		Intrinsic Value Fund
Class Name		Class C
Trading Symbol		NINCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/IntrinsicValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/IntrinsicValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$235	2.05%

Expenses Paid, Amount		$ 235
Expense Ratio, Percent		2.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Some powerful thematic trends lie behind the Fund’s return for the year. First and foremost is a meaningful exposure to companies benefiting from the massive capital spending on data centers for AI applications and the associated demand for power, memory and connectivity. We also witnessed strong contributions from companies providing next generation defense capabilities as well as space-based technology and assets. On the negative side, the laggards were impacted by a combination of management missteps, fear of potential AI disruption and financial leverage.

Performance Attribution

Top Contributors

Top Detractors

  Historic sector biases – overweight IT and underweight Financials versus the Russell 2000® Value Index (the Index)

  Exposure to companies benefiting from AI

  Stock selection in Consumer Discretionary and Health Care

  Overweight in Utilities versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class C (including sales charge) $27,635	Russell 3000® Index $39,898	Russell 2000® Value Index $26,117	Russell 2000® Index $27,269
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$11,536	$11,606	$11,347	$11,491
8/31/18	$13,802	$13,956	$13,621	$14,416
8/31/19	$12,177	$14,139	$11,593	$12,557
8/31/20	$12,927	$17,171	$10,881	$13,313
8/31/21	$20,629	$22,845	$17,354	$19,581
8/31/22	$17,220	$19,810	$15,587	$16,079
8/31/23	$18,063	$22,734	$15,926	$16,827
8/31/24	$19,551	$28,677	$18,991	$19,935
8/31/25	$21,399	$33,220	$20,097	$21,563
8/31/26	$27,635	$39,898	$26,117	$27,269

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class C (at NAV)	29.14%	6.02%	10.70%
Class C (including sales charge)	28.14%	6.02%	10.70%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Value Index	29.95%	8.52%	10.08%
Russell 2000® Index	26.46%	6.85%	10.55%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 1,436,199,938
Holdings Count | Holding		109
Advisory Fees Paid, Amount		$ 9,927,360
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,436,199,938
Number of Portfolio Holdings	109
Portfolio Turnover Rate	25%
Total Investment Advisory Fees Paid	$9,927,360

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	33.0%
Industrials	18.6%
Health Care	12.4%
Utilities	9.3%
Financials	6.4%
Energy	6.1%
Consumer Discretionary	5.0%
Materials	3.9%
Communication Services	3.4%
Consumer Staples	1.7%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Viasat, Inc.	3.2%
Veeco Instruments, Inc.	3.0%
KBR, Inc.	2.7%
Haemonetics Corp.	2.6%
Ormat Technologies, Inc.	2.3%
AerCap Holdings NV	2.3%
Gitlab, Inc. Class A	2.3%
Varonis Systems, Inc.	2.3%
OPENLANE, Inc.	2.1%
Huntington Bancshares, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/IntrinsicValue/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/IntrinsicValue/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000150163
Shareholder Report [Line Items]
Fund Name		Intrinsic Value Fund
Class Name		Class R6
Trading Symbol		NRINX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/IntrinsicValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/IntrinsicValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$97	0.84%

Expenses Paid, Amount		$ 97
Expense Ratio, Percent		0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Some powerful thematic trends lie behind the Fund’s return for the year. First and foremost is a meaningful exposure to companies benefiting from the massive capital spending on data centers for AI applications and the associated demand for power, memory and connectivity. We also witnessed strong contributions from companies providing next generation defense capabilities as well as space-based technology and assets. On the negative side, the laggards were impacted by a combination of management missteps, fear of potential AI disruption and financial leverage.

Performance Attribution

Top Contributors

Top Detractors

  Historic sector biases – overweight IT and underweight Financials versus the Russell 2000® Value Index (the Index)

  Exposure to companies benefiting from AI

  Stock selection in Consumer Discretionary and Health Care

  Overweight in Utilities versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R6 $31,158	Russell 3000® Index $39,898	Russell 2000® Value Index $26,117	Russell 2000® Index $27,269
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$11,659	$11,606	$11,347	$11,491
8/31/18	$14,110	$13,956	$13,621	$14,416
8/31/19	$12,599	$14,139	$11,593	$12,557
8/31/20	$13,542	$17,171	$10,881	$13,313
8/31/21	$21,875	$22,845	$17,354	$19,581
8/31/22	$18,488	$19,810	$15,587	$16,079
8/31/23	$19,642	$22,734	$15,926	$16,827
8/31/24	$21,516	$28,677	$18,991	$19,935
8/31/25	$23,838	$33,220	$20,097	$21,563
8/31/26	$31,158	$39,898	$26,117	$27,269

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R6	30.71%	7.33%	12.04%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Value Index	29.95%	8.52%	10.08%
Russell 2000® Index	26.46%	6.85%	10.55%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  The performance prior to Class R6's inception date of January 18, 2019 is that of the Fund's Institutional Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 1,436,199,938
Holdings Count | Holding		109
Advisory Fees Paid, Amount		$ 9,927,360
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,436,199,938
Number of Portfolio Holdings	109
Portfolio Turnover Rate	25%
Total Investment Advisory Fees Paid	$9,927,360

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	33.0%
Industrials	18.6%
Health Care	12.4%
Utilities	9.3%
Financials	6.4%
Energy	6.1%
Consumer Discretionary	5.0%
Materials	3.9%
Communication Services	3.4%
Consumer Staples	1.7%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Viasat, Inc.	3.2%
Veeco Instruments, Inc.	3.0%
KBR, Inc.	2.7%
Haemonetics Corp.	2.6%
Ormat Technologies, Inc.	2.3%
AerCap Holdings NV	2.3%
Gitlab, Inc. Class A	2.3%
Varonis Systems, Inc.	2.3%
OPENLANE, Inc.	2.1%
Huntington Bancshares, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/IntrinsicValue/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/IntrinsicValue/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000021354
Shareholder Report [Line Items]
Fund Name		Large Cap Growth Fund
Class Name		Investor Class
Trading Symbol		NGUAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/LargeCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$83	0.79%

Expenses Paid, Amount		$ 83
Expense Ratio, Percent		0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund generated a positive total return as did the Russell 1000® Growth Index (the Index) for the year, driven by strong stock selection and an overweight within the Industrials sector versus the Index, particularly Machinery holdings, and by strength in the Fund's private investment holdings. These gains were partially offset by weak stock selection within the Health Care sector, particularly Health Care Equipment & Supplies holdings, and within Financials, driven by Capital Markets holdings.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection and an overweight versus the Index within Industrials (Machinery holdings)

  Well-performing private investments

  Weak stock selection within Health Care (Health Care Equipment & Supplies)

  An overweight versus the Index and weak stock selection within Financials (Capital Markets)

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Investor Class $43,867	S&P 500® Index $41,793	Russell 1000® Growth Index $52,124
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,760	$11,623	$12,082
8/31/18	$14,330	$13,909	$15,371
8/31/19	$14,908	$14,315	$16,028
8/31/20	$20,239	$17,455	$23,135
8/31/21	$27,423	$22,895	$29,734
8/31/22	$22,717	$20,325	$24,068
8/31/23	$26,814	$23,566	$29,347
8/31/24	$33,464	$29,960	$38,373
8/31/25	$39,654	$34,718	$47,036
8/31/26	$43,867	$41,793	$52,124

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Investor Class	10.62%	9.85%	15.93%
S&P 500® Index	20.38%	12.79%	15.37%
Russell 1000® Growth Index	10.82%	11.88%	17.95%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 2,621,084,371
Holdings Count | Holding		79
Advisory Fees Paid, Amount		$ 11,950,804
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,621,084,371
Number of Portfolio Holdings	79
Portfolio Turnover Rate	39%
Total Investment Advisory Fees Paid	$11,950,804

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	43.3%
Communication Services	16.5%
Consumer Discretionary	15.0%
Industrials	7.8%
Financials	7.1%
Health Care	6.1%
Utilities	1.8%
Consumer Staples	1.5%
Energy	0.6%
Real Estate	0.3%
Short-Term Investments	0.0%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	10.9%
Alphabet, Inc. Class A	8.9%
Microsoft Corp.	5.3%
Meta Platforms, Inc. Class A	4.9%
Fanatics Holdings, Inc. Class A	4.9%
Broadcom, Inc.	4.8%
Amazon.com, Inc.	4.0%
Apple, Inc.	3.9%
Eli Lilly & Co.	3.2%
ASML Holding NV	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Material Fund Change Expenses [Text Block]
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000021355
Shareholder Report [Line Items]
Fund Name		Large Cap Growth Fund
Class Name		Trust Class
Trading Symbol		NBGTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/LargeCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$105	1.00%

Expenses Paid, Amount		$ 105
Expense Ratio, Percent		1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund generated a positive total return as did the Russell 1000® Growth Index (the Index) for the year, driven by strong stock selection and an overweight within the Industrials sector versus the Index, particularly Machinery holdings, and by strength in the Fund's private investment holdings. These gains were partially offset by weak stock selection within the Health Care sector, particularly Health Care Equipment & Supplies holdings, and within Financials, driven by Capital Markets holdings.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection and an overweight versus the Index within Industrials (Machinery holdings)

  Well-performing private investments

  Weak stock selection within Health Care (Health Care Equipment & Supplies)

  An overweight versus the Index and weak stock selection within Financials (Capital Markets)

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Trust Class $43,048	S&P 500® Index $41,793	Russell 1000® Growth Index $52,124
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,737	$11,623	$12,082
8/31/18	$14,290	$13,909	$15,371
8/31/19	$14,829	$14,315	$16,028
8/31/20	$20,100	$17,455	$23,135
8/31/21	$27,177	$22,895	$29,734
8/31/22	$22,474	$20,325	$24,068
8/31/23	$26,478	$23,566	$29,347
8/31/24	$32,974	$29,960	$38,373
8/31/25	$38,983	$34,718	$47,036
8/31/26	$43,048	$41,793	$52,124

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Trust Class	10.43%	9.64%	15.72%
S&P 500® Index	20.38%	12.79%	15.37%
Russell 1000® Growth Index	10.82%	11.88%	17.95%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 2,621,084,371
Holdings Count | Holding		79
Advisory Fees Paid, Amount		$ 11,950,804
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,621,084,371
Number of Portfolio Holdings	79
Portfolio Turnover Rate	39%
Total Investment Advisory Fees Paid	$11,950,804

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	43.3%
Communication Services	16.5%
Consumer Discretionary	15.0%
Industrials	7.8%
Financials	7.1%
Health Care	6.1%
Utilities	1.8%
Consumer Staples	1.5%
Energy	0.6%
Real Estate	0.3%
Short-Term Investments	0.0%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	10.9%
Alphabet, Inc. Class A	8.9%
Microsoft Corp.	5.3%
Meta Platforms, Inc. Class A	4.9%
Fanatics Holdings, Inc. Class A	4.9%
Broadcom, Inc.	4.8%
Amazon.com, Inc.	4.0%
Apple, Inc.	3.9%
Eli Lilly & Co.	3.2%
ASML Holding NV	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Material Fund Change Expenses [Text Block]
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000021356
Shareholder Report [Line Items]
Fund Name		Large Cap Growth Fund
Class Name		Advisor Class
Trading Symbol		NBGUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/LargeCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$149	1.42%

Expenses Paid, Amount		$ 149
Expense Ratio, Percent		1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund generated a positive total return as did the Russell 1000® Growth Index (the Index) for the year, driven by strong stock selection and an overweight within the Industrials sector versus the Index, particularly Machinery holdings, and by strength in the Fund's private investment holdings. These gains were partially offset by weak stock selection within the Health Care sector, particularly Health Care Equipment & Supplies holdings, and within Financials, driven by Capital Markets holdings.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection and an overweight versus the Index within Industrials (Machinery holdings)

  Well-performing private investments

  Weak stock selection within Health Care (Health Care Equipment & Supplies)

  An overweight versus the Index and weak stock selection within Financials (Capital Markets)

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Advisor Class $41,743	S&P 500® Index $41,793	Russell 1000® Growth Index $52,124
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,726	$11,623	$12,082
8/31/18	$14,229	$13,909	$15,371
8/31/19	$14,713	$14,315	$16,028
8/31/20	$19,890	$17,455	$23,135
8/31/21	$26,840	$22,895	$29,734
8/31/22	$22,156	$20,325	$24,068
8/31/23	$25,990	$23,566	$29,347
8/31/24	$32,225	$29,960	$38,373
8/31/25	$37,966	$34,718	$47,036
8/31/26	$41,743	$41,793	$52,124

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Advisor Class	9.95%	9.23%	15.36%
S&P 500® Index	20.38%	12.79%	15.37%
Russell 1000® Growth Index	10.82%	11.88%	17.95%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 2,621,084,371
Holdings Count | Holding		79
Advisory Fees Paid, Amount		$ 11,950,804
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,621,084,371
Number of Portfolio Holdings	79
Portfolio Turnover Rate	39%
Total Investment Advisory Fees Paid	$11,950,804

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	43.3%
Communication Services	16.5%
Consumer Discretionary	15.0%
Industrials	7.8%
Financials	7.1%
Health Care	6.1%
Utilities	1.8%
Consumer Staples	1.5%
Energy	0.6%
Real Estate	0.3%
Short-Term Investments	0.0%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	10.9%
Alphabet, Inc. Class A	8.9%
Microsoft Corp.	5.3%
Meta Platforms, Inc. Class A	4.9%
Fanatics Holdings, Inc. Class A	4.9%
Broadcom, Inc.	4.8%
Amazon.com, Inc.	4.0%
Apple, Inc.	3.9%
Eli Lilly & Co.	3.2%
ASML Holding NV	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Material Fund Change Expenses [Text Block]
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000027740
Shareholder Report [Line Items]
Fund Name		Large Cap Growth Fund
Class Name		Institutional Class
Trading Symbol		NGDLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/LargeCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$69	0.65%

Expenses Paid, Amount		$ 69
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund generated a positive total return as did the Russell 1000® Growth Index (the Index) for the year, driven by strong stock selection and an overweight within the Industrials sector versus the Index, particularly Machinery holdings, and by strength in the Fund's private investment holdings. These gains were partially offset by weak stock selection within the Health Care sector, particularly Health Care Equipment & Supplies holdings, and within Financials, driven by Capital Markets holdings.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection and an overweight versus the Index within Industrials (Machinery holdings)

  Well-performing private investments

  Weak stock selection within Health Care (Health Care Equipment & Supplies)

  An overweight versus the Index and weak stock selection within Financials (Capital Markets)

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

Table Summary
	Institutional Class $4,457,100	S&P 500® Index $4,179,300	Russell 1000® Growth Index $5,212,400
8/31/16	$1,000,000	$1,000,000	$1,000,000
8/31/17	$1,177,200	$1,162,300	$1,208,200
8/31/18	$1,438,000	$1,390,900	$1,537,100
8/31/19	$1,498,200	$1,431,500	$1,602,800
8/31/20	$2,038,000	$1,745,500	$2,313,500
8/31/21	$2,765,100	$2,289,500	$2,973,400
8/31/22	$2,293,500	$2,032,500	$2,406,800
8/31/23	$2,711,900	$2,356,600	$2,934,700
8/31/24	$3,389,900	$2,996,000	$3,837,300
8/31/25	$4,021,800	$3,471,800	$4,703,600
8/31/26	$4,457,100	$4,179,300	$5,212,400

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Institutional Class	10.82%	10.02%	16.12%
S&P 500® Index	20.38%	12.79%	15.37%
Russell 1000® Growth Index	10.82%	11.88%	17.95%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 2,621,084,371
Holdings Count | Holding		79
Advisory Fees Paid, Amount		$ 11,950,804
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,621,084,371
Number of Portfolio Holdings	79
Portfolio Turnover Rate	39%
Total Investment Advisory Fees Paid	$11,950,804

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	43.3%
Communication Services	16.5%
Consumer Discretionary	15.0%
Industrials	7.8%
Financials	7.1%
Health Care	6.1%
Utilities	1.8%
Consumer Staples	1.5%
Energy	0.6%
Real Estate	0.3%
Short-Term Investments	0.0%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	10.9%
Alphabet, Inc. Class A	8.9%
Microsoft Corp.	5.3%
Meta Platforms, Inc. Class A	4.9%
Fanatics Holdings, Inc. Class A	4.9%
Broadcom, Inc.	4.8%
Amazon.com, Inc.	4.0%
Apple, Inc.	3.9%
Eli Lilly & Co.	3.2%
ASML Holding NV	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapGrowth/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Material Fund Change Expenses [Text Block]
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapGrowth/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000077157
Shareholder Report [Line Items]
Fund Name		Large Cap Growth Fund
Class Name		Class A
Trading Symbol		NGDAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/LargeCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.02%

Expenses Paid, Amount		$ 107
Expense Ratio, Percent		1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund generated a positive total return as did the Russell 1000® Growth Index (the Index) for the year, driven by strong stock selection and an overweight within the Industrials sector versus the Index, particularly Machinery holdings, and by strength in the Fund's private investment holdings. These gains were partially offset by weak stock selection within the Health Care sector, particularly Health Care Equipment & Supplies holdings, and within Financials, driven by Capital Markets holdings.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection and an overweight versus the Index within Industrials (Machinery holdings)

  Well-performing private investments

  Weak stock selection within Health Care (Health Care Equipment & Supplies)

  An overweight versus the Index and weak stock selection within Financials (Capital Markets)

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class A (including sales charge) $40,450	S&P 500® Index $41,793	Russell 1000® Growth Index $52,124
8/31/16	$9,425	$10,000	$10,000
8/31/17	$11,054	$11,623	$12,082
8/31/18	$13,450	$13,909	$15,371
8/31/19	$13,959	$14,315	$16,028
8/31/20	$18,914	$17,455	$23,135
8/31/21	$25,562	$22,895	$29,734
8/31/22	$21,131	$20,325	$24,068
8/31/23	$24,892	$23,566	$29,347
8/31/24	$30,994	$29,960	$38,373
8/31/25	$36,645	$34,718	$47,036
8/31/26	$40,450	$41,793	$52,124

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class A (at NAV)	10.38%	9.61%	15.68%
Class A (including sales charge)	4.03%	8.32%	15.00%
S&P 500® Index	20.38%	12.79%	15.37%
Russell 1000® Growth Index	10.82%	11.88%	17.95%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 2,621,084,371
Holdings Count | Holding		79
Advisory Fees Paid, Amount		$ 11,950,804
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,621,084,371
Number of Portfolio Holdings	79
Portfolio Turnover Rate	39%
Total Investment Advisory Fees Paid	$11,950,804

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	43.3%
Communication Services	16.5%
Consumer Discretionary	15.0%
Industrials	7.8%
Financials	7.1%
Health Care	6.1%
Utilities	1.8%
Consumer Staples	1.5%
Energy	0.6%
Real Estate	0.3%
Short-Term Investments	0.0%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	10.9%
Alphabet, Inc. Class A	8.9%
Microsoft Corp.	5.3%
Meta Platforms, Inc. Class A	4.9%
Fanatics Holdings, Inc. Class A	4.9%
Broadcom, Inc.	4.8%
Amazon.com, Inc.	4.0%
Apple, Inc.	3.9%
Eli Lilly & Co.	3.2%
ASML Holding NV	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Material Fund Change Expenses [Text Block]
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000077158
Shareholder Report [Line Items]
Fund Name		Large Cap Growth Fund
Class Name		Class C
Trading Symbol		NGDCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/LargeCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.76%

Expenses Paid, Amount		$ 184
Expense Ratio, Percent		1.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund generated a positive total return as did the Russell 1000® Growth Index (the Index) for the year, driven by strong stock selection and an overweight within the Industrials sector versus the Index, particularly Machinery holdings, and by strength in the Fund's private investment holdings. These gains were partially offset by weak stock selection within the Health Care sector, particularly Health Care Equipment & Supplies holdings, and within Financials, driven by Capital Markets holdings.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection and an overweight versus the Index within Industrials (Machinery holdings)

  Well-performing private investments

  Weak stock selection within Health Care (Health Care Equipment & Supplies)

  An overweight versus the Index and weak stock selection within Financials (Capital Markets)

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class C (including sales charge) $39,886	S&P 500® Index $41,793	Russell 1000® Growth Index $52,124
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,653	$11,623	$12,082
8/31/18	$14,070	$13,909	$15,371
8/31/19	$14,493	$14,315	$16,028
8/31/20	$19,497	$17,455	$23,135
8/31/21	$26,159	$22,895	$29,734
8/31/22	$21,458	$20,325	$24,068
8/31/23	$25,092	$23,566	$29,347
8/31/24	$31,020	$29,960	$38,373
8/31/25	$36,403	$34,718	$47,036
8/31/26	$39,886	$41,793	$52,124

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class C (at NAV)	9.57%	8.80%	14.84%
Class C (including sales charge)	8.59%	8.80%	14.84%
S&P 500® Index	20.38%	12.79%	15.37%
Russell 1000® Growth Index	10.82%	11.88%	17.95%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 2,621,084,371
Holdings Count | Holding		79
Advisory Fees Paid, Amount		$ 11,950,804
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,621,084,371
Number of Portfolio Holdings	79
Portfolio Turnover Rate	39%
Total Investment Advisory Fees Paid	$11,950,804

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	43.3%
Communication Services	16.5%
Consumer Discretionary	15.0%
Industrials	7.8%
Financials	7.1%
Health Care	6.1%
Utilities	1.8%
Consumer Staples	1.5%
Energy	0.6%
Real Estate	0.3%
Short-Term Investments	0.0%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	10.9%
Alphabet, Inc. Class A	8.9%
Microsoft Corp.	5.3%
Meta Platforms, Inc. Class A	4.9%
Fanatics Holdings, Inc. Class A	4.9%
Broadcom, Inc.	4.8%
Amazon.com, Inc.	4.0%
Apple, Inc.	3.9%
Eli Lilly & Co.	3.2%
ASML Holding NV	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Material Fund Change Expenses [Text Block]
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000077160
Shareholder Report [Line Items]
Fund Name		Large Cap Growth Fund
Class Name		Class R3
Trading Symbol		NGDRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/LargeCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$136	1.29%

Expenses Paid, Amount		$ 136
Expense Ratio, Percent		1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund generated a positive total return as did the Russell 1000® Growth Index (the Index) for the year, driven by strong stock selection and an overweight within the Industrials sector versus the Index, particularly Machinery holdings, and by strength in the Fund's private investment holdings. These gains were partially offset by weak stock selection within the Health Care sector, particularly Health Care Equipment & Supplies holdings, and within Financials, driven by Capital Markets holdings.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection and an overweight versus the Index within Industrials (Machinery holdings)

  Well-performing private investments

  Weak stock selection within Health Care (Health Care Equipment & Supplies)

  An overweight versus the Index and weak stock selection within Financials (Capital Markets)

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R3 $41,753	S&P 500® Index $41,793	Russell 1000® Growth Index $52,124
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,702	$11,623	$12,082
8/31/18	$14,198	$13,909	$15,371
8/31/19	$14,696	$14,315	$16,028
8/31/20	$19,849	$17,455	$23,135
8/31/21	$26,750	$22,895	$29,734
8/31/22	$22,041	$20,325	$24,068
8/31/23	$25,894	$23,566	$29,347
8/31/24	$32,156	$29,960	$38,373
8/31/25	$37,912	$34,718	$47,036
8/31/26	$41,753	$41,793	$52,124

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R3	10.13%	9.31%	15.36%
S&P 500® Index	20.38%	12.79%	15.37%
Russell 1000® Growth Index	10.82%	11.88%	17.95%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 2,621,084,371
Holdings Count | Holding		79
Advisory Fees Paid, Amount		$ 11,950,804
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,621,084,371
Number of Portfolio Holdings	79
Portfolio Turnover Rate	39%
Total Investment Advisory Fees Paid	$11,950,804

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	43.3%
Communication Services	16.5%
Consumer Discretionary	15.0%
Industrials	7.8%
Financials	7.1%
Health Care	6.1%
Utilities	1.8%
Consumer Staples	1.5%
Energy	0.6%
Real Estate	0.3%
Short-Term Investments	0.0%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	10.9%
Alphabet, Inc. Class A	8.9%
Microsoft Corp.	5.3%
Meta Platforms, Inc. Class A	4.9%
Fanatics Holdings, Inc. Class A	4.9%
Broadcom, Inc.	4.8%
Amazon.com, Inc.	4.0%
Apple, Inc.	3.9%
Eli Lilly & Co.	3.2%
ASML Holding NV	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapGrowth/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Material Fund Change Expenses [Text Block]
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapGrowth/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000210977
Shareholder Report [Line Items]
Fund Name		Large Cap Growth Fund
Class Name		Class R6
Trading Symbol		NGRDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/LargeCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$58	0.55%

Expenses Paid, Amount		$ 58
Expense Ratio, Percent		0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund generated a positive total return as did the Russell 1000® Growth Index (the Index) for the year, driven by strong stock selection and an overweight within the Industrials sector versus the Index, particularly Machinery holdings, and by strength in the Fund's private investment holdings. These gains were partially offset by weak stock selection within the Health Care sector, particularly Health Care Equipment & Supplies holdings, and within Financials, driven by Capital Markets holdings.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection and an overweight versus the Index within Industrials (Machinery holdings)

  Well-performing private investments

  Weak stock selection within Health Care (Health Care Equipment & Supplies)

  An overweight versus the Index and weak stock selection within Financials (Capital Markets)

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R6 $44,584	S&P 500® Index $41,793	Russell 1000® Growth Index $52,124
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,760	$11,623	$12,082
8/31/18	$14,330	$13,909	$15,371
8/31/19	$14,915	$14,315	$16,028
8/31/20	$20,299	$17,455	$23,135
8/31/21	$27,549	$22,895	$29,734
8/31/22	$22,862	$20,325	$24,068
8/31/23	$27,052	$23,566	$29,347
8/31/24	$33,840	$29,960	$38,373
8/31/25	$40,198	$34,718	$47,036
8/31/26	$44,584	$41,793	$52,124

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R6	10.91%	10.11%	16.12%
S&P 500® Index	20.38%	12.79%	15.37%
Russell 1000® Growth Index	10.82%	11.88%	17.95%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  The performance prior to Class R6's inception date of March 29, 2019 is that of the Fund's Investor Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 2,621,084,371
Holdings Count | Holding		79
Advisory Fees Paid, Amount		$ 11,950,804
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,621,084,371
Number of Portfolio Holdings	79
Portfolio Turnover Rate	39%
Total Investment Advisory Fees Paid	$11,950,804

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	43.3%
Communication Services	16.5%
Consumer Discretionary	15.0%
Industrials	7.8%
Financials	7.1%
Health Care	6.1%
Utilities	1.8%
Consumer Staples	1.5%
Energy	0.6%
Real Estate	0.3%
Short-Term Investments	0.0%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	10.9%
Alphabet, Inc. Class A	8.9%
Microsoft Corp.	5.3%
Meta Platforms, Inc. Class A	4.9%
Fanatics Holdings, Inc. Class A	4.9%
Broadcom, Inc.	4.8%
Amazon.com, Inc.	4.0%
Apple, Inc.	3.9%
Eli Lilly & Co.	3.2%
ASML Holding NV	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapGrowth/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Effective December 18, 2025, the Fund's Class R6 contractual expense limitation was reduced by 0.01%.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Material Fund Change Expenses [Text Block]		Effective December 18, 2025, the Fund's Class R6 contractual expense limitation was reduced by 0.01%.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapGrowth/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000021333
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		Investor Class
Trading Symbol		NPRTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/LargeCapValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$87	0.74%

Expenses Paid, Amount		$ 87
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund posted a strong total return for the year. Stock selection contributed while sector allocation detracted from relative performance. The largest relative contributors were an allocation to Southern Copper Corp. and Intel Corp. Individual stock detractors included overweights in Boeing Co. and Nike, Inc. We remain committed to our investment philosophy of pure value and discipline, which historically has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and IT sectors

  An overweight in the Energy sector and an underweight in the Consumer Discretionary sector versus the Russell 1000® Value Index (the Index)

  Stock selection in the Consumer Discretionary and Industrials sectors

  An underweight in the IT sector and an overweight in the Materials sector versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Investor Class $36,015	Russell 1000® Index $40,910	Russell 1000® Value Index $30,397
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,588	$11,616	$11,158
8/31/18	$13,083	$13,918	$12,549
8/31/19	$13,901	$14,265	$12,626
8/31/20	$14,350	$17,474	$12,733
8/31/21	$21,532	$23,110	$17,373
8/31/22	$20,590	$20,114	$16,291
8/31/23	$21,735	$23,212	$17,692
8/31/24	$24,868	$29,386	$21,433
8/31/25	$26,914	$34,157	$23,432
8/31/26	$36,015	$40,910	$30,397

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Investor Class	33.82%	10.84%	13.67%
Russell 1000® Index	19.77%	12.10%	15.13%
Russell 1000® Value Index	29.72%	11.84%	11.76%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 10,419,608,055
Holdings Count | Holding		78
Advisory Fees Paid, Amount		$ 37,907,875
InvestmentCompanyPortfolioTurnover		78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$10,419,608,055
Number of Portfolio Holdings	78
Portfolio Turnover Rate	78%
Total Investment Advisory Fees Paid	$37,907,875

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	16.7%
Health Care	15.4%
Industrials	12.5%
Materials	12.4%
Information Technology	12.1%
Energy	10.6%
Consumer Discretionary	7.0%
Consumer Staples	4.5%
Real Estate	3.6%
Utilities	1.2%
Communication Services	1.1%
Short-Term Investments	2.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Amazon.com, Inc.	4.5%
ExxonMobil Holdings Corp.	3.9%
Southern Copper Corp.	3.6%
Microsoft Corp.	3.5%
JPMorgan Chase & Co.	3.1%
Johnson & Johnson	2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
Freeport-McMoRan, Inc.	2.5%
Boeing Co.	2.2%
Cisco Systems, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapValue/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapValue/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000021334
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		Trust Class
Trading Symbol		NBPTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/LargeCapValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$110	0.94%

Expenses Paid, Amount		$ 110
Expense Ratio, Percent		0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund posted a strong total return for the year. Stock selection contributed while sector allocation detracted from relative performance. The largest relative contributors were an allocation to Southern Copper Corp. and Intel Corp. Individual stock detractors included overweights in Boeing Co. and Nike, Inc. We remain committed to our investment philosophy of pure value and discipline, which historically has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and IT sectors

  An overweight in the Energy sector and an underweight in the Consumer Discretionary sector versus the Russell 1000® Value Index (the Index)

  Stock selection in the Consumer Discretionary and Industrials sectors

  An underweight in the IT sector and an overweight in the Materials sector versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Trust Class $35,347	Russell 1000® Index $40,910	Russell 1000® Value Index $30,397
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,577	$11,616	$11,158
8/31/18	$13,045	$13,918	$12,549
8/31/19	$13,833	$14,265	$12,626
8/31/20	$14,254	$17,474	$12,733
8/31/21	$21,347	$23,110	$17,373
8/31/22	$20,372	$20,114	$16,291
8/31/23	$21,462	$23,212	$17,692
8/31/24	$24,507	$29,386	$21,433
8/31/25	$26,471	$34,157	$23,432
8/31/26	$35,347	$40,910	$30,397

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Trust Class	33.53%	10.61%	13.46%
Russell 1000® Index	19.77%	12.10%	15.13%
Russell 1000® Value Index	29.72%	11.84%	11.76%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 10,419,608,055
Holdings Count | Holding		78
Advisory Fees Paid, Amount		$ 37,907,875
InvestmentCompanyPortfolioTurnover		78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$10,419,608,055
Number of Portfolio Holdings	78
Portfolio Turnover Rate	78%
Total Investment Advisory Fees Paid	$37,907,875

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	16.7%
Health Care	15.4%
Industrials	12.5%
Materials	12.4%
Information Technology	12.1%
Energy	10.6%
Consumer Discretionary	7.0%
Consumer Staples	4.5%
Real Estate	3.6%
Utilities	1.2%
Communication Services	1.1%
Short-Term Investments	2.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Amazon.com, Inc.	4.5%
ExxonMobil Holdings Corp.	3.9%
Southern Copper Corp.	3.6%
Microsoft Corp.	3.5%
JPMorgan Chase & Co.	3.1%
Johnson & Johnson	2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
Freeport-McMoRan, Inc.	2.5%
Boeing Co.	2.2%
Cisco Systems, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapValue/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapValue/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000021335
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		Advisor Class
Trading Symbol		NBPBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/LargeCapValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$127	1.09%

Expenses Paid, Amount		$ 127
Expense Ratio, Percent		1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund posted a strong total return for the year. Stock selection contributed while sector allocation detracted from relative performance. The largest relative contributors were an allocation to Southern Copper Corp. and Intel Corp. Individual stock detractors included overweights in Boeing Co. and Nike, Inc. We remain committed to our investment philosophy of pure value and discipline, which historically has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and IT sectors

  An overweight in the Energy sector and an underweight in the Consumer Discretionary sector versus the Russell 1000® Value Index (the Index)

  Stock selection in the Consumer Discretionary and Industrials sectors

  An underweight in the IT sector and an overweight in the Materials sector versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Advisor Class $34,813	Russell 1000® Index $40,910	Russell 1000® Value Index $30,397
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,551	$11,616	$11,158
8/31/18	$13,002	$13,918	$12,549
8/31/19	$13,769	$14,265	$12,626
8/31/20	$14,169	$17,474	$12,733
8/31/21	$21,179	$23,110	$17,373
8/31/22	$20,183	$20,114	$16,291
8/31/23	$21,231	$23,212	$17,692
8/31/24	$24,209	$29,386	$21,433
8/31/25	$26,108	$34,157	$23,432
8/31/26	$34,813	$40,910	$30,397

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Advisor Class	33.34%	10.45%	13.29%
Russell 1000® Index	19.77%	12.10%	15.13%
Russell 1000® Value Index	29.72%	11.84%	11.76%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 10,419,608,055
Holdings Count | Holding		78
Advisory Fees Paid, Amount		$ 37,907,875
InvestmentCompanyPortfolioTurnover		78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$10,419,608,055
Number of Portfolio Holdings	78
Portfolio Turnover Rate	78%
Total Investment Advisory Fees Paid	$37,907,875

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	16.7%
Health Care	15.4%
Industrials	12.5%
Materials	12.4%
Information Technology	12.1%
Energy	10.6%
Consumer Discretionary	7.0%
Consumer Staples	4.5%
Real Estate	3.6%
Utilities	1.2%
Communication Services	1.1%
Short-Term Investments	2.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Amazon.com, Inc.	4.5%
ExxonMobil Holdings Corp.	3.9%
Southern Copper Corp.	3.6%
Microsoft Corp.	3.5%
JPMorgan Chase & Co.	3.1%
Johnson & Johnson	2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
Freeport-McMoRan, Inc.	2.5%
Boeing Co.	2.2%
Cisco Systems, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapValue/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapValue/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000027735
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		Institutional Class
Trading Symbol		NBPIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/LargeCapValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$69	0.59%

Expenses Paid, Amount		$ 69
Expense Ratio, Percent		0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund posted a strong total return for the year. Stock selection contributed while sector allocation detracted from relative performance. The largest relative contributors were an allocation to Southern Copper Corp. and Intel Corp. Individual stock detractors included overweights in Boeing Co. and Nike, Inc. We remain committed to our investment philosophy of pure value and discipline, which historically has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and IT sectors

  An overweight in the Energy sector and an underweight in the Consumer Discretionary sector versus the Russell 1000® Value Index (the Index)

  Stock selection in the Consumer Discretionary and Industrials sectors

  An underweight in the IT sector and an overweight in the Materials sector versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

Table Summary
	Institutional Class $3,658,000	Russell 1000® Index $4,091,000	Russell 1000® Value Index $3,039,700
8/31/16	$1,000,000	$1,000,000	$1,000,000
8/31/17	$1,160,400	$1,161,600	$1,115,800
8/31/18	$1,312,500	$1,391,800	$1,254,900
8/31/19	$1,396,700	$1,426,500	$1,262,600
8/31/20	$1,444,500	$1,747,400	$1,273,300
8/31/21	$2,170,300	$2,311,000	$1,737,300
8/31/22	$2,078,900	$2,011,400	$1,629,100
8/31/23	$2,197,800	$2,321,200	$1,769,200
8/31/24	$2,518,600	$2,938,600	$2,143,300
8/31/25	$2,729,600	$3,415,700	$2,343,200
8/31/26	$3,658,000	$4,091,000	$3,039,700

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Institutional Class	34.01%	11.01%	13.85%
Russell 1000® Index	19.77%	12.10%	15.13%
Russell 1000® Value Index	29.72%	11.84%	11.76%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 10,419,608,055
Holdings Count | Holding		78
Advisory Fees Paid, Amount		$ 37,907,875
InvestmentCompanyPortfolioTurnover		78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$10,419,608,055
Number of Portfolio Holdings	78
Portfolio Turnover Rate	78%
Total Investment Advisory Fees Paid	$37,907,875

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	16.7%
Health Care	15.4%
Industrials	12.5%
Materials	12.4%
Information Technology	12.1%
Energy	10.6%
Consumer Discretionary	7.0%
Consumer Staples	4.5%
Real Estate	3.6%
Utilities	1.2%
Communication Services	1.1%
Short-Term Investments	2.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Amazon.com, Inc.	4.5%
ExxonMobil Holdings Corp.	3.9%
Southern Copper Corp.	3.6%
Microsoft Corp.	3.5%
JPMorgan Chase & Co.	3.1%
Johnson & Johnson	2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
Freeport-McMoRan, Inc.	2.5%
Boeing Co.	2.2%
Cisco Systems, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapValue/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapValue/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000090001
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		Class A
Trading Symbol		NPNAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/LargeCapValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	0.96%

Expenses Paid, Amount		$ 112
Expense Ratio, Percent		0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund posted a strong total return for the year. Stock selection contributed while sector allocation detracted from relative performance. The largest relative contributors were an allocation to Southern Copper Corp. and Intel Corp. Individual stock detractors included overweights in Boeing Co. and Nike, Inc. We remain committed to our investment philosophy of pure value and discipline, which historically has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and IT sectors

  An overweight in the Energy sector and an underweight in the Consumer Discretionary sector versus the Russell 1000® Value Index (the Index)

  Stock selection in the Consumer Discretionary and Industrials sectors

  An underweight in the IT sector and an overweight in the Materials sector versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class A (including sales charge) $33,207	Russell 1000® Index $40,910	Russell 1000® Value Index $30,397
8/31/16	$9,425	$10,000	$10,000
8/31/17	$10,900	$11,616	$11,158
8/31/18	$12,282	$13,918	$12,549
8/31/19	$13,018	$14,265	$12,626
8/31/20	$13,412	$17,474	$12,733
8/31/21	$20,073	$23,110	$17,373
8/31/22	$19,154	$20,114	$16,291
8/31/23	$20,173	$23,212	$17,692
8/31/24	$23,030	$29,386	$21,433
8/31/25	$24,873	$34,157	$23,432
8/31/26	$33,207	$40,910	$30,397

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class A (at NAV)	33.51%	10.59%	13.42%
Class A (including sales charge)	25.84%	9.29%	12.75%
Russell 1000® Index	19.77%	12.10%	15.13%
Russell 1000® Value Index	29.72%	11.84%	11.76%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 10,419,608,055
Holdings Count | Holding		78
Advisory Fees Paid, Amount		$ 37,907,875
InvestmentCompanyPortfolioTurnover		78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$10,419,608,055
Number of Portfolio Holdings	78
Portfolio Turnover Rate	78%
Total Investment Advisory Fees Paid	$37,907,875

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	16.7%
Health Care	15.4%
Industrials	12.5%
Materials	12.4%
Information Technology	12.1%
Energy	10.6%
Consumer Discretionary	7.0%
Consumer Staples	4.5%
Real Estate	3.6%
Utilities	1.2%
Communication Services	1.1%
Short-Term Investments	2.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Amazon.com, Inc.	4.5%
ExxonMobil Holdings Corp.	3.9%
Southern Copper Corp.	3.6%
Microsoft Corp.	3.5%
JPMorgan Chase & Co.	3.1%
Johnson & Johnson	2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
Freeport-McMoRan, Inc.	2.5%
Boeing Co.	2.2%
Cisco Systems, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapValue/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapValue/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000089999
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		Class C
Trading Symbol		NPNCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/LargeCapValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$199	1.71%

Expenses Paid, Amount		$ 199
Expense Ratio, Percent		1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund posted a strong total return for the year. Stock selection contributed while sector allocation detracted from relative performance. The largest relative contributors were an allocation to Southern Copper Corp. and Intel Corp. Individual stock detractors included overweights in Boeing Co. and Nike, Inc. We remain committed to our investment philosophy of pure value and discipline, which historically has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and IT sectors

  An overweight in the Energy sector and an underweight in the Consumer Discretionary sector versus the Russell 1000® Value Index (the Index)

  Stock selection in the Consumer Discretionary and Industrials sectors

  An underweight in the IT sector and an overweight in the Materials sector versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class C (including sales charge) $32,743	Russell 1000® Index $40,910	Russell 1000® Value Index $30,397
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,484	$11,616	$11,158
8/31/18	$12,843	$13,918	$12,549
8/31/19	$13,516	$14,265	$12,626
8/31/20	$13,823	$17,474	$12,733
8/31/21	$20,540	$23,110	$17,373
8/31/22	$19,456	$20,114	$16,291
8/31/23	$20,339	$23,212	$17,692
8/31/24	$23,051	$29,386	$21,433
8/31/25	$24,706	$34,157	$23,432
8/31/26	$32,743	$40,910	$30,397

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class C (at NAV)	32.53%	9.77%	12.59%
Class C (including sales charge)	31.53%	9.77%	12.59%
Russell 1000® Index	19.77%	12.10%	15.13%
Russell 1000® Value Index	29.72%	11.84%	11.76%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 10,419,608,055
Holdings Count | Holding		78
Advisory Fees Paid, Amount		$ 37,907,875
InvestmentCompanyPortfolioTurnover		78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$10,419,608,055
Number of Portfolio Holdings	78
Portfolio Turnover Rate	78%
Total Investment Advisory Fees Paid	$37,907,875

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	16.7%
Health Care	15.4%
Industrials	12.5%
Materials	12.4%
Information Technology	12.1%
Energy	10.6%
Consumer Discretionary	7.0%
Consumer Staples	4.5%
Real Estate	3.6%
Utilities	1.2%
Communication Services	1.1%
Short-Term Investments	2.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Amazon.com, Inc.	4.5%
ExxonMobil Holdings Corp.	3.9%
Southern Copper Corp.	3.6%
Microsoft Corp.	3.5%
JPMorgan Chase & Co.	3.1%
Johnson & Johnson	2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
Freeport-McMoRan, Inc.	2.5%
Boeing Co.	2.2%
Cisco Systems, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapValue/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapValue/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000090000
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		Class R3
Trading Symbol		NPNRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/LargeCapValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$143	1.23%

Expenses Paid, Amount		$ 143
Expense Ratio, Percent		1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund posted a strong total return for the year. Stock selection contributed while sector allocation detracted from relative performance. The largest relative contributors were an allocation to Southern Copper Corp. and Intel Corp. Individual stock detractors included overweights in Boeing Co. and Nike, Inc. We remain committed to our investment philosophy of pure value and discipline, which historically has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and IT sectors

  An overweight in the Energy sector and an underweight in the Consumer Discretionary sector versus the Russell 1000® Value Index (the Index)

  Stock selection in the Consumer Discretionary and Industrials sectors

  An underweight in the IT sector and an overweight in the Materials sector versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R3 $34,297	Russell 1000® Index $40,910	Russell 1000® Value Index $30,397
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,527	$11,616	$11,158
8/31/18	$12,955	$13,918	$12,549
8/31/19	$13,698	$14,265	$12,626
8/31/20	$14,074	$17,474	$12,733
8/31/21	$21,006	$23,110	$17,373
8/31/22	$19,994	$20,114	$16,291
8/31/23	$21,002	$23,212	$17,692
8/31/24	$23,915	$29,386	$21,433
8/31/25	$25,753	$34,157	$23,432
8/31/26	$34,297	$40,910	$30,397

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R3	33.18%	10.30%	13.12%
Russell 1000® Index	19.77%	12.10%	15.13%
Russell 1000® Value Index	29.72%	11.84%	11.76%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 10,419,608,055
Holdings Count | Holding		78
Advisory Fees Paid, Amount		$ 37,907,875
InvestmentCompanyPortfolioTurnover		78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$10,419,608,055
Number of Portfolio Holdings	78
Portfolio Turnover Rate	78%
Total Investment Advisory Fees Paid	$37,907,875

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	16.7%
Health Care	15.4%
Industrials	12.5%
Materials	12.4%
Information Technology	12.1%
Energy	10.6%
Consumer Discretionary	7.0%
Consumer Staples	4.5%
Real Estate	3.6%
Utilities	1.2%
Communication Services	1.1%
Short-Term Investments	2.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Amazon.com, Inc.	4.5%
ExxonMobil Holdings Corp.	3.9%
Southern Copper Corp.	3.6%
Microsoft Corp.	3.5%
JPMorgan Chase & Co.	3.1%
Johnson & Johnson	2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
Freeport-McMoRan, Inc.	2.5%
Boeing Co.	2.2%
Cisco Systems, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapValue/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapValue/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000150162
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		Class R6
Trading Symbol		NRLCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/LargeCapValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$57	0.49%

Expenses Paid, Amount		$ 57
Expense Ratio, Percent		0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund posted a strong total return for the year. Stock selection contributed while sector allocation detracted from relative performance. The largest relative contributors were an allocation to Southern Copper Corp. and Intel Corp. Individual stock detractors included overweights in Boeing Co. and Nike, Inc. We remain committed to our investment philosophy of pure value and discipline, which historically has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and IT sectors

  An overweight in the Energy sector and an underweight in the Consumer Discretionary sector versus the Russell 1000® Value Index (the Index)

  Stock selection in the Consumer Discretionary and Industrials sectors

  An underweight in the IT sector and an overweight in the Materials sector versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R6 $36,706	Russell 1000® Index $40,910	Russell 1000® Value Index $30,397
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,588	$11,616	$11,158
8/31/18	$13,083	$13,918	$12,549
8/31/19	$13,920	$14,265	$12,626
8/31/20	$14,412	$17,474	$12,733
8/31/21	$21,674	$23,110	$17,373
8/31/22	$20,780	$20,114	$16,291
8/31/23	$21,983	$23,212	$17,692
8/31/24	$25,218	$29,386	$21,433
8/31/25	$27,361	$34,157	$23,432
8/31/26	$36,706	$40,910	$30,397

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R6	34.15%	11.11%	13.89%
Russell 1000® Index	19.77%	12.10%	15.13%
Russell 1000® Value Index	29.72%	11.84%	11.76%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  The performance prior to Class R6's inception date of January 18, 2019 is that of the Fund's Investor Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 10,419,608,055
Holdings Count | Holding		78
Advisory Fees Paid, Amount		$ 37,907,875
InvestmentCompanyPortfolioTurnover		78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$10,419,608,055
Number of Portfolio Holdings	78
Portfolio Turnover Rate	78%
Total Investment Advisory Fees Paid	$37,907,875

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	16.7%
Health Care	15.4%
Industrials	12.5%
Materials	12.4%
Information Technology	12.1%
Energy	10.6%
Consumer Discretionary	7.0%
Consumer Staples	4.5%
Real Estate	3.6%
Utilities	1.2%
Communication Services	1.1%
Short-Term Investments	2.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Amazon.com, Inc.	4.5%
ExxonMobil Holdings Corp.	3.9%
Southern Copper Corp.	3.6%
Microsoft Corp.	3.5%
JPMorgan Chase & Co.	3.1%
Johnson & Johnson	2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
Freeport-McMoRan, Inc.	2.5%
Boeing Co.	2.2%
Cisco Systems, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapValue/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapValue/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000228869
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		Class E
Trading Symbol		NPNEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/LargeCapValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$2	0.02%

Expenses Paid, Amount		$ 2
Expense Ratio, Percent		0.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund posted a strong total return for the year. Stock selection contributed while sector allocation detracted from relative performance. The largest relative contributors were an allocation to Southern Copper Corp. and Intel Corp. Individual stock detractors included overweights in Boeing Co. and Nike, Inc. We remain committed to our investment philosophy of pure value and discipline, which historically has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and IT sectors

  An overweight in the Energy sector and an underweight in the Consumer Discretionary sector versus the Russell 1000® Value Index (the Index)

  Stock selection in the Consumer Discretionary and Industrials sectors

  An underweight in the IT sector and an overweight in the Materials sector versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class E $37,241	Russell 1000® Index $40,910	Russell 1000® Value Index $30,397
8/31/16	$10,000	$10,000	$10,000
8/31/17	$11,588	$11,616	$11,158
8/31/18	$13,083	$13,918	$12,549
8/31/19	$13,901	$14,265	$12,626
8/31/20	$14,350	$17,474	$12,733
8/31/21	$21,532	$23,110	$17,373
8/31/22	$20,684	$20,114	$16,291
8/31/23	$21,992	$23,212	$17,692
8/31/24	$25,351	$29,386	$21,433
8/31/25	$27,632	$34,157	$23,432
8/31/26	$37,241	$40,910	$30,397

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class E	34.78%	11.58%	14.05%
Russell 1000® Index	19.77%	12.10%	15.13%
Russell 1000® Value Index	29.72%	11.84%	11.76%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Investor Class, which had higher expenses than Class E so its performance typically would have been lower than Class E.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 10,419,608,055
Holdings Count | Holding		78
Advisory Fees Paid, Amount		$ 37,907,875
InvestmentCompanyPortfolioTurnover		78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$10,419,608,055
Number of Portfolio Holdings	78
Portfolio Turnover Rate	78%
Total Investment Advisory Fees Paid	$37,907,875

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	16.7%
Health Care	15.4%
Industrials	12.5%
Materials	12.4%
Information Technology	12.1%
Energy	10.6%
Consumer Discretionary	7.0%
Consumer Staples	4.5%
Real Estate	3.6%
Utilities	1.2%
Communication Services	1.1%
Short-Term Investments	2.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Amazon.com, Inc.	4.5%
ExxonMobil Holdings Corp.	3.9%
Southern Copper Corp.	3.6%
Microsoft Corp.	3.5%
JPMorgan Chase & Co.	3.1%
Johnson & Johnson	2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
Freeport-McMoRan, Inc.	2.5%
Boeing Co.	2.2%
Cisco Systems, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapValue/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/LargeCapValue/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000021357
Shareholder Report [Line Items]
Fund Name		Mid Cap Growth Fund
Class Name		Investor Class
Trading Symbol		NMANX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/MidCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$80	0.82%

Expenses Paid, Amount		$ 80
Expense Ratio, Percent		0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Over the year, the Fund delivered a negative total return that lagged its benchmark, the Russell Midcap® Growth Index (the Index), which was also negative. Both the period and our portfolio holdings were largely defined by secular growth trends, most notably the development and expansion of AI. In the team’s view, despite continued strong fundamentals and thesis-affirming guidance across the portfolio, the period closed with an abrupt market pivot away from those higher expectation secular growth opportunities, with that rotation materially impacting the Fund over the last three months.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the IT, Consumer Staples and Communication Services sectors

  Investments in the Financials, Energy and Health Care sectors

  Sentiment headwinds associated with a late-period market rotation away from the AI-ecosystem and an increasingly “hawkish” U.S. Federal Reserve

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Investor Class $28,008	Russell 3000® Index $39,898	Russell Midcap® Growth Index $31,238	Russell Midcap® Index $30,144
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$11,580	$11,606	$11,452	$11,244
8/31/18	$14,677	$13,956	$14,322	$13,256
8/31/19	$15,388	$14,139	$15,176	$13,328
8/31/20	$18,764	$17,171	$18,751	$14,492
8/31/21	$25,450	$22,845	$25,346	$20,467
8/31/22	$19,107	$19,810	$18,581	$17,434
8/31/23	$19,950	$22,734	$20,997	$18,894
8/31/24	$24,009	$28,677	$25,000	$22,703
8/31/25	$29,641	$33,220	$31,606	$25,559
8/31/26	$28,008	$39,898	$31,238	$30,144

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Investor Class	(5.51)%	1.93%	10.85%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell Midcap® Growth Index	(1.16)%	4.27%	12.06%
Russell Midcap® Index	17.94%	8.05%	11.67%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 2,148,561,073
Holdings Count | Holding		80
Advisory Fees Paid, Amount		$ 9,914,295
InvestmentCompanyPortfolioTurnover		231.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,148,561,073
Number of Portfolio Holdings	80
Portfolio Turnover Rate	231%
Total Investment Advisory Fees Paid	$9,914,295

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	32.2%
Industrials	19.8%
Health Care	12.6%
Consumer Discretionary	11.2%
Financials	8.0%
Energy	5.2%
Consumer Staples	2.9%
Communication Services	2.2%
Materials	1.5%
Exchange-Traded Funds	3.3%
Short-Term Investments	1.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Snowflake, Inc.	3.7%
iShares Russell Mid-Cap Growth ETF	3.3%
Cloudflare, Inc. Class A	3.2%
Targa Resources Corp.	2.8%
Datadog, Inc. Class A	2.7%
Robinhood Markets, Inc. Class A	2.6%
Lumentum Holdings, Inc.	2.6%
Fastenal Co.	2.2%
Teradyne, Inc.	2.1%
W.W. Grainger, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000021358
Shareholder Report [Line Items]
Fund Name		Mid Cap Growth Fund
Class Name		Trust Class
Trading Symbol		NBMTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/MidCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$89	0.92%

Expenses Paid, Amount		$ 89
Expense Ratio, Percent		0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Over the year, the Fund delivered a negative total return that lagged its benchmark, the Russell Midcap® Growth Index (the Index), which was also negative. Both the period and our portfolio holdings were largely defined by secular growth trends, most notably the development and expansion of AI. In the team’s view, despite continued strong fundamentals and thesis-affirming guidance across the portfolio, the period closed with an abrupt market pivot away from those higher expectation secular growth opportunities, with that rotation materially impacting the Fund over the last three months.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the IT, Consumer Staples and Communication Services sectors

  Investments in the Financials, Energy and Health Care sectors

  Sentiment headwinds associated with a late-period market rotation away from the AI-ecosystem and an increasingly “hawkish” U.S. Federal Reserve

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Trust Class $27,780	Russell 3000® Index $39,898	Russell Midcap® Growth Index $31,238	Russell Midcap® Index $30,144
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$11,575	$11,606	$11,452	$11,244
8/31/18	$14,660	$13,956	$14,322	$13,256
8/31/19	$15,361	$14,139	$15,176	$13,328
8/31/20	$18,716	$17,171	$18,751	$14,492
8/31/21	$25,367	$22,845	$25,346	$20,467
8/31/22	$19,030	$19,810	$18,581	$17,434
8/31/23	$19,844	$22,734	$20,997	$18,894
8/31/24	$23,866	$28,677	$25,000	$22,703
8/31/25	$29,425	$33,220	$31,606	$25,559
8/31/26	$27,780	$39,898	$31,238	$30,144

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Trust Class	(5.59)%	1.83%	10.76%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell Midcap® Growth Index	(1.16)%	4.27%	12.06%
Russell Midcap® Index	17.94%	8.05%	11.67%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 2,148,561,073
Holdings Count | Holding		80
Advisory Fees Paid, Amount		$ 9,914,295
InvestmentCompanyPortfolioTurnover		231.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,148,561,073
Number of Portfolio Holdings	80
Portfolio Turnover Rate	231%
Total Investment Advisory Fees Paid	$9,914,295

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	32.2%
Industrials	19.8%
Health Care	12.6%
Consumer Discretionary	11.2%
Financials	8.0%
Energy	5.2%
Consumer Staples	2.9%
Communication Services	2.2%
Materials	1.5%
Exchange-Traded Funds	3.3%
Short-Term Investments	1.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Snowflake, Inc.	3.7%
iShares Russell Mid-Cap Growth ETF	3.3%
Cloudflare, Inc. Class A	3.2%
Targa Resources Corp.	2.8%
Datadog, Inc. Class A	2.7%
Robinhood Markets, Inc. Class A	2.6%
Lumentum Holdings, Inc.	2.6%
Fastenal Co.	2.2%
Teradyne, Inc.	2.1%
W.W. Grainger, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000021359
Shareholder Report [Line Items]
Fund Name		Mid Cap Growth Fund
Class Name		Advisor Class
Trading Symbol		NBMBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/MidCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$114	1.17%

Expenses Paid, Amount		$ 114
Expense Ratio, Percent		1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Over the year, the Fund delivered a negative total return that lagged its benchmark, the Russell Midcap® Growth Index (the Index), which was also negative. Both the period and our portfolio holdings were largely defined by secular growth trends, most notably the development and expansion of AI. In the team’s view, despite continued strong fundamentals and thesis-affirming guidance across the portfolio, the period closed with an abrupt market pivot away from those higher expectation secular growth opportunities, with that rotation materially impacting the Fund over the last three months.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the IT, Consumer Staples and Communication Services sectors

  Investments in the Financials, Energy and Health Care sectors

  Sentiment headwinds associated with a late-period market rotation away from the AI-ecosystem and an increasingly “hawkish” U.S. Federal Reserve

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Advisor Class $27,081	Russell 3000® Index $39,898	Russell Midcap® Growth Index $31,238	Russell Midcap® Index $30,144
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$11,547	$11,606	$11,452	$11,244
8/31/18	$14,585	$13,956	$14,322	$13,256
8/31/19	$15,246	$14,139	$15,176	$13,328
8/31/20	$18,534	$17,171	$18,751	$14,492
8/31/21	$25,055	$22,845	$25,346	$20,467
8/31/22	$18,744	$19,810	$18,581	$17,434
8/31/23	$19,510	$22,734	$20,997	$18,894
8/31/24	$23,389	$28,677	$25,000	$22,703
8/31/25	$28,769	$33,220	$31,606	$25,559
8/31/26	$27,081	$39,898	$31,238	$30,144

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Advisor Class	(5.87)%	1.57%	10.48%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell Midcap® Growth Index	(1.16)%	4.27%	12.06%
Russell Midcap® Index	17.94%	8.05%	11.67%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 2,148,561,073
Holdings Count | Holding		80
Advisory Fees Paid, Amount		$ 9,914,295
InvestmentCompanyPortfolioTurnover		231.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,148,561,073
Number of Portfolio Holdings	80
Portfolio Turnover Rate	231%
Total Investment Advisory Fees Paid	$9,914,295

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	32.2%
Industrials	19.8%
Health Care	12.6%
Consumer Discretionary	11.2%
Financials	8.0%
Energy	5.2%
Consumer Staples	2.9%
Communication Services	2.2%
Materials	1.5%
Exchange-Traded Funds	3.3%
Short-Term Investments	1.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Snowflake, Inc.	3.7%
iShares Russell Mid-Cap Growth ETF	3.3%
Cloudflare, Inc. Class A	3.2%
Targa Resources Corp.	2.8%
Datadog, Inc. Class A	2.7%
Robinhood Markets, Inc. Class A	2.6%
Lumentum Holdings, Inc.	2.6%
Fastenal Co.	2.2%
Teradyne, Inc.	2.1%
W.W. Grainger, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000027741
Shareholder Report [Line Items]
Fund Name		Mid Cap Growth Fund
Class Name		Institutional Class
Trading Symbol		NBMLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/MidCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$64	0.66%

Expenses Paid, Amount		$ 64
Expense Ratio, Percent		0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Over the year, the Fund delivered a negative total return that lagged its benchmark, the Russell Midcap® Growth Index (the Index), which was also negative. Both the period and our portfolio holdings were largely defined by secular growth trends, most notably the development and expansion of AI. In the team’s view, despite continued strong fundamentals and thesis-affirming guidance across the portfolio, the period closed with an abrupt market pivot away from those higher expectation secular growth opportunities, with that rotation materially impacting the Fund over the last three months.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the IT, Consumer Staples and Communication Services sectors

  Investments in the Financials, Energy and Health Care sectors

  Sentiment headwinds associated with a late-period market rotation away from the AI-ecosystem and an increasingly “hawkish” U.S. Federal Reserve

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

Table Summary
	Institutional Class $2,849,200	Russell 3000® Index $3,989,800	Russell Midcap® Growth Index $3,123,800	Russell Midcap® Index $3,014,400
8/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/31/17	$1,160,300	$1,160,600	$1,145,200	$1,124,400
8/31/18	$1,472,700	$1,395,600	$1,432,200	$1,325,600
8/31/19	$1,547,600	$1,413,900	$1,517,600	$1,332,800
8/31/20	$1,890,000	$1,717,100	$1,875,100	$1,449,200
8/31/21	$2,568,700	$2,284,500	$2,534,600	$2,046,700
8/31/22	$1,931,500	$1,981,000	$1,858,100	$1,743,400
8/31/23	$2,019,300	$2,273,400	$2,099,700	$1,889,400
8/31/24	$2,434,400	$2,867,700	$2,500,000	$2,270,300
8/31/25	$3,009,600	$3,322,000	$3,160,600	$2,555,900
8/31/26	$2,849,200	$3,989,800	$3,123,800	$3,014,400

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Institutional Class	(5.33)%	2.09%	11.04%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell Midcap® Growth Index	(1.16)%	4.27%	12.06%
Russell Midcap® Index	17.94%	8.05%	11.67%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 2,148,561,073
Holdings Count | Holding		80
Advisory Fees Paid, Amount		$ 9,914,295
InvestmentCompanyPortfolioTurnover		231.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,148,561,073
Number of Portfolio Holdings	80
Portfolio Turnover Rate	231%
Total Investment Advisory Fees Paid	$9,914,295

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	32.2%
Industrials	19.8%
Health Care	12.6%
Consumer Discretionary	11.2%
Financials	8.0%
Energy	5.2%
Consumer Staples	2.9%
Communication Services	2.2%
Materials	1.5%
Exchange-Traded Funds	3.3%
Short-Term Investments	1.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Snowflake, Inc.	3.7%
iShares Russell Mid-Cap Growth ETF	3.3%
Cloudflare, Inc. Class A	3.2%
Targa Resources Corp.	2.8%
Datadog, Inc. Class A	2.7%
Robinhood Markets, Inc. Class A	2.6%
Lumentum Holdings, Inc.	2.6%
Fastenal Co.	2.2%
Teradyne, Inc.	2.1%
W.W. Grainger, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapGrowth/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapGrowth/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000077161
Shareholder Report [Line Items]
Fund Name		Mid Cap Growth Fund
Class Name		Class A
Trading Symbol		NMGAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/MidCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	1.04%

Expenses Paid, Amount		$ 101
Expense Ratio, Percent		1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Over the year, the Fund delivered a negative total return that lagged its benchmark, the Russell Midcap® Growth Index (the Index), which was also negative. Both the period and our portfolio holdings were largely defined by secular growth trends, most notably the development and expansion of AI. In the team’s view, despite continued strong fundamentals and thesis-affirming guidance across the portfolio, the period closed with an abrupt market pivot away from those higher expectation secular growth opportunities, with that rotation materially impacting the Fund over the last three months.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the IT, Consumer Staples and Communication Services sectors

  Investments in the Financials, Energy and Health Care sectors

  Sentiment headwinds associated with a late-period market rotation away from the AI-ecosystem and an increasingly “hawkish” U.S. Federal Reserve

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class A (including sales charge) $25,868	Russell 3000® Index $39,898	Russell Midcap® Growth Index $31,238	Russell Midcap® Index $30,144
8/31/16	$9,425	$10,000	$10,000	$10,000
8/31/17	$10,892	$11,606	$11,452	$11,244
8/31/18	$13,776	$13,956	$14,322	$13,256
8/31/19	$14,417	$14,139	$15,176	$13,328
8/31/20	$17,546	$17,171	$18,751	$14,492
8/31/21	$23,760	$22,845	$25,346	$20,467
8/31/22	$17,802	$19,810	$18,581	$17,434
8/31/23	$18,552	$22,734	$20,997	$18,894
8/31/24	$22,267	$28,677	$25,000	$22,703
8/31/25	$27,434	$33,220	$31,606	$25,559
8/31/26	$25,868	$39,898	$31,238	$30,144

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class A (at NAV)	(5.71)%	1.71%	10.63%
Class A (including sales charge)	(11.13)%	0.52%	9.97%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell Midcap® Growth Index	(1.16)%	4.27%	12.06%
Russell Midcap® Index	17.94%	8.05%	11.67%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 2,148,561,073
Holdings Count | Holding		80
Advisory Fees Paid, Amount		$ 9,914,295
InvestmentCompanyPortfolioTurnover		231.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,148,561,073
Number of Portfolio Holdings	80
Portfolio Turnover Rate	231%
Total Investment Advisory Fees Paid	$9,914,295

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	32.2%
Industrials	19.8%
Health Care	12.6%
Consumer Discretionary	11.2%
Financials	8.0%
Energy	5.2%
Consumer Staples	2.9%
Communication Services	2.2%
Materials	1.5%
Exchange-Traded Funds	3.3%
Short-Term Investments	1.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Snowflake, Inc.	3.7%
iShares Russell Mid-Cap Growth ETF	3.3%
Cloudflare, Inc. Class A	3.2%
Targa Resources Corp.	2.8%
Datadog, Inc. Class A	2.7%
Robinhood Markets, Inc. Class A	2.6%
Lumentum Holdings, Inc.	2.6%
Fastenal Co.	2.2%
Teradyne, Inc.	2.1%
W.W. Grainger, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000077162
Shareholder Report [Line Items]
Fund Name		Mid Cap Growth Fund
Class Name		Class C
Trading Symbol		NMGCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/MidCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$172	1.78%

Expenses Paid, Amount		$ 172
Expense Ratio, Percent		1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Over the year, the Fund delivered a negative total return that lagged its benchmark, the Russell Midcap® Growth Index (the Index), which was also negative. Both the period and our portfolio holdings were largely defined by secular growth trends, most notably the development and expansion of AI. In the team’s view, despite continued strong fundamentals and thesis-affirming guidance across the portfolio, the period closed with an abrupt market pivot away from those higher expectation secular growth opportunities, with that rotation materially impacting the Fund over the last three months.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the IT, Consumer Staples and Communication Services sectors

  Investments in the Financials, Energy and Health Care sectors

  Sentiment headwinds associated with a late-period market rotation away from the AI-ecosystem and an increasingly “hawkish” U.S. Federal Reserve

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class C (including sales charge) $25,458	Russell 3000® Index $39,898	Russell Midcap® Growth Index $31,238	Russell Midcap® Index $30,144
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$11,469	$11,606	$11,452	$11,244
8/31/18	$14,393	$13,956	$14,322	$13,256
8/31/19	$14,956	$14,139	$15,176	$13,328
8/31/20	$18,063	$17,171	$18,751	$14,492
8/31/21	$24,281	$22,845	$25,346	$20,467
8/31/22	$18,049	$19,810	$18,581	$17,434
8/31/23	$18,676	$22,734	$20,997	$18,894
8/31/24	$22,244	$28,677	$25,000	$22,703
8/31/25	$27,205	$33,220	$31,606	$25,559
8/31/26	$25,458	$39,898	$31,238	$30,144

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class C (at NAV)	(6.42)%	0.95%	9.80%
Class C (including sales charge)	(7.18)%	0.95%	9.80%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell Midcap® Growth Index	(1.16)%	4.27%	12.06%
Russell Midcap® Index	17.94%	8.05%	11.67%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 2,148,561,073
Holdings Count | Holding		80
Advisory Fees Paid, Amount		$ 9,914,295
InvestmentCompanyPortfolioTurnover		231.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,148,561,073
Number of Portfolio Holdings	80
Portfolio Turnover Rate	231%
Total Investment Advisory Fees Paid	$9,914,295

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	32.2%
Industrials	19.8%
Health Care	12.6%
Consumer Discretionary	11.2%
Financials	8.0%
Energy	5.2%
Consumer Staples	2.9%
Communication Services	2.2%
Materials	1.5%
Exchange-Traded Funds	3.3%
Short-Term Investments	1.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Snowflake, Inc.	3.7%
iShares Russell Mid-Cap Growth ETF	3.3%
Cloudflare, Inc. Class A	3.2%
Targa Resources Corp.	2.8%
Datadog, Inc. Class A	2.7%
Robinhood Markets, Inc. Class A	2.6%
Lumentum Holdings, Inc.	2.6%
Fastenal Co.	2.2%
Teradyne, Inc.	2.1%
W.W. Grainger, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000077164
Shareholder Report [Line Items]
Fund Name		Mid Cap Growth Fund
Class Name		Class R3
Trading Symbol		NMGRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/MidCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$125	1.29%

Expenses Paid, Amount		$ 125
Expense Ratio, Percent		1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Over the year, the Fund delivered a negative total return that lagged its benchmark, the Russell Midcap® Growth Index (the Index), which was also negative. Both the period and our portfolio holdings were largely defined by secular growth trends, most notably the development and expansion of AI. In the team’s view, despite continued strong fundamentals and thesis-affirming guidance across the portfolio, the period closed with an abrupt market pivot away from those higher expectation secular growth opportunities, with that rotation materially impacting the Fund over the last three months.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the IT, Consumer Staples and Communication Services sectors

  Investments in the Financials, Energy and Health Care sectors

  Sentiment headwinds associated with a late-period market rotation away from the AI-ecosystem and an increasingly “hawkish” U.S. Federal Reserve

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R3 $26,753	Russell 3000® Index $39,898	Russell Midcap® Growth Index $31,238	Russell Midcap® Index $30,144
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$11,530	$11,606	$11,452	$11,244
8/31/18	$14,541	$13,956	$14,322	$13,256
8/31/19	$15,183	$14,139	$15,176	$13,328
8/31/20	$18,425	$17,171	$18,751	$14,492
8/31/21	$24,879	$22,845	$25,346	$20,467
8/31/22	$18,597	$19,810	$18,581	$17,434
8/31/23	$19,330	$22,734	$20,997	$18,894
8/31/24	$23,144	$28,677	$25,000	$22,703
8/31/25	$28,434	$33,220	$31,606	$25,559
8/31/26	$26,753	$39,898	$31,238	$30,144

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R3	(5.91)%	1.46%	10.34%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell Midcap® Growth Index	(1.16)%	4.27%	12.06%
Russell Midcap® Index	17.94%	8.05%	11.67%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 2,148,561,073
Holdings Count | Holding		80
Advisory Fees Paid, Amount		$ 9,914,295
InvestmentCompanyPortfolioTurnover		231.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,148,561,073
Number of Portfolio Holdings	80
Portfolio Turnover Rate	231%
Total Investment Advisory Fees Paid	$9,914,295

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	32.2%
Industrials	19.8%
Health Care	12.6%
Consumer Discretionary	11.2%
Financials	8.0%
Energy	5.2%
Consumer Staples	2.9%
Communication Services	2.2%
Materials	1.5%
Exchange-Traded Funds	3.3%
Short-Term Investments	1.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Snowflake, Inc.	3.7%
iShares Russell Mid-Cap Growth ETF	3.3%
Cloudflare, Inc. Class A	3.2%
Targa Resources Corp.	2.8%
Datadog, Inc. Class A	2.7%
Robinhood Markets, Inc. Class A	2.6%
Lumentum Holdings, Inc.	2.6%
Fastenal Co.	2.2%
Teradyne, Inc.	2.1%
W.W. Grainger, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapGrowth/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapGrowth/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000125073
Shareholder Report [Line Items]
Fund Name		Mid Cap Growth Fund
Class Name		Class R6
Trading Symbol		NRMGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/MidCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$55	0.56%

Expenses Paid, Amount		$ 55
Expense Ratio, Percent		0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Over the year, the Fund delivered a negative total return that lagged its benchmark, the Russell Midcap® Growth Index (the Index), which was also negative. Both the period and our portfolio holdings were largely defined by secular growth trends, most notably the development and expansion of AI. In the team’s view, despite continued strong fundamentals and thesis-affirming guidance across the portfolio, the period closed with an abrupt market pivot away from those higher expectation secular growth opportunities, with that rotation materially impacting the Fund over the last three months.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the IT, Consumer Staples and Communication Services sectors

  Investments in the Financials, Energy and Health Care sectors

  Sentiment headwinds associated with a late-period market rotation away from the AI-ecosystem and an increasingly “hawkish” U.S. Federal Reserve

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R6 $28,755	Russell 3000® Index $39,898	Russell Midcap® Growth Index $31,238	Russell Midcap® Index $30,144
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$11,613	$11,606	$11,452	$11,244
8/31/18	$14,748	$13,956	$14,322	$13,256
8/31/19	$15,515	$14,139	$15,176	$13,328
8/31/20	$18,971	$17,171	$18,751	$14,492
8/31/21	$25,798	$22,845	$25,346	$20,467
8/31/22	$19,423	$19,810	$18,581	$17,434
8/31/23	$20,332	$22,734	$20,997	$18,894
8/31/24	$24,529	$28,677	$25,000	$22,703
8/31/25	$30,350	$33,220	$31,606	$25,559
8/31/26	$28,755	$39,898	$31,238	$30,144

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R6	(5.26)%	2.19%	11.14%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell Midcap® Growth Index	(1.16)%	4.27%	12.06%
Russell Midcap® Index	17.94%	8.05%	11.67%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 2,148,561,073
Holdings Count | Holding		80
Advisory Fees Paid, Amount		$ 9,914,295
InvestmentCompanyPortfolioTurnover		231.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,148,561,073
Number of Portfolio Holdings	80
Portfolio Turnover Rate	231%
Total Investment Advisory Fees Paid	$9,914,295

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	32.2%
Industrials	19.8%
Health Care	12.6%
Consumer Discretionary	11.2%
Financials	8.0%
Energy	5.2%
Consumer Staples	2.9%
Communication Services	2.2%
Materials	1.5%
Exchange-Traded Funds	3.3%
Short-Term Investments	1.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Snowflake, Inc.	3.7%
iShares Russell Mid-Cap Growth ETF	3.3%
Cloudflare, Inc. Class A	3.2%
Targa Resources Corp.	2.8%
Datadog, Inc. Class A	2.7%
Robinhood Markets, Inc. Class A	2.6%
Lumentum Holdings, Inc.	2.6%
Fastenal Co.	2.2%
Teradyne, Inc.	2.1%
W.W. Grainger, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapGrowth/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapGrowth/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000021347
Shareholder Report [Line Items]
Fund Name		Mid Cap Intrinsic Value Fund
Class Name		Investor Class
Trading Symbol		NBRVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/MidCapIntrinsic/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$107	0.96%

Expenses Paid, Amount		$ 107
Expense Ratio, Percent		0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s performance for the year was helped most by its exposure to companies benefiting from the massive capital spending on data centers for AI applications and the associated demand for power, memory and connectivity. On the negative side, the laggards were impacted by a combination of management missteps, fear of potential AI disruption and financial leverage.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Materials and Consumer Staples

  Exposure to companies benefiting from AI

  Investments in Energy and Industrials

  Overweight in Consumer Discretionary versus the Russell Midcap® Value Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Investor Class $22,111	Russell 3000® Index $39,898	Russell Midcap® Value Index $27,221	Russell Midcap® Index $30,144
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$11,719	$11,606	$11,082	$11,244
8/31/18	$13,148	$13,956	$12,485	$13,256
8/31/19	$11,442	$14,139	$12,094	$13,328
8/31/20	$9,600	$17,171	$11,937	$14,492
8/31/21	$14,793	$22,845	$17,248	$20,467
8/31/22	$14,250	$19,810	$15,903	$17,434
8/31/23	$14,803	$22,734	$16,802	$18,894
8/31/24	$16,991	$28,677	$20,193	$22,703
8/31/25	$18,070	$33,220	$21,856	$25,559
8/31/26	$22,111	$39,898	$27,221	$30,144

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Investor Class	22.36%	8.37%	8.26%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell Midcap® Value Index	24.55%	9.56%	10.53%
Russell Midcap® Index	17.94%	8.05%	11.67%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 54,428,606
Holdings Count | Holding		68
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$54,428,606
Number of Portfolio Holdings	68
Portfolio Turnover Rate	53%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	30.7%
Industrials	17.4%
Health Care	10.7%
Financials	9.5%
Utilities	7.5%
Consumer Discretionary	7.5%
Energy	5.3%
Real Estate	3.8%
Consumer Staples	3.4%
Communication Services	2.7%
Materials	1.1%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
IQVIA Holdings, Inc.	3.1%
Ryan Specialty Holdings, Inc.	2.9%
Intel Corp.	2.5%
Williams Cos., Inc.	2.4%
Magnum Ice Cream Co. NV	2.4%
Wix.com Ltd.	2.3%
Gitlab, Inc. Class A	2.3%
Teledyne Technologies, Inc.	2.2%
Varonis Systems, Inc.	2.2%
Bio-Rad Laboratories, Inc. Class A	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapIntrinsic/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapIntrinsic/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000021348
Shareholder Report [Line Items]
Fund Name		Mid Cap Intrinsic Value Fund
Class Name		Trust Class
Trading Symbol		NBREX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/MidCapIntrinsic/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$133	1.20%

Expenses Paid, Amount		$ 133
Expense Ratio, Percent		1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s performance for the year was helped most by its exposure to companies benefiting from the massive capital spending on data centers for AI applications and the associated demand for power, memory and connectivity. On the negative side, the laggards were impacted by a combination of management missteps, fear of potential AI disruption and financial leverage.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Materials and Consumer Staples

  Exposure to companies benefiting from AI

  Investments in Energy and Industrials

  Overweight in Consumer Discretionary versus the Russell Midcap® Value Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Trust Class $21,685	Russell 3000® Index $39,898	Russell Midcap® Value Index $27,221	Russell Midcap® Index $30,144
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$11,685	$11,606	$11,082	$11,244
8/31/18	$13,107	$13,956	$12,485	$13,256
8/31/19	$11,398	$14,139	$12,094	$13,328
8/31/20	$9,545	$17,171	$11,937	$14,492
8/31/21	$14,686	$22,845	$17,248	$20,467
8/31/22	$14,113	$19,810	$15,903	$17,434
8/31/23	$14,629	$22,734	$16,802	$18,894
8/31/24	$16,749	$28,677	$20,193	$22,703
8/31/25	$17,771	$33,220	$21,856	$25,559
8/31/26	$21,685	$39,898	$27,221	$30,144

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Trust Class	22.03%	8.11%	8.05%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell Midcap® Value Index	24.55%	9.56%	10.53%
Russell Midcap® Index	17.94%	8.05%	11.67%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 54,428,606
Holdings Count | Holding		68
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$54,428,606
Number of Portfolio Holdings	68
Portfolio Turnover Rate	53%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	30.7%
Industrials	17.4%
Health Care	10.7%
Financials	9.5%
Utilities	7.5%
Consumer Discretionary	7.5%
Energy	5.3%
Real Estate	3.8%
Consumer Staples	3.4%
Communication Services	2.7%
Materials	1.1%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
IQVIA Holdings, Inc.	3.1%
Ryan Specialty Holdings, Inc.	2.9%
Intel Corp.	2.5%
Williams Cos., Inc.	2.4%
Magnum Ice Cream Co. NV	2.4%
Wix.com Ltd.	2.3%
Gitlab, Inc. Class A	2.3%
Teledyne Technologies, Inc.	2.2%
Varonis Systems, Inc.	2.2%
Bio-Rad Laboratories, Inc. Class A	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapIntrinsic/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapIntrinsic/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000027737
Shareholder Report [Line Items]
Fund Name		Mid Cap Intrinsic Value Fund
Class Name		Institutional Class
Trading Symbol		NBRTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/MidCapIntrinsic/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$95	0.85%

Expenses Paid, Amount		$ 95
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s performance for the year was helped most by its exposure to companies benefiting from the massive capital spending on data centers for AI applications and the associated demand for power, memory and connectivity. On the negative side, the laggards were impacted by a combination of management missteps, fear of potential AI disruption and financial leverage.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Materials and Consumer Staples

  Exposure to companies benefiting from AI

  Investments in Energy and Industrials

  Overweight in Consumer Discretionary versus the Russell Midcap® Value Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

Table Summary
	Institutional Class $2,251,500	Russell 3000® Index $3,989,800	Russell Midcap® Value Index $2,722,100	Russell Midcap® Index $3,014,400
8/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/31/17	$1,174,000	$1,160,600	$1,108,200	$1,124,400
8/31/18	$1,321,900	$1,395,600	$1,248,500	$1,325,600
8/31/19	$1,154,000	$1,413,900	$1,209,400	$1,332,800
8/31/20	$970,700	$1,717,100	$1,193,700	$1,449,200
8/31/21	$1,498,200	$2,284,500	$1,724,800	$2,046,700
8/31/22	$1,445,100	$1,981,000	$1,590,300	$1,743,400
8/31/23	$1,502,800	$2,273,400	$1,680,200	$1,889,400
8/31/24	$1,726,500	$2,867,700	$2,019,300	$2,270,300
8/31/25	$1,838,900	$3,322,000	$2,185,600	$2,555,900
8/31/26	$2,251,500	$3,989,800	$2,722,100	$3,014,400

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Institutional Class	22.44%	8.49%	8.45%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell Midcap® Value Index	24.55%	9.56%	10.53%
Russell Midcap® Index	17.94%	8.05%	11.67%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 54,428,606
Holdings Count | Holding		68
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$54,428,606
Number of Portfolio Holdings	68
Portfolio Turnover Rate	53%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	30.7%
Industrials	17.4%
Health Care	10.7%
Financials	9.5%
Utilities	7.5%
Consumer Discretionary	7.5%
Energy	5.3%
Real Estate	3.8%
Consumer Staples	3.4%
Communication Services	2.7%
Materials	1.1%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
IQVIA Holdings, Inc.	3.1%
Ryan Specialty Holdings, Inc.	2.9%
Intel Corp.	2.5%
Williams Cos., Inc.	2.4%
Magnum Ice Cream Co. NV	2.4%
Wix.com Ltd.	2.3%
Gitlab, Inc. Class A	2.3%
Teledyne Technologies, Inc.	2.2%
Varonis Systems, Inc.	2.2%
Bio-Rad Laboratories, Inc. Class A	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapIntrinsic/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapIntrinsic/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000090009
Shareholder Report [Line Items]
Fund Name		Mid Cap Intrinsic Value Fund
Class Name		Class A
Trading Symbol		NBRAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/MidCapIntrinsic/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.21%

Expenses Paid, Amount		$ 134
Expense Ratio, Percent		1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s performance for the year was helped most by its exposure to companies benefiting from the massive capital spending on data centers for AI applications and the associated demand for power, memory and connectivity. On the negative side, the laggards were impacted by a combination of management missteps, fear of potential AI disruption and financial leverage.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Materials and Consumer Staples

  Exposure to companies benefiting from AI

  Investments in Energy and Industrials

  Overweight in Consumer Discretionary versus the Russell Midcap® Value Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class A (including sales charge) $20,468	Russell 3000® Index $39,898	Russell Midcap® Value Index $27,221	Russell Midcap® Index $30,144
8/31/16	$9,425	$10,000	$10,000	$10,000
8/31/17	$11,022	$11,606	$11,082	$11,244
8/31/18	$12,369	$13,956	$12,485	$13,256
8/31/19	$10,758	$14,139	$12,094	$13,328
8/31/20	$9,018	$17,171	$11,937	$14,492
8/31/21	$13,865	$22,845	$17,248	$20,467
8/31/22	$13,327	$19,810	$15,903	$17,434
8/31/23	$13,813	$22,734	$16,802	$18,894
8/31/24	$15,812	$28,677	$20,193	$22,703
8/31/25	$16,778	$33,220	$21,856	$25,559
8/31/26	$20,468	$39,898	$27,221	$30,144

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class A (at NAV)	21.99%	8.10%	8.06%
Class A (including sales charge)	14.96%	6.83%	7.43%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell Midcap® Value Index	24.55%	9.56%	10.53%
Russell Midcap® Index	17.94%	8.05%	11.67%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 54,428,606
Holdings Count | Holding		68
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$54,428,606
Number of Portfolio Holdings	68
Portfolio Turnover Rate	53%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	30.7%
Industrials	17.4%
Health Care	10.7%
Financials	9.5%
Utilities	7.5%
Consumer Discretionary	7.5%
Energy	5.3%
Real Estate	3.8%
Consumer Staples	3.4%
Communication Services	2.7%
Materials	1.1%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
IQVIA Holdings, Inc.	3.1%
Ryan Specialty Holdings, Inc.	2.9%
Intel Corp.	2.5%
Williams Cos., Inc.	2.4%
Magnum Ice Cream Co. NV	2.4%
Wix.com Ltd.	2.3%
Gitlab, Inc. Class A	2.3%
Teledyne Technologies, Inc.	2.2%
Varonis Systems, Inc.	2.2%
Bio-Rad Laboratories, Inc. Class A	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapIntrinsic/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapIntrinsic/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000090010
Shareholder Report [Line Items]
Fund Name		Mid Cap Intrinsic Value Fund
Class Name		Class C
Trading Symbol		NBRCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/MidCapIntrinsic/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$217	1.96%

Expenses Paid, Amount		$ 217
Expense Ratio, Percent		1.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s performance for the year was helped most by its exposure to companies benefiting from the massive capital spending on data centers for AI applications and the associated demand for power, memory and connectivity. On the negative side, the laggards were impacted by a combination of management missteps, fear of potential AI disruption and financial leverage.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Materials and Consumer Staples

  Exposure to companies benefiting from AI

  Investments in Energy and Industrials

  Overweight in Consumer Discretionary versus the Russell Midcap® Value Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class C (including sales charge) $20,151	Russell 3000® Index $39,898	Russell Midcap® Value Index $27,221	Russell Midcap® Index $30,144
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$11,609	$11,606	$11,082	$11,244
8/31/18	$12,929	$13,956	$12,485	$13,256
8/31/19	$11,158	$14,139	$12,094	$13,328
8/31/20	$9,282	$17,171	$11,937	$14,492
8/31/21	$14,173	$22,845	$17,248	$20,467
8/31/22	$13,517	$19,810	$15,903	$17,434
8/31/23	$13,903	$22,734	$16,802	$18,894
8/31/24	$15,795	$28,677	$20,193	$22,703
8/31/25	$16,636	$33,220	$21,856	$25,559
8/31/26	$20,151	$39,898	$27,221	$30,144

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class C (at NAV)	21.13%	7.29%	7.26%
Class C (including sales charge)	20.13%	7.29%	7.26%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell Midcap® Value Index	24.55%	9.56%	10.53%
Russell Midcap® Index	17.94%	8.05%	11.67%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 54,428,606
Holdings Count | Holding		68
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$54,428,606
Number of Portfolio Holdings	68
Portfolio Turnover Rate	53%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	30.7%
Industrials	17.4%
Health Care	10.7%
Financials	9.5%
Utilities	7.5%
Consumer Discretionary	7.5%
Energy	5.3%
Real Estate	3.8%
Consumer Staples	3.4%
Communication Services	2.7%
Materials	1.1%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
IQVIA Holdings, Inc.	3.1%
Ryan Specialty Holdings, Inc.	2.9%
Intel Corp.	2.5%
Williams Cos., Inc.	2.4%
Magnum Ice Cream Co. NV	2.4%
Wix.com Ltd.	2.3%
Gitlab, Inc. Class A	2.3%
Teledyne Technologies, Inc.	2.2%
Varonis Systems, Inc.	2.2%
Bio-Rad Laboratories, Inc. Class A	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapIntrinsic/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapIntrinsic/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000090011
Shareholder Report [Line Items]
Fund Name		Mid Cap Intrinsic Value Fund
Class Name		Class R3
Trading Symbol		NBRRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/MidCapIntrinsic/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$162	1.46%

Expenses Paid, Amount		$ 162
Expense Ratio, Percent		1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s performance for the year was helped most by its exposure to companies benefiting from the massive capital spending on data centers for AI applications and the associated demand for power, memory and connectivity. On the negative side, the laggards were impacted by a combination of management missteps, fear of potential AI disruption and financial leverage.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Materials and Consumer Staples

  Exposure to companies benefiting from AI

  Investments in Energy and Industrials

  Overweight in Consumer Discretionary versus the Russell Midcap® Value Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R3 $21,173	Russell 3000® Index $39,898	Russell Midcap® Value Index $27,221	Russell Midcap® Index $30,144
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$11,662	$11,606	$11,082	$11,244
8/31/18	$13,051	$13,956	$12,485	$13,256
8/31/19	$11,327	$14,139	$12,094	$13,328
8/31/20	$9,467	$17,171	$11,937	$14,492
8/31/21	$14,524	$22,845	$17,248	$20,467
8/31/22	$13,927	$19,810	$15,903	$17,434
8/31/23	$14,394	$22,734	$16,802	$18,894
8/31/24	$16,436	$28,677	$20,193	$22,703
8/31/25	$17,400	$33,220	$21,856	$25,559
8/31/26	$21,173	$39,898	$27,221	$30,144

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R3	21.68%	7.83%	7.79%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell Midcap® Value Index	24.55%	9.56%	10.53%
Russell Midcap® Index	17.94%	8.05%	11.67%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 54,428,606
Holdings Count | Holding		68
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$54,428,606
Number of Portfolio Holdings	68
Portfolio Turnover Rate	53%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	30.7%
Industrials	17.4%
Health Care	10.7%
Financials	9.5%
Utilities	7.5%
Consumer Discretionary	7.5%
Energy	5.3%
Real Estate	3.8%
Consumer Staples	3.4%
Communication Services	2.7%
Materials	1.1%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
IQVIA Holdings, Inc.	3.1%
Ryan Specialty Holdings, Inc.	2.9%
Intel Corp.	2.5%
Williams Cos., Inc.	2.4%
Magnum Ice Cream Co. NV	2.4%
Wix.com Ltd.	2.3%
Gitlab, Inc. Class A	2.3%
Teledyne Technologies, Inc.	2.2%
Varonis Systems, Inc.	2.2%
Bio-Rad Laboratories, Inc. Class A	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapIntrinsic/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapIntrinsic/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000210976
Shareholder Report [Line Items]
Fund Name		Mid Cap Intrinsic Value Fund
Class Name		Class R6
Trading Symbol		NBMRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/MidCapIntrinsic/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$83	0.75%

Expenses Paid, Amount		$ 83
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s performance for the year was helped most by its exposure to companies benefiting from the massive capital spending on data centers for AI applications and the associated demand for power, memory and connectivity. On the negative side, the laggards were impacted by a combination of management missteps, fear of potential AI disruption and financial leverage.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Materials and Consumer Staples

  Exposure to companies benefiting from AI

  Investments in Energy and Industrials

  Overweight in Consumer Discretionary versus the Russell Midcap® Value Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R6 $22,514	Russell 3000® Index $39,898	Russell Midcap® Value Index $27,221	Russell Midcap® Index $30,144
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$11,719	$11,606	$11,082	$11,244
8/31/18	$13,148	$13,956	$12,485	$13,256
8/31/19	$11,465	$14,139	$12,094	$13,328
8/31/20	$9,654	$17,171	$11,937	$14,492
8/31/21	$14,911	$22,845	$17,248	$20,467
8/31/22	$14,400	$19,810	$15,903	$17,434
8/31/23	$14,992	$22,734	$16,802	$18,894
8/31/24	$17,238	$28,677	$20,193	$22,703
8/31/25	$18,369	$33,220	$21,856	$25,559
8/31/26	$22,514	$39,898	$27,221	$30,144

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R6	22.56%	8.59%	8.45%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell Midcap® Value Index	24.55%	9.56%	10.53%
Russell Midcap® Index	17.94%	8.05%	11.67%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  The performance prior to Class R6's inception date of March 29, 2019 is that of the Fund's Investor Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 54,428,606
Holdings Count | Holding		68
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$54,428,606
Number of Portfolio Holdings	68
Portfolio Turnover Rate	53%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	30.7%
Industrials	17.4%
Health Care	10.7%
Financials	9.5%
Utilities	7.5%
Consumer Discretionary	7.5%
Energy	5.3%
Real Estate	3.8%
Consumer Staples	3.4%
Communication Services	2.7%
Materials	1.1%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
IQVIA Holdings, Inc.	3.1%
Ryan Specialty Holdings, Inc.	2.9%
Intel Corp.	2.5%
Williams Cos., Inc.	2.4%
Magnum Ice Cream Co. NV	2.4%
Wix.com Ltd.	2.3%
Gitlab, Inc. Class A	2.3%
Teledyne Technologies, Inc.	2.2%
Varonis Systems, Inc.	2.2%
Bio-Rad Laboratories, Inc. Class A	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapIntrinsic/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MidCapIntrinsic/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000082272
Shareholder Report [Line Items]
Fund Name		Multi-Cap Opportunities Fund
Class Name		Institutional Class
Trading Symbol		NMULX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/MultiCapOpportunities/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/MultiCapOpportunities/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	0.88%

Expenses Paid, Amount		$ 93
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund generated strong performance for the year. U.S. equities were supported by AI trends, moderating tariff headwinds, and robust corporate earnings growth. The Fund generated positive total returns in 8 of 10 sectors (the Fund had no Real Estate exposure), with 7 sectors achieving double-digit gains. The Materials sector detracted. Several non-benchmark holdings were among the top performers, which we believe demonstrated the benefit of the Fund's active approach.

Performance Attribution

Top Contributors

Top Detractors

  Investments within Consumer Discretionary, Industrials, and IT sectors

  Select holdings within the Energy and Materials sectors

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

Table Summary
	Institutional Class $3,371,100	S&P 500® Index $4,179,300
8/31/16	$1,000,000	$1,000,000
8/31/17	$1,202,700	$1,162,300
8/31/18	$1,433,000	$1,390,900
8/31/19	$1,474,800	$1,431,500
8/31/20	$1,625,700	$1,745,500
8/31/21	$2,214,800	$2,289,500
8/31/22	$1,890,200	$2,032,500
8/31/23	$2,132,300	$2,356,600
8/31/24	$2,677,400	$2,996,000
8/31/25	$3,002,700	$3,471,800
8/31/26	$3,371,100	$4,179,300

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Institutional Class	12.27%	8.76%	12.92%
S&P 500® Index	20.38%	12.79%	15.37%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 251,038,500
Holdings Count | Holding		47
Advisory Fees Paid, Amount		$ 811,136
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$251,038,500
Number of Portfolio Holdings	47
Portfolio Turnover Rate	40%
Total Investment Advisory Fees Paid	$811,136

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	26.2%
Financials	22.1%
Industrials	14.1%
Consumer Discretionary	12.7%
Communication Services	5.1%
Consumer Staples	4.3%
Utilities	4.1%
Health Care	4.1%
Materials	3.1%
Energy	2.5%
Short-Term Investments	1.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	6.6%
Microsoft Corp.	5.8%
Apple, Inc.	5.2%
Alphabet, Inc. Class C	5.1%
Berkshire Hathaway, Inc. Class B	4.4%
General Motors Co.	3.3%
Brookfield Corp.	3.2%
Broadcom, Inc.	2.9%
JPMorgan Chase & Co.	2.7%
Amazon.com, Inc.	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MultiCapOpportunities/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MultiCapOpportunities/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000082270
Shareholder Report [Line Items]
Fund Name		Multi-Cap Opportunities Fund
Class Name		Class A
Trading Symbol		NMUAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/MultiCapOpportunities/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/MultiCapOpportunities/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.26%

Expenses Paid, Amount		$ 133
Expense Ratio, Percent		1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund generated strong performance for the year. U.S. equities were supported by AI trends, moderating tariff headwinds, and robust corporate earnings growth. The Fund generated positive total returns in 8 of 10 sectors (the Fund had no Real Estate exposure), with 7 sectors achieving double-digit gains. The Materials sector detracted. Several non-benchmark holdings were among the top performers, which we believe demonstrated the benefit of the Fund's active approach.

Performance Attribution

Top Contributors

Top Detractors

  Investments within Consumer Discretionary, Industrials, and IT sectors

  Select holdings within the Energy and Materials sectors

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class A (including sales charge) $30,633	S&P 500® Index $41,793
8/31/16	$9,425	$10,000
8/31/17	$11,298	$11,623
8/31/18	$13,413	$13,909
8/31/19	$13,753	$14,315
8/31/20	$15,105	$17,455
8/31/21	$20,496	$22,895
8/31/22	$17,438	$20,325
8/31/23	$19,596	$23,566
8/31/24	$24,525	$29,960
8/31/25	$27,383	$34,718
8/31/26	$30,633	$41,793

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class A (at NAV)	11.87%	8.37%	12.51%
Class A (including sales charge)	5.40%	7.09%	11.85%
S&P 500® Index	20.38%	12.79%	15.37%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 251,038,500
Holdings Count | Holding		47
Advisory Fees Paid, Amount		$ 811,136
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$251,038,500
Number of Portfolio Holdings	47
Portfolio Turnover Rate	40%
Total Investment Advisory Fees Paid	$811,136

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	26.2%
Financials	22.1%
Industrials	14.1%
Consumer Discretionary	12.7%
Communication Services	5.1%
Consumer Staples	4.3%
Utilities	4.1%
Health Care	4.1%
Materials	3.1%
Energy	2.5%
Short-Term Investments	1.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	6.6%
Microsoft Corp.	5.8%
Apple, Inc.	5.2%
Alphabet, Inc. Class C	5.1%
Berkshire Hathaway, Inc. Class B	4.4%
General Motors Co.	3.3%
Brookfield Corp.	3.2%
Broadcom, Inc.	2.9%
JPMorgan Chase & Co.	2.7%
Amazon.com, Inc.	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MultiCapOpportunities/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MultiCapOpportunities/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000082271
Shareholder Report [Line Items]
Fund Name		Multi-Cap Opportunities Fund
Class Name		Class C
Trading Symbol		NMUCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/MultiCapOpportunities/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/MultiCapOpportunities/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$211	2.00%

Expenses Paid, Amount		$ 211
Expense Ratio, Percent		2.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund generated strong performance for the year. U.S. equities were supported by AI trends, moderating tariff headwinds, and robust corporate earnings growth. The Fund generated positive total returns in 8 of 10 sectors (the Fund had no Real Estate exposure), with 7 sectors achieving double-digit gains. The Materials sector detracted. Several non-benchmark holdings were among the top performers, which we believe demonstrated the benefit of the Fund's active approach.

Performance Attribution

Top Contributors

Top Detractors

  Investments within Consumer Discretionary, Industrials, and IT sectors

  Select holdings within the Energy and Materials sectors

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class C (including sales charge) $30,168	S&P 500® Index $41,793
8/31/16	$10,000	$10,000
8/31/17	$11,895	$11,623
8/31/18	$14,016	$13,909
8/31/19	$14,265	$14,315
8/31/20	$15,555	$17,455
8/31/21	$20,946	$22,895
8/31/22	$17,682	$20,325
8/31/23	$19,738	$23,566
8/31/24	$24,514	$29,960
8/31/25	$27,185	$34,718
8/31/26	$30,168	$41,793

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class C (at NAV)	10.97%	7.57%	11.67%
Class C (including sales charge)	9.97%	7.57%	11.67%
S&P 500® Index	20.38%	12.79%	15.37%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 251,038,500
Holdings Count | Holding		47
Advisory Fees Paid, Amount		$ 811,136
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$251,038,500
Number of Portfolio Holdings	47
Portfolio Turnover Rate	40%
Total Investment Advisory Fees Paid	$811,136

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	26.2%
Financials	22.1%
Industrials	14.1%
Consumer Discretionary	12.7%
Communication Services	5.1%
Consumer Staples	4.3%
Utilities	4.1%
Health Care	4.1%
Materials	3.1%
Energy	2.5%
Short-Term Investments	1.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	6.6%
Microsoft Corp.	5.8%
Apple, Inc.	5.2%
Alphabet, Inc. Class C	5.1%
Berkshire Hathaway, Inc. Class B	4.4%
General Motors Co.	3.3%
Brookfield Corp.	3.2%
Broadcom, Inc.	2.9%
JPMorgan Chase & Co.	2.7%
Amazon.com, Inc.	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MultiCapOpportunities/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MultiCapOpportunities/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000228874
Shareholder Report [Line Items]
Fund Name		Multi-Cap Opportunities Fund
Class Name		Class E
Trading Symbol		NMUEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/MultiCapOpportunities/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/MultiCapOpportunities/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$14	0.13%

Expenses Paid, Amount		$ 14
Expense Ratio, Percent		0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund generated strong performance for the year. U.S. equities were supported by AI trends, moderating tariff headwinds, and robust corporate earnings growth. The Fund generated positive total returns in 8 of 10 sectors (the Fund had no Real Estate exposure), with 7 sectors achieving double-digit gains. The Materials sector detracted. Several non-benchmark holdings were among the top performers, which we believe demonstrated the benefit of the Fund's active approach.

Performance Attribution

Top Contributors

Top Detractors

  Investments within Consumer Discretionary, Industrials, and IT sectors

  Select holdings within the Energy and Materials sectors

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class E $34,893	S&P 500® Index $41,793
8/31/16	$10,000	$10,000
8/31/17	$12,027	$11,623
8/31/18	$14,330	$13,909
8/31/19	$14,748	$14,315
8/31/20	$16,257	$17,455
8/31/21	$22,148	$22,895
8/31/22	$18,982	$20,325
8/31/23	$21,584	$23,566
8/31/24	$27,320	$29,960
8/31/25	$30,860	$34,718
8/31/26	$34,893	$41,793

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class E	13.07%	9.52%	13.31%
S&P 500® Index	20.38%	12.79%	15.37%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Institutional Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 251,038,500
Holdings Count | Holding		47
Advisory Fees Paid, Amount		$ 811,136
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$251,038,500
Number of Portfolio Holdings	47
Portfolio Turnover Rate	40%
Total Investment Advisory Fees Paid	$811,136

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	26.2%
Financials	22.1%
Industrials	14.1%
Consumer Discretionary	12.7%
Communication Services	5.1%
Consumer Staples	4.3%
Utilities	4.1%
Health Care	4.1%
Materials	3.1%
Energy	2.5%
Short-Term Investments	1.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	6.6%
Microsoft Corp.	5.8%
Apple, Inc.	5.2%
Alphabet, Inc. Class C	5.1%
Berkshire Hathaway, Inc. Class B	4.4%
General Motors Co.	3.3%
Brookfield Corp.	3.2%
Broadcom, Inc.	2.9%
JPMorgan Chase & Co.	2.7%
Amazon.com, Inc.	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MultiCapOpportunities/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/MultiCapOpportunities/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000021349
Shareholder Report [Line Items]
Fund Name		Quality Equity Fund
Class Name		Investor Class
Trading Symbol		NBSRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/QualityEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$92	0.82%

Expenses Paid, Amount		$ 92
Expense Ratio, Percent		0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund generated a positive total return for the year, outperforming its benchmark, the S&P 500® Index (the Index), largely on strong stock selection. Communication Services holdings, led by outsized gains in Alphabet, Inc., SpaceX (a long-held private investment that completed its IPO in June) and select interactive media/AI-related names, were the primary tailwind. IT detracted, driven by weakness in IT Services and Technology Hardware, Storage & Peripherals holdings. Financials also detracted due to underperformance in Financial Services and Insurance names, partially offset by strength in Capital Markets holdings.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within the Communication Services sector, led by mega-cap tech and AI-related names

  An overweight to Communication Services versus the Index

  Stock selection within the IT sector, in the IT Services and Technology Hardware, Storage & Peripherals industries

  An overweight to Financials versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Investor Class $38,424	S&P 500® Index $41,793
8/31/16	$10,000	$10,000
8/31/17	$11,354	$11,623
8/31/18	$13,438	$13,909
8/31/19	$13,076	$14,315
8/31/20	$15,183	$17,455
8/31/21	$20,413	$22,895
8/31/22	$17,617	$20,325
8/31/23	$20,214	$23,566
8/31/24	$26,600	$29,960
8/31/25	$30,593	$34,718
8/31/26	$38,424	$41,793

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Investor Class	25.60%	13.49%	14.41%
S&P 500® Index	20.38%	12.79%	15.37%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 4,760,388,479
Holdings Count | Holding		48
Advisory Fees Paid, Amount		$ 13,428,796
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$4,760,388,479
Number of Portfolio Holdings	48
Portfolio Turnover Rate	15%
Total Investment Advisory Fees Paid	$13,428,796

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	33.4%
Communication Services	17.7%
Financials	16.8%
Health Care	12.1%
Consumer Discretionary	11.0%
Industrials	4.6%
Energy	0.8%
Consumer Staples	0.7%
Materials	0.2%
Exchange-Traded Funds	2.4%
Short-Term Investments	0.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	9.9%
Amazon.com, Inc.	9.0%
Alphabet, Inc. Class A	8.5%
Space Exploration Technologies Corp.	5.3%
Applied Materials, Inc.	5.0%
Apple, Inc.	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
Interactive Brokers Group, Inc. Class A	4.6%
Berkshire Hathaway, Inc. Class B	4.3%
Microsoft Corp.	4.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/QualityEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Effective March 27, 2026, the Fund's principal investment strategies added the ability to invest in exchange-traded funds along with the accompanying principal investment risk.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Material Fund Change Strategies [Text Block]		Effective March 27, 2026, the Fund's principal investment strategies added the ability to invest in exchange-traded funds along with the accompanying principal investment risk.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/QualityEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000021350
Shareholder Report [Line Items]
Fund Name		Quality Equity Fund
Class Name		Trust Class
Trading Symbol		NBSTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/QualityEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$113	1.00%

Expenses Paid, Amount		$ 113
Expense Ratio, Percent		1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund generated a positive total return for the year, outperforming its benchmark, the S&P 500® Index (the Index), largely on strong stock selection. Communication Services holdings, led by outsized gains in Alphabet, Inc., SpaceX (a long-held private investment that completed its IPO in June) and select interactive media/AI-related names, were the primary tailwind. IT detracted, driven by weakness in IT Services and Technology Hardware, Storage & Peripherals holdings. Financials also detracted due to underperformance in Financial Services and Insurance names, partially offset by strength in Capital Markets holdings.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within the Communication Services sector, led by mega-cap tech and AI-related names

  An overweight to Communication Services versus the Index

  Stock selection within the IT sector, in the IT Services and Technology Hardware, Storage & Peripherals industries

  An overweight to Financials versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Trust Class $37,780	S&P 500® Index $41,793
8/31/16	$10,000	$10,000
8/31/17	$11,341	$11,623
8/31/18	$13,398	$13,909
8/31/19	$13,014	$14,315
8/31/20	$15,090	$17,455
8/31/21	$20,253	$22,895
8/31/22	$17,448	$20,325
8/31/23	$19,977	$23,566
8/31/24	$26,250	$29,960
8/31/25	$30,132	$34,718
8/31/26	$37,780	$41,793

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Trust Class	25.38%	13.28%	14.22%
S&P 500® Index	20.38%	12.79%	15.37%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 4,760,388,479
Holdings Count | Holding		48
Advisory Fees Paid, Amount		$ 13,428,796
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$4,760,388,479
Number of Portfolio Holdings	48
Portfolio Turnover Rate	15%
Total Investment Advisory Fees Paid	$13,428,796

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	33.4%
Communication Services	17.7%
Financials	16.8%
Health Care	12.1%
Consumer Discretionary	11.0%
Industrials	4.6%
Energy	0.8%
Consumer Staples	0.7%
Materials	0.2%
Exchange-Traded Funds	2.4%
Short-Term Investments	0.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	9.9%
Amazon.com, Inc.	9.0%
Alphabet, Inc. Class A	8.5%
Space Exploration Technologies Corp.	5.3%
Applied Materials, Inc.	5.0%
Apple, Inc.	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
Interactive Brokers Group, Inc. Class A	4.6%
Berkshire Hathaway, Inc. Class B	4.3%
Microsoft Corp.	4.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/QualityEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Effective March 27, 2026, the Fund's principal investment strategies added the ability to invest in exchange-traded funds along with the accompanying principal investment risk.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Material Fund Change Strategies [Text Block]		Effective March 27, 2026, the Fund's principal investment strategies added the ability to invest in exchange-traded funds along with the accompanying principal investment risk.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/QualityEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000027738
Shareholder Report [Line Items]
Fund Name		Quality Equity Fund
Class Name		Institutional Class
Trading Symbol		NBSLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/QualityEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$73	0.65%

Expenses Paid, Amount		$ 73
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund generated a positive total return for the year, outperforming its benchmark, the S&P 500® Index (the Index), largely on strong stock selection. Communication Services holdings, led by outsized gains in Alphabet, Inc., SpaceX (a long-held private investment that completed its IPO in June) and select interactive media/AI-related names, were the primary tailwind. IT detracted, driven by weakness in IT Services and Technology Hardware, Storage & Peripherals holdings. Financials also detracted due to underperformance in Financial Services and Insurance names, partially offset by strength in Capital Markets holdings.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within the Communication Services sector, led by mega-cap tech and AI-related names

  An overweight to Communication Services versus the Index

  Stock selection within the IT sector, in the IT Services and Technology Hardware, Storage & Peripherals industries

  An overweight to Financials versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

Table Summary
	Institutional Class $3,912,200	S&P 500® Index $4,179,300
8/31/16	$1,000,000	$1,000,000
8/31/17	$1,137,800	$1,162,300
8/31/18	$1,348,900	$1,390,900
8/31/19	$1,315,000	$1,431,500
8/31/20	$1,530,000	$1,745,500
8/31/21	$2,060,600	$2,289,500
8/31/22	$1,781,300	$2,032,500
8/31/23	$2,047,000	$2,356,600
8/31/24	$2,699,300	$2,996,000
8/31/25	$3,109,400	$3,471,800
8/31/26	$3,912,200	$4,179,300

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Institutional Class	25.82%	13.68%	14.62%
S&P 500® Index	20.38%	12.79%	15.37%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 4,760,388,479
Holdings Count | Holding		48
Advisory Fees Paid, Amount		$ 13,428,796
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$4,760,388,479
Number of Portfolio Holdings	48
Portfolio Turnover Rate	15%
Total Investment Advisory Fees Paid	$13,428,796

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	33.4%
Communication Services	17.7%
Financials	16.8%
Health Care	12.1%
Consumer Discretionary	11.0%
Industrials	4.6%
Energy	0.8%
Consumer Staples	0.7%
Materials	0.2%
Exchange-Traded Funds	2.4%
Short-Term Investments	0.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	9.9%
Amazon.com, Inc.	9.0%
Alphabet, Inc. Class A	8.5%
Space Exploration Technologies Corp.	5.3%
Applied Materials, Inc.	5.0%
Apple, Inc.	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
Interactive Brokers Group, Inc. Class A	4.6%
Berkshire Hathaway, Inc. Class B	4.3%
Microsoft Corp.	4.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/QualityEquity/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Effective March 27, 2026, the Fund's principal investment strategies added the ability to invest in exchange-traded funds along with the accompanying principal investment risk.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Material Fund Change Strategies [Text Block]		Effective March 27, 2026, the Fund's principal investment strategies added the ability to invest in exchange-traded funds along with the accompanying principal investment risk.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/QualityEquity/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000077156
Shareholder Report [Line Items]
Fund Name		Quality Equity Fund
Class Name		Class A
Trading Symbol		NRAAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/QualityEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	1.01%

Expenses Paid, Amount		$ 114
Expense Ratio, Percent		1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund generated a positive total return for the year, outperforming its benchmark, the S&P 500® Index (the Index), largely on strong stock selection. Communication Services holdings, led by outsized gains in Alphabet, Inc., SpaceX (a long-held private investment that completed its IPO in June) and select interactive media/AI-related names, were the primary tailwind. IT detracted, driven by weakness in IT Services and Technology Hardware, Storage & Peripherals holdings. Financials also detracted due to underperformance in Financial Services and Insurance names, partially offset by strength in Capital Markets holdings.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within the Communication Services sector, led by mega-cap tech and AI-related names

  An overweight to Communication Services versus the Index

  Stock selection within the IT sector, in the IT Services and Technology Hardware, Storage & Peripherals industries

  An overweight to Financials versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class A (including sales charge) $35,547	S&P 500® Index $41,793
8/31/16	$9,425	$10,000
8/31/17	$10,684	$11,623
8/31/18	$12,622	$13,909
8/31/19	$12,256	$14,315
8/31/20	$14,209	$17,455
8/31/21	$19,064	$22,895
8/31/22	$16,421	$20,325
8/31/23	$18,801	$23,566
8/31/24	$24,703	$29,960
8/31/25	$28,348	$34,718
8/31/26	$35,547	$41,793

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class A (at NAV)	25.39%	13.27%	14.20%
Class A (including sales charge)	18.17%	11.94%	13.52%
S&P 500® Index	20.38%	12.79%	15.37%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 4,760,388,479
Holdings Count | Holding		48
Advisory Fees Paid, Amount		$ 13,428,796
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$4,760,388,479
Number of Portfolio Holdings	48
Portfolio Turnover Rate	15%
Total Investment Advisory Fees Paid	$13,428,796

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	33.4%
Communication Services	17.7%
Financials	16.8%
Health Care	12.1%
Consumer Discretionary	11.0%
Industrials	4.6%
Energy	0.8%
Consumer Staples	0.7%
Materials	0.2%
Exchange-Traded Funds	2.4%
Short-Term Investments	0.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	9.9%
Amazon.com, Inc.	9.0%
Alphabet, Inc. Class A	8.5%
Space Exploration Technologies Corp.	5.3%
Applied Materials, Inc.	5.0%
Apple, Inc.	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
Interactive Brokers Group, Inc. Class A	4.6%
Berkshire Hathaway, Inc. Class B	4.3%
Microsoft Corp.	4.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/QualityEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Effective March 27, 2026, the Fund's principal investment strategies added the ability to invest in exchange-traded funds along with the accompanying principal investment risk.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Material Fund Change Strategies [Text Block]		Effective March 27, 2026, the Fund's principal investment strategies added the ability to invest in exchange-traded funds along with the accompanying principal investment risk.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/QualityEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000077153
Shareholder Report [Line Items]
Fund Name		Quality Equity Fund
Class Name		Class C
Trading Symbol		NRACX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/QualityEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	1.76%

Expenses Paid, Amount		$ 198
Expense Ratio, Percent		1.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund generated a positive total return for the year, outperforming its benchmark, the S&P 500® Index (the Index), largely on strong stock selection. Communication Services holdings, led by outsized gains in Alphabet, Inc., SpaceX (a long-held private investment that completed its IPO in June) and select interactive media/AI-related names, were the primary tailwind. IT detracted, driven by weakness in IT Services and Technology Hardware, Storage & Peripherals holdings. Financials also detracted due to underperformance in Financial Services and Insurance names, partially offset by strength in Capital Markets holdings.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within the Communication Services sector, led by mega-cap tech and AI-related names

  An overweight to Communication Services versus the Index

  Stock selection within the IT sector, in the IT Services and Technology Hardware, Storage & Peripherals industries

  An overweight to Financials versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class C (including sales charge) $34,999	S&P 500® Index $41,793
8/31/16	$10,000	$10,000
8/31/17	$11,253	$11,623
8/31/18	$13,195	$13,909
8/31/19	$12,718	$14,315
8/31/20	$14,633	$17,455
8/31/21	$19,490	$22,895
8/31/22	$16,665	$20,325
8/31/23	$18,938	$23,566
8/31/24	$24,693	$29,960
8/31/25	$28,125	$34,718
8/31/26	$34,999	$41,793

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class C (at NAV)	24.44%	12.42%	13.35%
Class C (including sales charge)	23.44%	12.42%	13.35%
S&P 500® Index	20.38%	12.79%	15.37%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 4,760,388,479
Holdings Count | Holding		48
Advisory Fees Paid, Amount		$ 13,428,796
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$4,760,388,479
Number of Portfolio Holdings	48
Portfolio Turnover Rate	15%
Total Investment Advisory Fees Paid	$13,428,796

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	33.4%
Communication Services	17.7%
Financials	16.8%
Health Care	12.1%
Consumer Discretionary	11.0%
Industrials	4.6%
Energy	0.8%
Consumer Staples	0.7%
Materials	0.2%
Exchange-Traded Funds	2.4%
Short-Term Investments	0.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	9.9%
Amazon.com, Inc.	9.0%
Alphabet, Inc. Class A	8.5%
Space Exploration Technologies Corp.	5.3%
Applied Materials, Inc.	5.0%
Apple, Inc.	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
Interactive Brokers Group, Inc. Class A	4.6%
Berkshire Hathaway, Inc. Class B	4.3%
Microsoft Corp.	4.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/QualityEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Effective March 27, 2026, the Fund's principal investment strategies added the ability to invest in exchange-traded funds along with the accompanying principal investment risk.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Material Fund Change Strategies [Text Block]		Effective March 27, 2026, the Fund's principal investment strategies added the ability to invest in exchange-traded funds along with the accompanying principal investment risk.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/QualityEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000077155
Shareholder Report [Line Items]
Fund Name		Quality Equity Fund
Class Name		Class R3
Trading Symbol		NRARX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/QualityEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$143	1.27%

Expenses Paid, Amount		$ 143
Expense Ratio, Percent		1.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund generated a positive total return for the year, outperforming its benchmark, the S&P 500® Index (the Index), largely on strong stock selection. Communication Services holdings, led by outsized gains in Alphabet, Inc., SpaceX (a long-held private investment that completed its IPO in June) and select interactive media/AI-related names, were the primary tailwind. IT detracted, driven by weakness in IT Services and Technology Hardware, Storage & Peripherals holdings. Financials also detracted due to underperformance in Financial Services and Insurance names, partially offset by strength in Capital Markets holdings.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within the Communication Services sector, led by mega-cap tech and AI-related names

  An overweight to Communication Services versus the Index

  Stock selection within the IT sector, in the IT Services and Technology Hardware, Storage & Peripherals industries

  An overweight to Financials versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R3 $36,772	S&P 500® Index $41,793
8/31/16	$10,000	$10,000
8/31/17	$11,304	$11,623
8/31/18	$13,321	$13,909
8/31/19	$12,906	$14,315
8/31/20	$14,922	$17,455
8/31/21	$19,977	$22,895
8/31/22	$17,163	$20,325
8/31/23	$19,604	$23,566
8/31/24	$25,682	$29,960
8/31/25	$29,401	$34,718
8/31/26	$36,772	$41,793

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R3	25.07%	12.98%	13.91%
S&P 500® Index	20.38%	12.79%	15.37%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 4,760,388,479
Holdings Count | Holding		48
Advisory Fees Paid, Amount		$ 13,428,796
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$4,760,388,479
Number of Portfolio Holdings	48
Portfolio Turnover Rate	15%
Total Investment Advisory Fees Paid	$13,428,796

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	33.4%
Communication Services	17.7%
Financials	16.8%
Health Care	12.1%
Consumer Discretionary	11.0%
Industrials	4.6%
Energy	0.8%
Consumer Staples	0.7%
Materials	0.2%
Exchange-Traded Funds	2.4%
Short-Term Investments	0.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	9.9%
Amazon.com, Inc.	9.0%
Alphabet, Inc. Class A	8.5%
Space Exploration Technologies Corp.	5.3%
Applied Materials, Inc.	5.0%
Apple, Inc.	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
Interactive Brokers Group, Inc. Class A	4.6%
Berkshire Hathaway, Inc. Class B	4.3%
Microsoft Corp.	4.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/QualityEquity/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Effective March 27, 2026, the Fund's principal investment strategies added the ability to invest in exchange-traded funds along with the accompanying principal investment risk.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Material Fund Change Strategies [Text Block]		Effective March 27, 2026, the Fund's principal investment strategies added the ability to invest in exchange-traded funds along with the accompanying principal investment risk.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/QualityEquity/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000125072
Shareholder Report [Line Items]
Fund Name		Quality Equity Fund
Class Name		Class R6
Trading Symbol		NRSRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/QualityEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$63	0.56%

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund generated a positive total return for the year, outperforming its benchmark, the S&P 500® Index (the Index), largely on strong stock selection. Communication Services holdings, led by outsized gains in Alphabet, Inc., SpaceX (a long-held private investment that completed its IPO in June) and select interactive media/AI-related names, were the primary tailwind. IT detracted, driven by weakness in IT Services and Technology Hardware, Storage & Peripherals holdings. Financials also detracted due to underperformance in Financial Services and Insurance names, partially offset by strength in Capital Markets holdings.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within the Communication Services sector, led by mega-cap tech and AI-related names

  An overweight to Communication Services versus the Index

  Stock selection within the IT sector, in the IT Services and Technology Hardware, Storage & Peripherals industries

  An overweight to Financials versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R6 $39,476	S&P 500® Index $41,793
8/31/16	$10,000	$10,000
8/31/17	$11,384	$11,623
8/31/18	$13,507	$13,909
8/31/19	$13,178	$14,315
8/31/20	$15,350	$17,455
8/31/21	$20,695	$22,895
8/31/22	$17,907	$20,325
8/31/23	$20,599	$23,566
8/31/24	$27,183	$29,960
8/31/25	$31,341	$34,718
8/31/26	$39,476	$41,793

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R6	25.95%	13.79%	14.72%
S&P 500® Index	20.38%	12.79%	15.37%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 4,760,388,479
Holdings Count | Holding		48
Advisory Fees Paid, Amount		$ 13,428,796
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$4,760,388,479
Number of Portfolio Holdings	48
Portfolio Turnover Rate	15%
Total Investment Advisory Fees Paid	$13,428,796

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	33.4%
Communication Services	17.7%
Financials	16.8%
Health Care	12.1%
Consumer Discretionary	11.0%
Industrials	4.6%
Energy	0.8%
Consumer Staples	0.7%
Materials	0.2%
Exchange-Traded Funds	2.4%
Short-Term Investments	0.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	9.9%
Amazon.com, Inc.	9.0%
Alphabet, Inc. Class A	8.5%
Space Exploration Technologies Corp.	5.3%
Applied Materials, Inc.	5.0%
Apple, Inc.	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
Interactive Brokers Group, Inc. Class A	4.6%
Berkshire Hathaway, Inc. Class B	4.3%
Microsoft Corp.	4.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/QualityEquity/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Effective March 27, 2026, the Fund's principal investment strategies added the ability to invest in exchange-traded funds along with the accompanying principal investment risk.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Material Fund Change Strategies [Text Block]		Effective March 27, 2026, the Fund's principal investment strategies added the ability to invest in exchange-traded funds along with the accompanying principal investment risk.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/QualityEquity/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000244622
Shareholder Report [Line Items]
Fund Name		Quality Equity Fund
Class Name		Class E
Trading Symbol		NRAEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/QualityEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$5	0.04%

Expenses Paid, Amount		$ 5
Expense Ratio, Percent		0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund generated a positive total return for the year, outperforming its benchmark, the S&P 500® Index (the Index), largely on strong stock selection. Communication Services holdings, led by outsized gains in Alphabet, Inc., SpaceX (a long-held private investment that completed its IPO in June) and select interactive media/AI-related names, were the primary tailwind. IT detracted, driven by weakness in IT Services and Technology Hardware, Storage & Peripherals holdings. Financials also detracted due to underperformance in Financial Services and Insurance names, partially offset by strength in Capital Markets holdings.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within the Communication Services sector, led by mega-cap tech and AI-related names

  An overweight to Communication Services versus the Index

  Stock selection within the IT sector, in the IT Services and Technology Hardware, Storage & Peripherals industries

  An overweight to Financials versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class E $39,272	S&P 500® Index $41,793
8/31/16	$10,000	$10,000
8/31/17	$11,354	$11,623
8/31/18	$13,438	$13,909
8/31/19	$13,076	$14,315
8/31/20	$15,183	$17,455
8/31/21	$20,413	$22,895
8/31/22	$17,617	$20,325
8/31/23	$20,214	$23,566
8/31/24	$26,757	$29,960
8/31/25	$31,022	$34,718
8/31/26	$39,272	$41,793

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class E	26.59%	13.98%	14.66%
S&P 500® Index	20.38%	12.79%	15.37%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  The performance prior to Class E's inception date of December 6, 2023 is that of the Fund's Investor Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 4,760,388,479
Holdings Count | Holding		48
Advisory Fees Paid, Amount		$ 13,428,796
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$4,760,388,479
Number of Portfolio Holdings	48
Portfolio Turnover Rate	15%
Total Investment Advisory Fees Paid	$13,428,796

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	33.4%
Communication Services	17.7%
Financials	16.8%
Health Care	12.1%
Consumer Discretionary	11.0%
Industrials	4.6%
Energy	0.8%
Consumer Staples	0.7%
Materials	0.2%
Exchange-Traded Funds	2.4%
Short-Term Investments	0.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	9.9%
Amazon.com, Inc.	9.0%
Alphabet, Inc. Class A	8.5%
Space Exploration Technologies Corp.	5.3%
Applied Materials, Inc.	5.0%
Apple, Inc.	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
Interactive Brokers Group, Inc. Class A	4.6%
Berkshire Hathaway, Inc. Class B	4.3%
Microsoft Corp.	4.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/QualityEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Effective March 27, 2026, the Fund's principal investment strategies added the ability to invest in exchange-traded funds along with the accompanying principal investment risk.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Material Fund Change Strategies [Text Block]		Effective March 27, 2026, the Fund's principal investment strategies added the ability to invest in exchange-traded funds along with the accompanying principal investment risk.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/QualityEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000021342
Shareholder Report [Line Items]
Fund Name		Real Estate Fund
Class Name		Trust Class
Trading Symbol		NBRFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/RealEstate/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$109	1.04%

Expenses Paid, Amount		$ 109
Expense Ratio, Percent		1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund and the Real Estate Investment Trust (REIT) market, as measured by the FTSE Nareit All Equity REITs Index (the Index) generated positive total returns. Markets navigated a turbulent year as the U.S. Federal Reserve pivoted from cutting rates in the second half of 2025 to a hawkish, higher-for-longer stance in 2026. Escalating conflict in the Middle East and the resulting oil price shock reasserted inflation risk, pushing the U.S. 10-year Treasury yield up 52 basis points. Investor sentiment remained cautiously optimistic, underpinned by resilient consumer spending and continued GDP growth.

Performance Attribution

Top Contributors

Top Detractors

  Underweights to Gaming and Timberland REITs versus the Index

  Overweights to Ventas, Inc, Equinix, Inc, and not owning VICI Properties

  An overweight to Telecommunication REITs and an underweight to the Lodging/Resorts sector versus the Index

  Overweights to American Tower Corp., Hudson Pacific Properties, Inc., and Avalonbay Communities REIT

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Trust Class $17,427	S&P 500® Index $41,793	FTSE Nareit All Equity REITs Index $17,599
8/31/16	$10,000	$10,000	$10,000
8/31/17	$10,289	$11,623	$10,185
8/31/18	$10,805	$13,909	$10,844
8/31/19	$13,097	$14,315	$12,533
8/31/20	$12,556	$17,455	$11,523
8/31/21	$16,839	$22,895	$15,682
8/31/22	$15,009	$20,325	$14,153
8/31/23	$13,505	$23,566	$13,061
8/31/24	$16,488	$29,960	$15,861
8/31/25	$15,854	$34,718	$15,640
8/31/26	$17,427	$41,793	$17,599

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Trust Class	9.92%	0.69%	5.71%
S&P 500® Index	20.38%	12.79%	15.37%
FTSE Nareit All Equity REITs Index	12.52%	2.33%	5.82%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 555,526,630
Holdings Count | Holding		35
Advisory Fees Paid, Amount		$ 3,666,221
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$555,526,630
Number of Portfolio Holdings	35
Portfolio Turnover Rate	39%
Total Investment Advisory Fees Paid	$3,666,221

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	17.7%
Data Centers	14.9%
Industrial	12.1%
Telecommunications	12.1%
Apartments	8.5%
Regional Malls	6.5%
Free Standing	5.9%
Self Storage	4.9%
Single Family Homes	4.3%
Shopping Centers	3.9%
Office	1.9%
Manufactured Homes	1.8%
Capital Markets	1.7%
Gaming	1.2%
Software & Services	1.0%
Short-Term Investments	1.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Welltower, Inc.	12.2%
Prologis, Inc.	9.3%
Equinix, Inc.	7.9%
American Tower Corp.	6.5%
Simon Property Group, Inc.	5.2%
Digital Realty Trust, Inc.	4.6%
Vivmark Residential	4.0%
SBA Communications Corp.	3.0%
EastGroup Properties, Inc.	2.8%
Extra Space Storage, Inc.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/RealEstate/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/RealEstate/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000021341
Shareholder Report [Line Items]
Fund Name		Real Estate Fund
Class Name		Institutional Class
Trading Symbol		NBRIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/RealEstate/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$89	0.85%

Expenses Paid, Amount		$ 89
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund and the Real Estate Investment Trust (REIT) market, as measured by the FTSE Nareit All Equity REITs Index (the Index) generated positive total returns. Markets navigated a turbulent year as the U.S. Federal Reserve pivoted from cutting rates in the second half of 2025 to a hawkish, higher-for-longer stance in 2026. Escalating conflict in the Middle East and the resulting oil price shock reasserted inflation risk, pushing the U.S. 10-year Treasury yield up 52 basis points. Investor sentiment remained cautiously optimistic, underpinned by resilient consumer spending and continued GDP growth.

Performance Attribution

Top Contributors

Top Detractors

  Underweights to Gaming and Timberland REITs versus the Index

  Overweights to Ventas, Inc, Equinix, Inc, and not owning VICI Properties

  An overweight to Telecommunication REITs and an underweight to the Lodging/Resorts sector versus the Index

  Overweights to American Tower Corp., Hudson Pacific Properties, Inc., and Avalonbay Communities REIT

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

Table Summary
	Institutional Class $1,775,300	S&P 500® Index $4,179,300	FTSE Nareit All Equity REITs Index $1,759,900
8/31/16	$1,000,000	$1,000,000	$1,000,000
8/31/17	$1,030,100	$1,162,300	$1,018,500
8/31/18	$1,084,500	$1,390,900	$1,084,400
8/31/19	$1,317,100	$1,431,500	$1,253,300
8/31/20	$1,264,700	$1,745,500	$1,152,300
8/31/21	$1,699,800	$2,289,500	$1,568,200
8/31/22	$1,516,900	$2,032,500	$1,415,300
8/31/23	$1,368,100	$2,356,600	$1,306,100
8/31/24	$1,674,400	$2,996,000	$1,586,100
8/31/25	$1,612,500	$3,471,800	$1,564,000
8/31/26	$1,775,300	$4,179,300	$1,759,900

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Institutional Class	10.10%	0.87%	5.91%
S&P 500® Index	20.38%	12.79%	15.37%
FTSE Nareit All Equity REITs Index	12.52%	2.33%	5.82%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 555,526,630
Holdings Count | Holding		35
Advisory Fees Paid, Amount		$ 3,666,221
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$555,526,630
Number of Portfolio Holdings	35
Portfolio Turnover Rate	39%
Total Investment Advisory Fees Paid	$3,666,221

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	17.7%
Data Centers	14.9%
Industrial	12.1%
Telecommunications	12.1%
Apartments	8.5%
Regional Malls	6.5%
Free Standing	5.9%
Self Storage	4.9%
Single Family Homes	4.3%
Shopping Centers	3.9%
Office	1.9%
Manufactured Homes	1.8%
Capital Markets	1.7%
Gaming	1.2%
Software & Services	1.0%
Short-Term Investments	1.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Welltower, Inc.	12.2%
Prologis, Inc.	9.3%
Equinix, Inc.	7.9%
American Tower Corp.	6.5%
Simon Property Group, Inc.	5.2%
Digital Realty Trust, Inc.	4.6%
Vivmark Residential	4.0%
SBA Communications Corp.	3.0%
EastGroup Properties, Inc.	2.8%
Extra Space Storage, Inc.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/RealEstate/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/RealEstate/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000090002
Shareholder Report [Line Items]
Fund Name		Real Estate Fund
Class Name		Class A
Trading Symbol		NREAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/RealEstate/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.21%

Expenses Paid, Amount		$ 127
Expense Ratio, Percent		1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund and the Real Estate Investment Trust (REIT) market, as measured by the FTSE Nareit All Equity REITs Index (the Index) generated positive total returns. Markets navigated a turbulent year as the U.S. Federal Reserve pivoted from cutting rates in the second half of 2025 to a hawkish, higher-for-longer stance in 2026. Escalating conflict in the Middle East and the resulting oil price shock reasserted inflation risk, pushing the U.S. 10-year Treasury yield up 52 basis points. Investor sentiment remained cautiously optimistic, underpinned by resilient consumer spending and continued GDP growth.

Performance Attribution

Top Contributors

Top Detractors

  Underweights to Gaming and Timberland REITs versus the Index

  Overweights to Ventas, Inc, Equinix, Inc, and not owning VICI Properties

  An overweight to Telecommunication REITs and an underweight to the Lodging/Resorts sector versus the Index

  Overweights to American Tower Corp., Hudson Pacific Properties, Inc., and Avalonbay Communities REIT

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class A (including sales charge) $16,145	S&P 500® Index $41,793	FTSE Nareit All Equity REITs Index $17,599
8/31/16	$9,425	$10,000	$10,000
8/31/17	$9,674	$11,623	$10,185
8/31/18	$10,148	$13,909	$10,844
8/31/19	$12,281	$14,315	$12,533
8/31/20	$11,751	$17,455	$11,523
8/31/21	$15,734	$22,895	$15,682
8/31/22	$13,999	$20,325	$14,153
8/31/23	$12,573	$23,566	$13,061
8/31/24	$15,334	$29,960	$15,861
8/31/25	$14,713	$34,718	$15,640
8/31/26	$16,145	$41,793	$17,599

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class A (at NAV)	9.73%	0.52%	5.53%
Class A (including sales charge)	3.41%	(0.66)%	4.91%
S&P 500® Index	20.38%	12.79%	15.37%
FTSE Nareit All Equity REITs Index	12.52%	2.33%	5.82%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 555,526,630
Holdings Count | Holding		35
Advisory Fees Paid, Amount		$ 3,666,221
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$555,526,630
Number of Portfolio Holdings	35
Portfolio Turnover Rate	39%
Total Investment Advisory Fees Paid	$3,666,221

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	17.7%
Data Centers	14.9%
Industrial	12.1%
Telecommunications	12.1%
Apartments	8.5%
Regional Malls	6.5%
Free Standing	5.9%
Self Storage	4.9%
Single Family Homes	4.3%
Shopping Centers	3.9%
Office	1.9%
Manufactured Homes	1.8%
Capital Markets	1.7%
Gaming	1.2%
Software & Services	1.0%
Short-Term Investments	1.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Welltower, Inc.	12.2%
Prologis, Inc.	9.3%
Equinix, Inc.	7.9%
American Tower Corp.	6.5%
Simon Property Group, Inc.	5.2%
Digital Realty Trust, Inc.	4.6%
Vivmark Residential	4.0%
SBA Communications Corp.	3.0%
EastGroup Properties, Inc.	2.8%
Extra Space Storage, Inc.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/RealEstate/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/RealEstate/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000090003
Shareholder Report [Line Items]
Fund Name		Real Estate Fund
Class Name		Class C
Trading Symbol		NRECX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/RealEstate/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205	1.96%

Expenses Paid, Amount		$ 205
Expense Ratio, Percent		1.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund and the Real Estate Investment Trust (REIT) market, as measured by the FTSE Nareit All Equity REITs Index (the Index) generated positive total returns. Markets navigated a turbulent year as the U.S. Federal Reserve pivoted from cutting rates in the second half of 2025 to a hawkish, higher-for-longer stance in 2026. Escalating conflict in the Middle East and the resulting oil price shock reasserted inflation risk, pushing the U.S. 10-year Treasury yield up 52 basis points. Investor sentiment remained cautiously optimistic, underpinned by resilient consumer spending and continued GDP growth.

Performance Attribution

Top Contributors

Top Detractors

  Underweights to Gaming and Timberland REITs versus the Index

  Overweights to Ventas, Inc, Equinix, Inc, and not owning VICI Properties

  An overweight to Telecommunication REITs and an underweight to the Lodging/Resorts sector versus the Index

  Overweights to American Tower Corp., Hudson Pacific Properties, Inc., and Avalonbay Communities REIT

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class C (including sales charge) $15,892	S&P 500® Index $41,793	FTSE Nareit All Equity REITs Index $17,599
8/31/16	$10,000	$10,000	$10,000
8/31/17	$10,189	$11,623	$10,185
8/31/18	$10,611	$13,909	$10,844
8/31/19	$12,745	$14,315	$12,533
8/31/20	$12,098	$17,455	$11,523
8/31/21	$16,084	$22,895	$15,682
8/31/22	$14,199	$20,325	$14,153
8/31/23	$12,661	$23,566	$13,061
8/31/24	$15,321	$29,960	$15,861
8/31/25	$14,596	$34,718	$15,640
8/31/26	$15,892	$41,793	$17,599

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class C (at NAV)	8.88%	(0.24)%	4.74%
Class C (including sales charge)	7.88%	(0.24)%	4.74%
S&P 500® Index	20.38%	12.79%	15.37%
FTSE Nareit All Equity REITs Index	12.52%	2.33%	5.82%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 555,526,630
Holdings Count | Holding		35
Advisory Fees Paid, Amount		$ 3,666,221
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$555,526,630
Number of Portfolio Holdings	35
Portfolio Turnover Rate	39%
Total Investment Advisory Fees Paid	$3,666,221

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	17.7%
Data Centers	14.9%
Industrial	12.1%
Telecommunications	12.1%
Apartments	8.5%
Regional Malls	6.5%
Free Standing	5.9%
Self Storage	4.9%
Single Family Homes	4.3%
Shopping Centers	3.9%
Office	1.9%
Manufactured Homes	1.8%
Capital Markets	1.7%
Gaming	1.2%
Software & Services	1.0%
Short-Term Investments	1.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Welltower, Inc.	12.2%
Prologis, Inc.	9.3%
Equinix, Inc.	7.9%
American Tower Corp.	6.5%
Simon Property Group, Inc.	5.2%
Digital Realty Trust, Inc.	4.6%
Vivmark Residential	4.0%
SBA Communications Corp.	3.0%
EastGroup Properties, Inc.	2.8%
Extra Space Storage, Inc.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/RealEstate/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/RealEstate/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000090004
Shareholder Report [Line Items]
Fund Name		Real Estate Fund
Class Name		Class R3
Trading Symbol		NRERX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/RealEstate/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$153	1.46%

Expenses Paid, Amount		$ 153
Expense Ratio, Percent		1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund and the Real Estate Investment Trust (REIT) market, as measured by the FTSE Nareit All Equity REITs Index (the Index) generated positive total returns. Markets navigated a turbulent year as the U.S. Federal Reserve pivoted from cutting rates in the second half of 2025 to a hawkish, higher-for-longer stance in 2026. Escalating conflict in the Middle East and the resulting oil price shock reasserted inflation risk, pushing the U.S. 10-year Treasury yield up 52 basis points. Investor sentiment remained cautiously optimistic, underpinned by resilient consumer spending and continued GDP growth.

Performance Attribution

Top Contributors

Top Detractors

  Underweights to Gaming and Timberland REITs versus the Index

  Overweights to Ventas, Inc, Equinix, Inc, and not owning VICI Properties

  An overweight to Telecommunication REITs and an underweight to the Lodging/Resorts sector versus the Index

  Overweights to American Tower Corp., Hudson Pacific Properties, Inc., and Avalonbay Communities REIT

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R3 $16,715	S&P 500® Index $41,793	FTSE Nareit All Equity REITs Index $17,599
8/31/16	$10,000	$10,000	$10,000
8/31/17	$10,245	$11,623	$10,185
8/31/18	$10,714	$13,909	$10,844
8/31/19	$12,938	$14,315	$12,533
8/31/20	$12,345	$17,455	$11,523
8/31/21	$16,487	$22,895	$15,682
8/31/22	$14,635	$20,325	$14,153
8/31/23	$13,117	$23,566	$13,061
8/31/24	$15,943	$29,960	$15,861
8/31/25	$15,268	$34,718	$15,640
8/31/26	$16,715	$41,793	$17,599

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R3	9.48%	0.27%	5.27%
S&P 500® Index	20.38%	12.79%	15.37%
FTSE Nareit All Equity REITs Index	12.52%	2.33%	5.82%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 555,526,630
Holdings Count | Holding		35
Advisory Fees Paid, Amount		$ 3,666,221
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$555,526,630
Number of Portfolio Holdings	35
Portfolio Turnover Rate	39%
Total Investment Advisory Fees Paid	$3,666,221

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	17.7%
Data Centers	14.9%
Industrial	12.1%
Telecommunications	12.1%
Apartments	8.5%
Regional Malls	6.5%
Free Standing	5.9%
Self Storage	4.9%
Single Family Homes	4.3%
Shopping Centers	3.9%
Office	1.9%
Manufactured Homes	1.8%
Capital Markets	1.7%
Gaming	1.2%
Software & Services	1.0%
Short-Term Investments	1.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Welltower, Inc.	12.2%
Prologis, Inc.	9.3%
Equinix, Inc.	7.9%
American Tower Corp.	6.5%
Simon Property Group, Inc.	5.2%
Digital Realty Trust, Inc.	4.6%
Vivmark Residential	4.0%
SBA Communications Corp.	3.0%
EastGroup Properties, Inc.	2.8%
Extra Space Storage, Inc.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/RealEstate/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/RealEstate/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000125071
Shareholder Report [Line Items]
Fund Name		Real Estate Fund
Class Name		Class R6
Trading Symbol		NRREX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/RealEstate/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$79	0.75%

Expenses Paid, Amount		$ 79
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund and the Real Estate Investment Trust (REIT) market, as measured by the FTSE Nareit All Equity REITs Index (the Index) generated positive total returns. Markets navigated a turbulent year as the U.S. Federal Reserve pivoted from cutting rates in the second half of 2025 to a hawkish, higher-for-longer stance in 2026. Escalating conflict in the Middle East and the resulting oil price shock reasserted inflation risk, pushing the U.S. 10-year Treasury yield up 52 basis points. Investor sentiment remained cautiously optimistic, underpinned by resilient consumer spending and continued GDP growth.

Performance Attribution

Top Contributors

Top Detractors

  Underweights to Gaming and Timberland REITs versus the Index

  Overweights to Ventas, Inc, Equinix, Inc, and not owning VICI Properties

  An overweight to Telecommunication REITs and an underweight to the Lodging/Resorts sector versus the Index

  Overweights to American Tower Corp., Hudson Pacific Properties, Inc., and Avalonbay Communities REIT

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R6 $17,930	S&P 500® Index $41,793	FTSE Nareit All Equity REITs Index $17,599
8/31/16	$10,000	$10,000	$10,000
8/31/17	$10,316	$11,623	$10,185
8/31/18	$10,869	$13,909	$10,844
8/31/19	$13,211	$14,315	$12,533
8/31/20	$12,700	$17,455	$11,523
8/31/21	$17,075	$22,895	$15,682
8/31/22	$15,261	$20,325	$14,153
8/31/23	$13,772	$23,566	$13,061
8/31/24	$16,866	$29,960	$15,861
8/31/25	$16,270	$34,718	$15,640
8/31/26	$17,930	$41,793	$17,599

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R6	10.20%	0.98%	6.01%
S&P 500® Index	20.38%	12.79%	15.37%
FTSE Nareit All Equity REITs Index	12.52%	2.33%	5.82%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 555,526,630
Holdings Count | Holding		35
Advisory Fees Paid, Amount		$ 3,666,221
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$555,526,630
Number of Portfolio Holdings	35
Portfolio Turnover Rate	39%
Total Investment Advisory Fees Paid	$3,666,221

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	17.7%
Data Centers	14.9%
Industrial	12.1%
Telecommunications	12.1%
Apartments	8.5%
Regional Malls	6.5%
Free Standing	5.9%
Self Storage	4.9%
Single Family Homes	4.3%
Shopping Centers	3.9%
Office	1.9%
Manufactured Homes	1.8%
Capital Markets	1.7%
Gaming	1.2%
Software & Services	1.0%
Short-Term Investments	1.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Welltower, Inc.	12.2%
Prologis, Inc.	9.3%
Equinix, Inc.	7.9%
American Tower Corp.	6.5%
Simon Property Group, Inc.	5.2%
Digital Realty Trust, Inc.	4.6%
Vivmark Residential	4.0%
SBA Communications Corp.	3.0%
EastGroup Properties, Inc.	2.8%
Extra Space Storage, Inc.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/RealEstate/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/RealEstate/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000228872
Shareholder Report [Line Items]
Fund Name		Real Estate Fund
Class Name		Class E
Trading Symbol		NREEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/RealEstate/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$9	0.09%

Expenses Paid, Amount		$ 9
Expense Ratio, Percent		0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund and the Real Estate Investment Trust (REIT) market, as measured by the FTSE Nareit All Equity REITs Index (the Index) generated positive total returns. Markets navigated a turbulent year as the U.S. Federal Reserve pivoted from cutting rates in the second half of 2025 to a hawkish, higher-for-longer stance in 2026. Escalating conflict in the Middle East and the resulting oil price shock reasserted inflation risk, pushing the U.S. 10-year Treasury yield up 52 basis points. Investor sentiment remained cautiously optimistic, underpinned by resilient consumer spending and continued GDP growth.

Performance Attribution

Top Contributors

Top Detractors

  Underweights to Gaming and Timberland REITs versus the Index

  Overweights to Ventas, Inc, Equinix, Inc, and not owning VICI Properties

  An overweight to Telecommunication REITs and an underweight to the Lodging/Resorts sector versus the Index

  Overweights to American Tower Corp., Hudson Pacific Properties, Inc., and Avalonbay Communities REIT

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class E $18,228	S&P 500® Index $41,793	FTSE Nareit All Equity REITs Index $17,599
8/31/16	$10,000	$10,000	$10,000
8/31/17	$10,289	$11,623	$10,185
8/31/18	$10,805	$13,909	$10,844
8/31/19	$13,097	$14,315	$12,533
8/31/20	$12,556	$17,455	$11,523
8/31/21	$16,839	$22,895	$15,682
8/31/22	$15,095	$20,325	$14,153
8/31/23	$13,721	$23,566	$13,061
8/31/24	$16,914	$29,960	$15,861
8/31/25	$16,426	$34,718	$15,640
8/31/26	$18,228	$41,793	$17,599

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class E	10.97%	1.60%	6.19%
S&P 500® Index	20.38%	12.79%	15.37%
FTSE Nareit All Equity REITs Index	12.52%	2.33%	5.82%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Trust Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 555,526,630
Holdings Count | Holding		35
Advisory Fees Paid, Amount		$ 3,666,221
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$555,526,630
Number of Portfolio Holdings	35
Portfolio Turnover Rate	39%
Total Investment Advisory Fees Paid	$3,666,221

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	17.7%
Data Centers	14.9%
Industrial	12.1%
Telecommunications	12.1%
Apartments	8.5%
Regional Malls	6.5%
Free Standing	5.9%
Self Storage	4.9%
Single Family Homes	4.3%
Shopping Centers	3.9%
Office	1.9%
Manufactured Homes	1.8%
Capital Markets	1.7%
Gaming	1.2%
Software & Services	1.0%
Short-Term Investments	1.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Welltower, Inc.	12.2%
Prologis, Inc.	9.3%
Equinix, Inc.	7.9%
American Tower Corp.	6.5%
Simon Property Group, Inc.	5.2%
Digital Realty Trust, Inc.	4.6%
Vivmark Residential	4.0%
SBA Communications Corp.	3.0%
EastGroup Properties, Inc.	2.8%
Extra Space Storage, Inc.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/RealEstate/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/RealEstate/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000021330
Shareholder Report [Line Items]
Fund Name		Small Cap Growth Fund
Class Name		Investor Class
Trading Symbol		NBMIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/SmallCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$110	1.02%

Expenses Paid, Amount		$ 110
Expense Ratio, Percent		1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Over the year, the Fund delivered a double-digit positive total return, but lagged its benchmark, the Russell 2000 Growth® Index. The year and our performance were largely defined by the success of secular growth trends, most notably the development and expansion of AI. In the team’s view, despite continued strong fundamentals and thesis-affirming forward guidance across the portfolio, the period closed with an abrupt market pivot away from those higher expectation secular growth opportunities, with that rotation materially impacting the Fund over the last three months.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Consumer Staples, Industrials and IT sectors

  Investments in the Consumer Discretionary and Materials sectors

  Sentiment headwinds associated with a late-period market rotation away from the AI-ecosystem and an increasingly “hawkish” U.S. Federal Reserve

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Investor Class $34,457	Russell 3000® Index $39,898	Russell 2000® Growth Index $27,528	Russell 2000® Index $27,269
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$12,199	$11,606	$11,639	$11,491
8/31/18	$16,916	$13,956	$15,213	$14,416
8/31/19	$17,602	$14,139	$13,537	$12,557
8/31/20	$21,686	$17,171	$15,876	$13,313
8/31/21	$27,747	$22,845	$21,529	$19,581
8/31/22	$22,213	$19,810	$16,091	$16,079
8/31/23	$22,535	$22,734	$17,181	$16,827
8/31/24	$29,498	$28,677	$20,218	$19,935
8/31/25	$29,896	$33,220	$22,336	$21,563
8/31/26	$34,457	$39,898	$27,528	$27,269

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Investor Class	15.26%	4.43%	13.17%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Growth Index	23.25%	5.04%	10.66%
Russell 2000® Index	26.46%	6.85%	10.55%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 642,669,019
Holdings Count | Holding		104
Advisory Fees Paid, Amount		$ 3,726,677
InvestmentCompanyPortfolioTurnover		272.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$642,669,019
Number of Portfolio Holdings	104
Portfolio Turnover Rate	272%
Total Investment Advisory Fees Paid	$3,726,677

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	29.3%
Information Technology	18.1%
Industrials	15.2%
Financials	12.1%
Consumer Discretionary	8.4%
Energy	4.9%
Materials	2.9%
Consumer Staples	2.2%
Communication Services	1.3%
Exchange-Traded Funds	2.0%
Short-Term Investments	3.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund Premier Class	3.3%
FirstCash Holdings, Inc.	2.5%
JFrog Ltd.	2.4%
iShares Russell 2000 Growth ETF	2.0%
BrightSpring Health Services, Inc.	1.9%
Life Time Group Holdings, Inc.	1.7%
Wintrust Financial Corp.	1.6%
Moog, Inc. Class A	1.5%
DT Midstream, Inc.	1.5%
MaxLinear, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/SmallCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/SmallCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000021331
Shareholder Report [Line Items]
Fund Name		Small Cap Growth Fund
Class Name		Trust Class
Trading Symbol		NBMOX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/SmallCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$134	1.25%

Expenses Paid, Amount		$ 134
Expense Ratio, Percent		1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Over the year, the Fund delivered a double-digit positive total return, but lagged its benchmark, the Russell 2000 Growth® Index. The year and our performance were largely defined by the success of secular growth trends, most notably the development and expansion of AI. In the team’s view, despite continued strong fundamentals and thesis-affirming forward guidance across the portfolio, the period closed with an abrupt market pivot away from those higher expectation secular growth opportunities, with that rotation materially impacting the Fund over the last three months.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Consumer Staples, Industrials and IT sectors

  Investments in the Consumer Discretionary and Materials sectors

  Sentiment headwinds associated with a late-period market rotation away from the AI-ecosystem and an increasingly “hawkish” U.S. Federal Reserve

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Trust Class $33,796	Russell 3000® Index $39,898	Russell 2000® Growth Index $27,528	Russell 2000® Index $27,269
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$12,174	$11,606	$11,639	$11,491
8/31/18	$16,855	$13,956	$15,213	$14,416
8/31/19	$17,527	$14,139	$13,537	$12,557
8/31/20	$21,565	$17,171	$15,876	$13,313
8/31/21	$27,539	$22,845	$21,529	$19,581
8/31/22	$21,993	$19,810	$16,091	$16,079
8/31/23	$22,260	$22,734	$17,181	$16,827
8/31/24	$29,066	$28,677	$20,218	$19,935
8/31/25	$29,386	$33,220	$22,336	$21,563
8/31/26	$33,796	$39,898	$27,528	$27,269

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Trust Class	15.01%	4.18%	12.95%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Growth Index	23.25%	5.04%	10.66%
Russell 2000® Index	26.46%	6.85%	10.55%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 642,669,019
Holdings Count | Holding		104
Advisory Fees Paid, Amount		$ 3,726,677
InvestmentCompanyPortfolioTurnover		272.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$642,669,019
Number of Portfolio Holdings	104
Portfolio Turnover Rate	272%
Total Investment Advisory Fees Paid	$3,726,677

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	29.3%
Information Technology	18.1%
Industrials	15.2%
Financials	12.1%
Consumer Discretionary	8.4%
Energy	4.9%
Materials	2.9%
Consumer Staples	2.2%
Communication Services	1.3%
Exchange-Traded Funds	2.0%
Short-Term Investments	3.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund Premier Class	3.3%
FirstCash Holdings, Inc.	2.5%
JFrog Ltd.	2.4%
iShares Russell 2000 Growth ETF	2.0%
BrightSpring Health Services, Inc.	1.9%
Life Time Group Holdings, Inc.	1.7%
Wintrust Financial Corp.	1.6%
Moog, Inc. Class A	1.5%
DT Midstream, Inc.	1.5%
MaxLinear, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/SmallCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/SmallCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000021332
Shareholder Report [Line Items]
Fund Name		Small Cap Growth Fund
Class Name		Advisor Class
Trading Symbol		NBMVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/SmallCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$151	1.41%

Expenses Paid, Amount		$ 151
Expense Ratio, Percent		1.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Over the year, the Fund delivered a double-digit positive total return, but lagged its benchmark, the Russell 2000 Growth® Index. The year and our performance were largely defined by the success of secular growth trends, most notably the development and expansion of AI. In the team’s view, despite continued strong fundamentals and thesis-affirming forward guidance across the portfolio, the period closed with an abrupt market pivot away from those higher expectation secular growth opportunities, with that rotation materially impacting the Fund over the last three months.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Consumer Staples, Industrials and IT sectors

  Investments in the Consumer Discretionary and Materials sectors

  Sentiment headwinds associated with a late-period market rotation away from the AI-ecosystem and an increasingly “hawkish” U.S. Federal Reserve

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Advisor Class $33,289	Russell 3000® Index $39,898	Russell 2000® Growth Index $27,528	Russell 2000® Index $27,269
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$12,158	$11,606	$11,639	$11,491
8/31/18	$16,809	$13,956	$15,213	$14,416
8/31/19	$17,450	$14,139	$13,537	$12,557
8/31/20	$21,438	$17,171	$15,876	$13,313
8/31/21	$27,335	$22,845	$21,529	$19,581
8/31/22	$21,795	$19,810	$16,091	$16,079
8/31/23	$22,032	$22,734	$17,181	$16,827
8/31/24	$28,722	$28,677	$20,218	$19,935
8/31/25	$28,993	$33,220	$22,336	$21,563
8/31/26	$33,289	$39,898	$27,528	$27,269

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Advisor Class	14.82%	4.02%	12.78%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Growth Index	23.25%	5.04%	10.66%
Russell 2000® Index	26.46%	6.85%	10.55%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 642,669,019
Holdings Count | Holding		104
Advisory Fees Paid, Amount		$ 3,726,677
InvestmentCompanyPortfolioTurnover		272.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$642,669,019
Number of Portfolio Holdings	104
Portfolio Turnover Rate	272%
Total Investment Advisory Fees Paid	$3,726,677

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	29.3%
Information Technology	18.1%
Industrials	15.2%
Financials	12.1%
Consumer Discretionary	8.4%
Energy	4.9%
Materials	2.9%
Consumer Staples	2.2%
Communication Services	1.3%
Exchange-Traded Funds	2.0%
Short-Term Investments	3.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund Premier Class	3.3%
FirstCash Holdings, Inc.	2.5%
JFrog Ltd.	2.4%
iShares Russell 2000 Growth ETF	2.0%
BrightSpring Health Services, Inc.	1.9%
Life Time Group Holdings, Inc.	1.7%
Wintrust Financial Corp.	1.6%
Moog, Inc. Class A	1.5%
DT Midstream, Inc.	1.5%
MaxLinear, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/SmallCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/SmallCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000027734
Shareholder Report [Line Items]
Fund Name		Small Cap Growth Fund
Class Name		Institutional Class
Trading Symbol		NBSMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/SmallCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$97	0.90%

Expenses Paid, Amount		$ 97
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Over the year, the Fund delivered a double-digit positive total return, but lagged its benchmark, the Russell 2000 Growth® Index. The year and our performance were largely defined by the success of secular growth trends, most notably the development and expansion of AI. In the team’s view, despite continued strong fundamentals and thesis-affirming forward guidance across the portfolio, the period closed with an abrupt market pivot away from those higher expectation secular growth opportunities, with that rotation materially impacting the Fund over the last three months.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Consumer Staples, Industrials and IT sectors

  Investments in the Consumer Discretionary and Materials sectors

  Sentiment headwinds associated with a late-period market rotation away from the AI-ecosystem and an increasingly “hawkish” U.S. Federal Reserve

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

Table Summary
	Institutional Class $3,511,800	Russell 3000® Index $3,989,800	Russell 2000® Growth Index $2,752,800	Russell 2000® Index $2,726,900
8/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/31/17	$1,223,100	$1,160,600	$1,163,900	$1,149,100
8/31/18	$1,701,500	$1,395,600	$1,521,300	$1,441,600
8/31/19	$1,776,000	$1,413,900	$1,353,700	$1,255,700
8/31/20	$2,193,700	$1,717,100	$1,587,600	$1,331,300
8/31/21	$2,811,900	$2,284,500	$2,152,900	$1,958,100
8/31/22	$2,253,500	$1,981,000	$1,609,100	$1,607,900
8/31/23	$2,289,100	$2,273,400	$1,718,100	$1,682,700
8/31/24	$2,999,100	$2,867,700	$2,021,800	$1,993,500
8/31/25	$3,043,000	$3,322,000	$2,233,600	$2,156,300
8/31/26	$3,511,800	$3,989,800	$2,752,800	$2,726,900

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Institutional Class	15.40%	4.55%	13.38%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Growth Index	23.25%	5.04%	10.66%
Russell 2000® Index	26.46%	6.85%	10.55%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 642,669,019
Holdings Count | Holding		104
Advisory Fees Paid, Amount		$ 3,726,677
InvestmentCompanyPortfolioTurnover		272.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$642,669,019
Number of Portfolio Holdings	104
Portfolio Turnover Rate	272%
Total Investment Advisory Fees Paid	$3,726,677

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	29.3%
Information Technology	18.1%
Industrials	15.2%
Financials	12.1%
Consumer Discretionary	8.4%
Energy	4.9%
Materials	2.9%
Consumer Staples	2.2%
Communication Services	1.3%
Exchange-Traded Funds	2.0%
Short-Term Investments	3.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund Premier Class	3.3%
FirstCash Holdings, Inc.	2.5%
JFrog Ltd.	2.4%
iShares Russell 2000 Growth ETF	2.0%
BrightSpring Health Services, Inc.	1.9%
Life Time Group Holdings, Inc.	1.7%
Wintrust Financial Corp.	1.6%
Moog, Inc. Class A	1.5%
DT Midstream, Inc.	1.5%
MaxLinear, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/SmallCapGrowth/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/SmallCapGrowth/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000077149
Shareholder Report [Line Items]
Fund Name		Small Cap Growth Fund
Class Name		Class A
Trading Symbol		NSNAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/SmallCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	1.27%

Expenses Paid, Amount		$ 137
Expense Ratio, Percent		1.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Over the year, the Fund delivered a double-digit positive total return, but lagged its benchmark, the Russell 2000 Growth® Index. The year and our performance were largely defined by the success of secular growth trends, most notably the development and expansion of AI. In the team’s view, despite continued strong fundamentals and thesis-affirming forward guidance across the portfolio, the period closed with an abrupt market pivot away from those higher expectation secular growth opportunities, with that rotation materially impacting the Fund over the last three months.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Consumer Staples, Industrials and IT sectors

  Investments in the Consumer Discretionary and Materials sectors

  Sentiment headwinds associated with a late-period market rotation away from the AI-ecosystem and an increasingly “hawkish” U.S. Federal Reserve

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class A (including sales charge) $31,924	Russell 3000® Index $39,898	Russell 2000® Growth Index $27,528	Russell 2000® Index $27,269
8/31/16	$9,425	$10,000	$10,000	$10,000
8/31/17	$11,487	$11,606	$11,639	$11,491
8/31/18	$15,922	$13,956	$15,213	$14,416
8/31/19	$16,560	$14,139	$13,537	$12,557
8/31/20	$20,383	$17,171	$15,876	$13,313
8/31/21	$26,027	$22,845	$21,529	$19,581
8/31/22	$20,785	$19,810	$16,091	$16,079
8/31/23	$21,038	$22,734	$17,181	$16,827
8/31/24	$27,464	$28,677	$20,218	$19,935
8/31/25	$27,761	$33,220	$22,336	$21,563
8/31/26	$31,924	$39,898	$27,528	$27,269

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class A (at NAV)	14.99%	4.17%	12.97%
Class A (including sales charge)	8.38%	2.94%	12.31%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Growth Index	23.25%	5.04%	10.66%
Russell 2000® Index	26.46%	6.85%	10.55%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 642,669,019
Holdings Count | Holding		104
Advisory Fees Paid, Amount		$ 3,726,677
InvestmentCompanyPortfolioTurnover		272.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$642,669,019
Number of Portfolio Holdings	104
Portfolio Turnover Rate	272%
Total Investment Advisory Fees Paid	$3,726,677

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	29.3%
Information Technology	18.1%
Industrials	15.2%
Financials	12.1%
Consumer Discretionary	8.4%
Energy	4.9%
Materials	2.9%
Consumer Staples	2.2%
Communication Services	1.3%
Exchange-Traded Funds	2.0%
Short-Term Investments	3.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund Premier Class	3.3%
FirstCash Holdings, Inc.	2.5%
JFrog Ltd.	2.4%
iShares Russell 2000 Growth ETF	2.0%
BrightSpring Health Services, Inc.	1.9%
Life Time Group Holdings, Inc.	1.7%
Wintrust Financial Corp.	1.6%
Moog, Inc. Class A	1.5%
DT Midstream, Inc.	1.5%
MaxLinear, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/SmallCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/SmallCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000077150
Shareholder Report [Line Items]
Fund Name		Small Cap Growth Fund
Class Name		Class C
Trading Symbol		NSNCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.neuberger.com/SmallCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$215	2.01%

Expenses Paid, Amount		$ 215
Expense Ratio, Percent		2.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Over the year, the Fund delivered a double-digit positive total return, but lagged its benchmark, the Russell 2000 Growth® Index. The year and our performance were largely defined by the success of secular growth trends, most notably the development and expansion of AI. In the team’s view, despite continued strong fundamentals and thesis-affirming forward guidance across the portfolio, the period closed with an abrupt market pivot away from those higher expectation secular growth opportunities, with that rotation materially impacting the Fund over the last three months.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Consumer Staples, Industrials and IT sectors

  Investments in the Consumer Discretionary and Materials sectors

  Sentiment headwinds associated with a late-period market rotation away from the AI-ecosystem and an increasingly “hawkish” U.S. Federal Reserve

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class C (including sales charge) $31,430	Russell 3000® Index $39,898	Russell 2000® Growth Index $27,528	Russell 2000® Index $27,269
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$12,100	$11,606	$11,639	$11,491
8/31/18	$16,645	$13,956	$15,213	$14,416
8/31/19	$17,177	$14,139	$13,537	$12,557
8/31/20	$20,989	$17,171	$15,876	$13,313
8/31/21	$26,604	$22,845	$21,529	$19,581
8/31/22	$21,087	$19,810	$16,091	$16,079
8/31/23	$21,183	$22,734	$17,181	$16,827
8/31/24	$27,447	$28,677	$20,218	$19,935
8/31/25	$27,537	$33,220	$22,336	$21,563
8/31/26	$31,430	$39,898	$27,528	$27,269

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class C (at NAV)	14.14%	3.39%	12.13%
Class C (including sales charge)	13.14%	3.39%	12.13%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Growth Index	23.25%	5.04%	10.66%
Russell 2000® Index	26.46%	6.85%	10.55%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 642,669,019
Holdings Count | Holding		104
Advisory Fees Paid, Amount		$ 3,726,677
InvestmentCompanyPortfolioTurnover		272.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$642,669,019
Number of Portfolio Holdings	104
Portfolio Turnover Rate	272%
Total Investment Advisory Fees Paid	$3,726,677

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	29.3%
Information Technology	18.1%
Industrials	15.2%
Financials	12.1%
Consumer Discretionary	8.4%
Energy	4.9%
Materials	2.9%
Consumer Staples	2.2%
Communication Services	1.3%
Exchange-Traded Funds	2.0%
Short-Term Investments	3.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund Premier Class	3.3%
FirstCash Holdings, Inc.	2.5%
JFrog Ltd.	2.4%
iShares Russell 2000 Growth ETF	2.0%
BrightSpring Health Services, Inc.	1.9%
Life Time Group Holdings, Inc.	1.7%
Wintrust Financial Corp.	1.6%
Moog, Inc. Class A	1.5%
DT Midstream, Inc.	1.5%
MaxLinear, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/SmallCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/SmallCapGrowth/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000077152
Shareholder Report [Line Items]
Fund Name		Small Cap Growth Fund
Class Name		Class R3
Trading Symbol		NSNRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/SmallCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$162	1.51%

Expenses Paid, Amount		$ 162
Expense Ratio, Percent		1.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Over the year, the Fund delivered a double-digit positive total return, but lagged its benchmark, the Russell 2000 Growth® Index. The year and our performance were largely defined by the success of secular growth trends, most notably the development and expansion of AI. In the team’s view, despite continued strong fundamentals and thesis-affirming forward guidance across the portfolio, the period closed with an abrupt market pivot away from those higher expectation secular growth opportunities, with that rotation materially impacting the Fund over the last three months.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Consumer Staples, Industrials and IT sectors

  Investments in the Consumer Discretionary and Materials sectors

  Sentiment headwinds associated with a late-period market rotation away from the AI-ecosystem and an increasingly “hawkish” U.S. Federal Reserve

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R3 $33,045	Russell 3000® Index $39,898	Russell 2000® Growth Index $27,528	Russell 2000® Index $27,269
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$12,158	$11,606	$11,639	$11,491
8/31/18	$16,813	$13,956	$15,213	$14,416
8/31/19	$17,441	$14,139	$13,537	$12,557
8/31/20	$21,416	$17,171	$15,876	$13,313
8/31/21	$27,280	$22,845	$21,529	$19,581
8/31/22	$21,728	$19,810	$16,091	$16,079
8/31/23	$21,942	$22,734	$17,181	$16,827
8/31/24	$28,573	$28,677	$20,218	$19,935
8/31/25	$28,809	$33,220	$22,336	$21,563
8/31/26	$33,045	$39,898	$27,528	$27,269

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R3	14.70%	3.91%	12.70%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Growth Index	23.25%	5.04%	10.66%
Russell 2000® Index	26.46%	6.85%	10.55%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 642,669,019
Holdings Count | Holding		104
Advisory Fees Paid, Amount		$ 3,726,677
InvestmentCompanyPortfolioTurnover		272.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$642,669,019
Number of Portfolio Holdings	104
Portfolio Turnover Rate	272%
Total Investment Advisory Fees Paid	$3,726,677

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	29.3%
Information Technology	18.1%
Industrials	15.2%
Financials	12.1%
Consumer Discretionary	8.4%
Energy	4.9%
Materials	2.9%
Consumer Staples	2.2%
Communication Services	1.3%
Exchange-Traded Funds	2.0%
Short-Term Investments	3.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund Premier Class	3.3%
FirstCash Holdings, Inc.	2.5%
JFrog Ltd.	2.4%
iShares Russell 2000 Growth ETF	2.0%
BrightSpring Health Services, Inc.	1.9%
Life Time Group Holdings, Inc.	1.7%
Wintrust Financial Corp.	1.6%
Moog, Inc. Class A	1.5%
DT Midstream, Inc.	1.5%
MaxLinear, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/SmallCapGrowth/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/SmallCapGrowth/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000205810
Shareholder Report [Line Items]
Fund Name		Small Cap Growth Fund
Class Name		Class R6
Trading Symbol		NSRSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.neuberger.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.neuberger.com/SmallCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$86	0.80%

Expenses Paid, Amount		$ 86
Expense Ratio, Percent		0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Over the year, the Fund delivered a double-digit positive total return, but lagged its benchmark, the Russell 2000 Growth® Index. The year and our performance were largely defined by the success of secular growth trends, most notably the development and expansion of AI. In the team’s view, despite continued strong fundamentals and thesis-affirming forward guidance across the portfolio, the period closed with an abrupt market pivot away from those higher expectation secular growth opportunities, with that rotation materially impacting the Fund over the last three months.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Consumer Staples, Industrials and IT sectors

  Investments in the Consumer Discretionary and Materials sectors

  Sentiment headwinds associated with a late-period market rotation away from the AI-ecosystem and an increasingly “hawkish” U.S. Federal Reserve

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Class R6 $35,189	Russell 3000® Index $39,898	Russell 2000® Growth Index $27,528	Russell 2000® Index $27,269
8/31/16	$10,000	$10,000	$10,000	$10,000
8/31/17	$12,199	$11,606	$11,639	$11,491
8/31/18	$16,916	$13,956	$15,213	$14,416
8/31/19	$17,673	$14,139	$13,537	$12,557
8/31/20	$21,854	$17,171	$15,876	$13,313
8/31/21	$28,036	$22,845	$21,529	$19,581
8/31/22	$22,492	$19,810	$16,091	$16,079
8/31/23	$22,870	$22,734	$17,181	$16,827
8/31/24	$29,995	$28,677	$20,218	$19,935
8/31/25	$30,462	$33,220	$22,336	$21,563
8/31/26	$35,189	$39,898	$27,528	$27,269

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Class R6	15.52%	4.65%	13.41%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Growth Index	23.25%	5.04%	10.66%
Russell 2000® Index	26.46%	6.85%	10.55%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  The performance prior to Class R6's inception date of September 7, 2018 is that of the Fund's Investor Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.neuberger.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 642,669,019
Holdings Count | Holding		104
Advisory Fees Paid, Amount		$ 3,726,677
InvestmentCompanyPortfolioTurnover		272.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$642,669,019
Number of Portfolio Holdings	104
Portfolio Turnover Rate	272%
Total Investment Advisory Fees Paid	$3,726,677

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	29.3%
Information Technology	18.1%
Industrials	15.2%
Financials	12.1%
Consumer Discretionary	8.4%
Energy	4.9%
Materials	2.9%
Consumer Staples	2.2%
Communication Services	1.3%
Exchange-Traded Funds	2.0%
Short-Term Investments	3.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund Premier Class	3.3%
FirstCash Holdings, Inc.	2.5%
JFrog Ltd.	2.4%
iShares Russell 2000 Growth ETF	2.0%
BrightSpring Health Services, Inc.	1.9%
Life Time Group Holdings, Inc.	1.7%
Wintrust Financial Corp.	1.6%
Moog, Inc. Class A	1.5%
DT Midstream, Inc.	1.5%
MaxLinear, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/SmallCapGrowth/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Material Fund Change Name [Text Block]		Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/SmallCapGrowth/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.